SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer                  John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Secretary
     Phoenix Life Insurance Company               Phoenix Life Insurance Company
            One American Row                             One American Row
         Hartford, CT 06103-2899                      Hartford, CT 06103-2899
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.


PHOENIX EDGE SERIES FUND
GLOSSARY
March 31, 2006

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (American Municipal Bond Assurance Corporation)

FGIC (Financial Guaranty Insurance Company)

FSA (Financial Security Assurance, Inc.)

MBIA (Municipal Bond Insurance Association)

REIT (Real Estate Investment Trust)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

When-issued and delayed delivery transactions

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

                          PHOENIX CAPITAL GROWTH SERIES
                (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--93.3%

AIR FREIGHT & LOGISTICS--3.8%
   FedEx Corp.                                        99,000    $  11,181,060
   United Parcel Service, Inc. Class B (d)            71,500        5,675,670
                                                                -------------
                                                                   16,856,730
                                                                -------------

APPAREL RETAIL--2.3%
   Urban Outfitters, Inc. (b)(d)                     420,000       10,306,800
                                                                -------------

APPLICATION SOFTWARE--1.3%
   Adobe Systems, Inc. (b)(d)                        164,000        5,726,880
                                                                -------------

BIOTECHNOLOGY--6.6%
   Amgen, Inc. (b)(d)                                234,600       17,067,150
   Genentech, Inc. (b)(d)                             73,000        6,169,230
   Gilead Sciences, Inc. (b)(d)                       96,000        5,973,120
                                                                -------------
                                                                   29,209,500
                                                                -------------

COMMUNICATIONS EQUIPMENT--7.1%
   Cisco Systems, Inc. (b)                           807,520       17,498,958
   Juniper Networks, Inc. (b)(d)                     461,000        8,814,320
   QUALCOMM, Inc.                                    104,000        5,263,440
                                                                -------------
                                                                   31,576,718
                                                                -------------

COMPUTER HARDWARE--2.9%
   Apple Computer, Inc. (b)                          204,000       12,794,880
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--2.0%
   EMC Corp. (b)                                     656,000        8,941,280
                                                                -------------

CONSUMER FINANCE--2.0%
   SLM Corp.                                         170,400        8,850,576
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
   Paychex, Inc.                                     178,000        7,415,480
                                                                -------------

DEPARTMENT STORES--2.3%
   Kohl's Corp. (b)(d)                               192,000       10,177,920
                                                                -------------

DRUG RETAIL--2.8%
   Walgreen Co.                                      286,000       12,335,180
                                                                -------------

FOOD RETAIL--1.0%
   Whole Foods Market, Inc. (d)                       70,000        4,650,800
                                                                -------------

FOOTWEAR--2.4%
   NIKE, Inc. Class B                                125,000       10,637,500
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

GENERAL MERCHANDISE STORES--2.9%
   Target Corp.                                      245,000    $  12,742,450
                                                                -------------

HEALTH CARE EQUIPMENT--4.0%
   Medtronic, Inc.                                   352,920       17,910,690
                                                                -------------

HEALTH CARE SERVICES--1.8%
   Medco Health Solutions, Inc. (b)                  136,700        7,821,974
                                                                -------------

HOME IMPROVEMENT RETAIL--1.9%
   Lowe's Cos., Inc. (d)                             131,900        8,499,636
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--2.0%
   Carnival Corp.                                    184,000        8,716,080
                                                                -------------

HOUSEHOLD PRODUCTS--3.2%
   Procter & Gamble Co. (The)                        243,000       14,001,660
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.9%
   Monster Worldwide, Inc. (b)(d)                    168,000        8,376,480
                                                                -------------

INDUSTRIAL CONGLOMERATES--3.2%
   General Electric Co.                              404,800       14,078,944
                                                                -------------

INDUSTRIAL MACHINERY--2.3%
   Illinois Tool Works, Inc.                         108,000       10,401,480
                                                                -------------

INTERNET SOFTWARE & SERVICES--5.3%
   eBay, Inc. (b)                                    221,000        8,632,260
   Yahoo!, Inc. (b)(d)                               459,000       14,807,340
                                                                -------------
                                                                   23,439,600
                                                                -------------

INVESTMENT BANKING & BROKERAGE--2.5%
   Morgan Stanley                                    177,700       11,163,114
                                                                -------------

MANAGED HEALTH CARE--2.5%
   UnitedHealth Group, Inc.                          199,000       11,116,140
                                                                -------------

MOVIES & ENTERTAINMENT--2.4%
   Walt Disney Co. (The) (d)                         376,000       10,486,640
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.1%
   Citigroup, Inc.                                   288,300       13,616,409
                                                                -------------

RESTAURANTS--2.4%
   Starbucks Corp. (b)(d)                            284,000       10,689,760
                                                                -------------

SEMICONDUCTORS--5.1%
   Intel Corp.                                       489,030        9,462,731
   Maxim Integrated Products, Inc. (d)               248,000        9,213,200

                          PHOENIX CAPITAL GROWTH SERIES
               (FORMERLY PHOENIX-ENGEMANN CAPITAL GROWTH SERIES)

                                                    SHARES         VALUE
                                                 ------------  -------------

SEMICONDUCTORS--(CONTINUED)
   Xilinx, Inc. (d)                                  161,000   $   4,099,060
                                                               -------------
                                                                  22,774,991
                                                               -------------

SOFT DRINKS--2.2%
   PepsiCo, Inc.                                     172,000       9,939,880
                                                               -------------

SPECIALTY STORES--2.3%
   Staples, Inc.                                     395,500      10,093,160
                                                               -------------

SYSTEMS SOFTWARE--2.6%
   Microsoft Corp. (d)                               418,400      11,384,664
                                                               -------------

TRADING COMPANIES & DISTRIBUTORS--1.5%
   Fastenal Co. (d)                                  145,000       6,864,300
                                                               -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $345,138,429)                                413,598,296
                                                               -------------

FOREIGN COMMON STOCKS (c)--5.1%

APPLICATION SOFTWARE--3.7%
   SAP AG Sponsored ADR (Germany) (d)                298,000      16,187,360
                                                               -------------

PHARMACEUTICALS--1.4%
   Teva Pharmaceutical Industries Ltd. ADR
     (United States) (d)                             152,000       6,259,360
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $16,889,990)                                  22,446,720
                                                               -------------
TOTAL LONG TERM INVESTMENTS--98.4%
   (Identified cost $362,028,419)                                436,045,016
                                                               -------------

SHORT-TERM INVESTMENTS--19.6%

MONEY MARKET MUTUAL FUNDS--16.5%
   State Street Navigator Prime Portfolio
     (4.814% seven day effective yield) (e)       73,459,297      73,459,297
                                                               -------------

                                                  PAR VALUE
                                                    (000)          VALUE
                                                 ------------  -------------

COMMERCIAL PAPER (f)--3.1%
   Alpine Securitization Corp. 4.85%, 4/3/06     $     3,105       3,104,163
   Danske Corp. 4.56%, 4/3/06                          2,035       2,034,484

                                                  PAR VALUE
                                                    (000)          VALUE
                                                 ------------  -------------

COMMERCIAL PAPER--(CONTINUED)
   UBS Finance Delaware LLC 4.77%, 4/4/06        $     5,000   $   4,998,013
   Danske Corp. 4.58%, 4/6/06                          2,040       2,038,702
   NetJets, Inc. 4.65%, 4/27/06                        1,500       1,494,963
                                                               -------------
                                                                  13,670,325
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $87,129,622)                                  87,129,622
                                                               -------------

TOTAL INVESTMENTS--118.0%
   (Identified cost $449,158,041)                                523,174,638 (a)
   Other assets and liabilities, net--(18.0)%                    (79,632,254)
                                                               -------------
NET ASSETS--100.0%                                             $ 443,542,384
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $79,380,981 and gross depreciation of $5,714,381 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $449,508,038.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

                          PHOENIX MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--94.2%

AEROSPACE & DEFENSE--3.2%
   Precision Castparts Corp.                          26,400    $   1,568,160
                                                                -------------

APPAREL RETAIL--4.3%
   DSW, Inc. Class A (b)                              40,150        1,257,498
   Urban Outfitters, Inc. (b)                         33,050          811,047
                                                                -------------
                                                                    2,068,545
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--7.2%
   Carter's, Inc. (b)                                 25,000        1,687,250
   Polo Ralph Lauren Corp.                            29,400        1,781,934
                                                                -------------
                                                                    3,469,184
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--3.5%
   T. Rowe Price Group, Inc.                          21,800        1,704,978
                                                                -------------

BIOTECHNOLOGY--3.0%
   PDL BioPharma, Inc. (b)                            43,790        1,436,312
                                                                -------------

CATALOG RETAIL--3.4%
   Coldwater Creek, Inc. (b)                          59,025        1,640,895
                                                                -------------

COMMUNICATIONS EQUIPMENT--2.3%
   Comverse Technology, Inc. (b)                      46,650        1,097,675
                                                                -------------

CONSUMER ELECTRONICS--2.0%
   Harman International Industries, Inc.               8,600          955,718
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--3.1%
   CheckFree Corp. (b)                                29,950        1,512,475
                                                                -------------

EDUCATION SERVICES--2.8%
   Bright Horizons Family Solutions, Inc. (b)         35,300        1,367,169
                                                                -------------

HEALTH CARE EQUIPMENT--9.6%
   Hologic, Inc. (b)                                  35,700        1,975,995
   Intuitive Surgical, Inc. (b)                       16,300        1,923,400
   ResMed, Inc. (b)                                   17,700          778,446
                                                                -------------
                                                                    4,677,841
                                                                -------------

HEALTH CARE FACILITIES--5.9%
   Psychiatric Solutions, Inc. (b)                    49,400        1,636,622
   Sunrise Senior Living, Inc. (b)                    30,900        1,204,173
                                                                -------------
                                                                    2,840,795
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.7%
   Robert Half International, Inc.                    46,650        1,801,157
                                                                -------------

                                                     SHARES         VALUE
                                                  ------------  -------------

INTERNET SOFTWARE & SERVICES--6.6%
   Akamai Technologies, Inc. (b)                      49,200    $   1,618,188
   Openwave Systems, Inc. (b)                         73,950        1,595,841
                                                                -------------
                                                                    3,214,029
                                                                -------------

INVESTMENT BANKING & BROKERAGE--3.3%
   Greenhill & Co., Inc.                              24,300        1,606,473
                                                                -------------

IT CONSULTING & OTHER SERVICES--1.0%
   SRA International, Inc. Class A (b)                12,400          467,852
                                                                -------------

LEISURE FACILITIES--4.2%
   Life Time Fitness, Inc. (b)                        43,200        2,023,920
                                                                -------------

MANAGED HEALTH CARE--2.1%
   WellCare Health Plans, Inc. (b)                    22,900        1,040,576
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--5.4%
   Denbury Resources, Inc. (b)                        30,200          956,434
   Range Resources Corp.                              61,050        1,667,275
                                                                -------------
                                                                    2,623,709
                                                                -------------

RESTAURANTS--2.9%
   Panera Bread Co. Class A (b)                       18,550        1,394,589
                                                                -------------

SEMICONDUCTORS--3.3%
   Intersil Corp. Class A                             54,800        1,584,816
                                                                -------------

SYSTEMS SOFTWARE--3.4%
   Red Hat, Inc. (b)                                  59,400        1,662,012
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--3.5%
   Fastenal Co.                                       35,450        1,678,203
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--4.5%
   NII Holdings, Inc. (b)                             36,900        2,175,993
                                                                -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $37,119,648)                                   45,613,076
                                                                -------------

FOREIGN COMMON STOCKS (c)--4.7%

OIL & GAS DRILLING--2.8%
   Nabors Industries Ltd. (United States) (b)         18,700        1,338,546
                                                                -------------

SEMICONDUCTORS--1.9%
   Marvell Technology Group Ltd. (Japan) (b)          17,000          919,700
                                                                -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,321,531)                                     2,258,246
                                                                -------------
TOTAL LONG TERM INVESTMENTS--98.9%
   (Identified cost $39,441,179)                                   47,871,322
                                                                -------------

                          PHOENIX MID-CAP GROWTH SERIES

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                  ------------  ------------

SHORT-TERM INVESTMENTS--1.3%

REPURCHASE AGREEMENTS--1.3%
   State Street Bank and Trust Co. repurchase
     agreement 1.40% dated 3/31/06, due 4/3/06,
     repurchase price $644,075 collateralized by
     U.S. Treasury Bond 8.125%, 5/15/21 market
     value $660,532                                 $    644    $    644,000
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $644,000)                                        644,000
                                                                ------------

TOTAL INVESTMENTS--100.2%
   (Identified cost $40,085,179)                                  48,515,322 (a)
   Other assets and liabilities, net--(0.2)%                        (110,531)
                                                                ------------
NET ASSETS--100.0%                                              $ 48,404,791
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,736,358 and gross depreciation of $317,148 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $40,096,112.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                         PHOENIX STRATEGIC THEME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--94.7%

AEROSPACE & DEFENSE--3.2%
   Precision Castparts Corp.                          32,600    $   1,936,440
                                                                -------------

APPAREL RETAIL--4.7%
   DSW, Inc. Class A (b)                              49,700        1,556,604
   Urban Outfitters, Inc. (b)                         51,200        1,256,448
                                                                -------------
                                                                    2,813,052
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--7.1%
   Carter's, Inc. (b)                                 30,350        2,048,322
   Polo Ralph Lauren Corp.                            35,950        2,178,929
                                                                -------------
                                                                    4,227,251
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--3.5%
   T. Rowe Price Group, Inc.                          26,450        2,068,655
                                                                -------------

BIOTECHNOLOGY--3.0%
   PDL BioPharma, Inc. (b)                            54,100        1,774,480
                                                                -------------

CATALOG RETAIL--3.3%
   Coldwater Creek, Inc. (b)                          71,175        1,978,665
                                                                -------------

COMMUNICATIONS EQUIPMENT--2.3%
   Comverse Technology, Inc. (b)                      57,500        1,352,975
                                                                -------------

CONSUMER ELECTRONICS--2.0%
   Harman International Industries, Inc.              10,550        1,172,422
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--3.1%
   CheckFree Corp. (b)                                36,750        1,855,875
                                                                -------------

EDUCATION SERVICES--2.8%
   Bright Horizons Family Solutions, Inc. (b)         43,000        1,665,390
                                                                -------------

HEALTH CARE EQUIPMENT--9.9%
   Hologic, Inc. (b)                                  47,350        2,620,822
   Intuitive Surgical, Inc. (b)                       20,100        2,371,800
   ResMed, Inc. (b)                                   21,650          952,167
                                                                -------------
                                                                    5,944,789
                                                                -------------

HEALTH CARE FACILITIES--5.8%
   Psychiatric Solutions, Inc. (b)                    59,600        1,974,548
   Sunrise Senior Living, Inc. (b)                    38,150        1,486,705
                                                                -------------
                                                                    3,461,253
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.7%
   Robert Half International, Inc.                    56,950        2,198,840
                                                                -------------

                                                     SHARES         VALUE
                                                  ------------  -------------

INTERNET SOFTWARE & SERVICES--6.6%
   Akamai Technologies, Inc. (b)                      60,800    $   1,999,712
   Openwave Systems, Inc. (b)                         89,900        1,940,042
                                                                -------------
                                                                    3,939,754
                                                                -------------

INVESTMENT BANKING & BROKERAGE--3.3%
   Greenhill & Co., Inc.                              29,750        1,966,773
                                                                -------------

IT CONSULTING & OTHER SERVICES--1.0%
   SRA International, Inc. Class A (b)                15,300          577,269
                                                                -------------

LEISURE FACILITIES--4.1%
   Life Time Fitness, Inc. (b)                        52,850        2,476,022
                                                                -------------

MANAGED HEALTH CARE--2.1%
   WellCare Health Plans, Inc. (b)                    28,300        1,285,952
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--5.8%
   Denbury Resources, Inc. (b)                        36,500        1,155,955
   Range Resources Corp.                              84,975        2,320,667
                                                                -------------
                                                                    3,476,622
                                                                -------------

RESTAURANTS--2.9%
   Panera Bread Co. Class A (b)                       22,700        1,706,586
                                                                -------------

SEMICONDUCTORS--3.3%
   Intersil Corp. Class A                             67,650        1,956,438
                                                                -------------

SYSTEMS SOFTWARE--3.3%
   Red Hat, Inc. (b)                                  71,650        2,004,767
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--3.4%
   Fastenal Co.                                       42,700        2,021,418
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--4.5%
   NII Holdings, Inc. (b)                             45,650        2,691,980
                                                                -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $46,573,976)                                   56,553,668
                                                                -------------

FOREIGN COMMON STOCKS (c)--4.6%

OIL & GAS DRILLING--2.7%
   Nabors Industries Ltd. (United States) (b)         22,850        1,635,603
                                                                -------------

SEMICONDUCTORS--1.9%
   Marvell Technology Group Ltd. (Japan) (b)          21,000        1,136,100
                                                                -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,851,763)                                     2,771,703
                                                                -------------
TOTAL LONG TERM INVESTMENTS--99.3%
   (Identified cost $49,425,739)                                   59,325,371
                                                                -------------

                         PHOENIX STRATEGIC THEME SERIES

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                  ------------  ------------

SHORT-TERM INVESTMENTS--0.9%

REPURCHASE AGREEMENTS--0.9%
   State Street Bank and Trust Co. repurchase
     agreement 1.40% dated 3/31/06, due
     4/3/06, repurchase price $538,063,
     collateralized by U.S. Treasury Note 4%,
     6/15/09 market value $552,523                 $     538    $    538,000
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $538,000)                                        538,000
                                                                ------------

TOTAL INVESTMENTS--100.2%
   (Identified cost $49,963,739)                                  59,863,371 (a)
   Other assets and liabilities, net--(0.2)%                        (106,338)
                                                                ------------
NET ASSETS--100.0%                                              $ 59,757,033
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,523,427 and gross depreciation of $636,965 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $49,976,909.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

FOREIGN COMMON STOCKS(b)--94.0%

BELGIUM--2.4%
   Belgacom SA (Integrated Telecommunication
     Services)                                       156,800    $   5,014,605
                                                                -------------

BRAZIL--3.1%
   Petroleo Brasileiro S.A. ADR (Integrated
     Oil & Gas)                                       80,000        6,388,000
                                                                -------------

CHINA--1.5%
   PetroChina Co. Ltd. Class H (Integrated
     Oil & Gas)                                    3,004,000        3,135,962
                                                                -------------

FRANCE--2.0%
   PSA Peugeot Citroen SA (Automobile
     Manufacturers) (c)                               66,600        4,196,902
                                                                -------------

GERMANY--10.3%
   Commerzbank AG (Diversified Banks)                163,700        6,522,766
   Deutsche Post AG (Air Freight & Logistics)        114,200        2,863,373
   Deutsche Postbank AG (Diversified Banks)           84,400        6,124,569
   E.ON AG (Electric Utilities)                       50,000        5,504,859
                                                                -------------
                                                                   21,015,567
                                                                -------------

HONG KONG--6.4%
   China Mobile Ltd. (Wireless
     Telecommunication Services)                   1,447,500        7,602,073
   Swire Pacific Ltd. Class B (Multi-Sector
     Holdings)                                     2,982,500        5,419,827
                                                                -------------
                                                                   13,021,900
                                                                -------------

INDIA--1.3%
   ICICI Bank Ltd. Sponsored ADR
     (Diversified Banks)                              93,200        2,579,776
                                                                -------------

ITALY--3.4%
   ENI S.p.A. (Integrated Oil & Gas)                 105,500        3,001,939
   Snam Rete Gas S.p.A. (Gas Utilities)              893,000        3,947,281
                                                                -------------
                                                                    6,949,220
                                                                -------------

JAPAN--26.2%
   Bank of Kyoto Ltd. (The) (Regional Banks)         434,000        5,236,024
   Canon, Inc. (Office Electronics)                  105,000        6,949,448
   Daito Trust Construction Co. Ltd.
     (Homebuilding) (c)                              101,500        5,294,902
   Kyocera Corp. (Electronic Equipment
     Manufacturers)                                   25,500        2,257,519

                                                    SHARES          VALUE
                                                 ------------   -------------

JAPAN--(CONTINUED)
   Mitsubishi UFJ Financial Group, Inc.
     (Diversified Banks)                                 422    $   6,453,696
   NTT DoCoMo, Inc. (Wireless
     Telecommunication Services)                       2,670        3,947,154
   ORIX Corp. (Consumer Finance)                      15,000        4,670,773
   Seino Holdings Co. Ltd. (Trucking)                395,000        4,121,155
   Seven and I Holdings Co. Ltd. (Food
     Retail)                                         118,500        4,691,674
   Takeda Pharmaceutical Co. Ltd.
     (Pharmaceuticals) (c)                            96,000        5,472,897
   Toyota Motor Corp. (Automobile
     Manufacturers) (c)                               81,000        4,425,064
                                                                -------------
                                                                   53,520,306
                                                                -------------

MEXICO--2.7%
   Grupo Aeroportuario del Sureste S.A. de
     C.V. ADR (Airport Services) (c)                 163,000        5,440,940
                                                                -------------

NETHERLANDS--2.3%
   ING Groep N.V. (Other Diversified
     Financial Services) (c)                         119,000        4,701,277
                                                                -------------

PORTUGAL--2.2%
   Portugal Telecom SGPS S.A. (Integrated
     Telecommunication Services)                     378,500        4,591,465
                                                                -------------

SINGAPORE--3.0%
   Oversea-Chinese Banking Corp. Ltd.
     (Diversified Banks)                           1,463,400        6,067,878
                                                                -------------

SPAIN--1.3%
   Altadis SA (Tobacco)                               59,300        2,658,935
                                                                -------------

SWEDEN--2.2%
   Nordea Bank AB (Diversified Banks) (c)            366,000        4,523,015
                                                                -------------

SWITZERLAND--4.6%
   Nestle S.A. Registered Shares (Packaged
     Foods & Meats) (c)                               10,500        3,117,018
   Zurich Financial Services AG Registered
     Shares (Multi-line Insurance) (g)                26,600        6,248,801
                                                                -------------
                                                                    9,365,819
                                                                -------------

TAIWAN--2.9%
   Taiwan Semiconductor Manufacturing Co.
     Ltd. Sponsored ADR (Semiconductors)             584,000        5,875,040
                                                                -------------

UNITED KINGDOM--16.2%
   AstraZeneca plc (Pharmaceuticals)                  70,000        3,526,939

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

UNITED KINGDOM--(CONTINUED)
   British American Tobacco plc (Tobacco)            129,600    $  3,138,843
   Centrica plc (Multi-Utilities)                  1,276,000       6,240,666
   Morrison (WM.) Supermarkets plc (Food
     Retail)                                       1,381,000       4,558,785
   Resolution plc (Life & Health Insurance)          438,000       5,102,403
   Scottish Power plc (Electric Utilities)           284,000       2,871,727
   Vodafone Group plc (Wireless
     Telecommunication Services)                   1,451,800       3,039,455
   Weir Group plc (The) (Industrial
     Machinery)                                      598,000       4,545,494
                                                                ------------
                                                                  33,024,312
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $141,068,026)                                192,070,919
                                                                ------------

FOREIGN PREFERRED STOCKS (b)--3.4%

SOUTH KOREA--3.4%
   Samsung Electronics Co. Ltd. Pfd.
     (Semiconductors)                                 13,600       6,963,771
                                                                ------------
TOTAL FOREIGN PREFERRED STOCKS
   (Identified cost $2,877,795)                                    6,963,771
                                                                ------------
TOTAL LONG TERM INVESTMENTS--97.4%
   (Identified cost $143,945,821)                                199,034,690
                                                                ------------

SHORT-TERM INVESTMENTS--8.1%

MONEY MARKET MUTUAL FUNDS--6.9%
   State Street Navigator Prime Portfolio
     (4.814% seven day effective yield) (d)       13,958,151      13,958,151
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

COMMERCIAL PAPER (e)--1.2%
   CAFCO LLC 4.83%, 4/3/06                       $     2,505       2,504,328
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $16,462,479)                                  16,462,479
                                                                ------------

TOTAL INVESTMENTS--105.5%
   (Identified cost $160,408,300)                                215,497,169 (a)
   Other assets and liabilities, net--(5.5)%                     (11,168,724)
                                                                ------------
NET ASSETS--100.0%                                              $204,328,445
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,737,318 and gross depreciation of $3,709,209 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $160,469,060.

(b) Common stocks and preferred stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(c)   All or a portion of security is on loan.

(d) Represents security purchased with cash collateral received for securities on loan.

(e)   The rate shown is the discount rate.

(g)   Non-income producing.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Logistics                               1.4%
Airport Services                                      2.7
Automobile Manufacturers                              4.3
Consumer Finance                                      2.4
Diversified Banks                                    13.9
Electric Utilities                                    4.2
Electronic Equipment Manufacturers                    1.1
Food Retail                                           4.7
Gas Utilities                                         3.1
Homebuilding                                          2.7
Industrial Machinery                                  2.3
Integrated Oil & Gas                                  6.3
Integrated Telecommunication Services                 4.8
Multi-Sector Holdings                                 2.7
Multi-line Insurance                                  5.7
Office Electronics                                    3.5
Oil & Gas Storage & Transportation                    2.0
Other Diversified Financial Services                  2.4
Packaged Foods & Meats                                1.6
Pharmaceuticals                                       4.5
Regional Banks                                        4.9
Semiconductors                                        6.5
Tobacco                                               2.9
Trucking                                              2.1
Wireless Telecommunication Services                   7.3
                                                    -----
                                                    100.0%
                                                    =====

                            PHOENIX-AIM GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--82.6%

AEROSPACE & DEFENSE--3.8%
   Boeing Co. (The)                                   13,344    $   1,039,898
   General Dynamics Corp.                              8,619          551,444
   Precision Castparts Corp.                          11,818          701,989
   Rockwell Collins, Inc.                              6,346          357,597
                                                                -------------
                                                                    2,650,928
                                                                -------------

APPAREL RETAIL--1.7%
   Aeropostale, Inc. (b)                               8,176          246,588
   AnnTaylor Stores Corp. (b)                         10,360          381,145
   Chico's FAS, Inc. (b)                               8,741          355,234
   DSW, Inc. Class A (b)                               7,128          223,249
                                                                -------------
                                                                    1,206,216
                                                                -------------

APPLICATION SOFTWARE--1.6%
   BEA Systems, Inc. (b)                              42,850          562,621
   Citrix Systems, Inc. (b)                            8,000          303,200
   Hyperion Solutions Corp. (b)                        8,700          283,620
                                                                -------------
                                                                    1,149,441
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
   Janus Capital Group, Inc.                          21,661          501,885
                                                                -------------

BIOTECHNOLOGY--2.8%
   Cephalon, Inc. (b)                                  8,308          500,557
   Gilead Sciences, Inc. (b)                          16,937        1,053,820
   PDL BioPharma, Inc. (b)                            12,950          424,760
                                                                -------------
                                                                    1,979,137
                                                                -------------

COMMUNICATIONS EQUIPMENT--6.3%
   Cisco Systems, Inc. (b)                            70,000        1,516,900
   Harris Corp.                                       11,548          546,105
   QUALCOMM, Inc.                                     28,114        1,422,850
   Redback Networks, Inc. (b)                         19,376          420,265
   Tellabs, Inc. (b)                                  31,809          505,763
                                                                -------------
                                                                    4,411,883
                                                                -------------

COMPUTER & ELECTRONICS RETAIL--0.8%
   Best Buy Co., Inc.                                  9,620          538,047
                                                                -------------

COMPUTER HARDWARE--2.5%
   Apple Computer, Inc. (b)                           22,600        1,417,472
   Dell, Inc. (b)                                     12,000          357,120
                                                                -------------
                                                                    1,774,592
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--1.5%
   EMC Corp. (b)                                      39,500          538,385

                                                    SHARES          VALUE
                                                 ------------   -------------

COMPUTER STORAGE & PERIPHERALS--(CONTINUED)
   Network Appliance, Inc. (b)                         7,000    $     252,210
   Western Digital Corp. (b)                          12,303          239,047
                                                                -------------
                                                                    1,029,642
                                                                -------------

CONSTRUCTION & ENGINEERING--0.4%
   McDermott International, Inc. (b)                   5,476          298,168
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.9%
   Joy Global, Inc.                                   10,500          627,585
   Oshkosh Truck Corp.                                 6,500          404,560
   Terex Corp. (b)                                     3,311          262,364
                                                                -------------
                                                                    1,294,509
                                                                -------------

CONSUMER ELECTRONICS--1.0%
   Harman International Industries, Inc.               6,475          719,567
                                                                -------------

CONSUMER FINANCE--0.7%
   SLM Corp.                                           9,550          496,027
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
   Electronic Data Systems Corp.                      19,180          514,599
                                                                -------------

DEPARTMENT STORES--2.6%
   Federated Department Stores, Inc.                  10,700          781,100
   Nordstrom, Inc.                                    13,000          509,340
   Penney (J.C.) Co., Inc.                             8,830          533,420
                                                                -------------
                                                                    1,823,860
                                                                -------------

DIVERSIFIED METALS & MINING--0.9%
   Phelps Dodge Corp.                                  7,770          625,718
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
   Emerson Electric Co.                                8,139          680,665
   Rockwell Automation, Inc.                           3,990          286,921
                                                                -------------
                                                                      967,586
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
   Amphenol Corp. Class A                              4,850          253,073
                                                                -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.8%
   Monsanto Co.                                        6,475          548,756
                                                                -------------

GENERAL MERCHANDISE STORES--0.8%
   Target Corp.                                       10,130          526,861
                                                                -------------

HEALTH CARE DISTRIBUTORS--0.7%
   Cardinal Health, Inc.                               7,050          525,366
                                                                -------------

                            PHOENIX-AIM GROWTH SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

HEALTH CARE EQUIPMENT--1.0%
   Varian Medical Systems, Inc. (b)                   12,950    $     727,272
                                                                -------------

HEALTH CARE FACILITIES--0.3%
   Manor Care, Inc.                                    4,837          214,521
                                                                -------------

HEALTH CARE SERVICES--2.1%
   Caremark Rx, Inc. (b)                              18,000          885,240
   Omnicare, Inc.                                     10,297          566,232
                                                                -------------
                                                                    1,451,472
                                                                -------------

HEALTH CARE SUPPLIES--0.3%
   Bausch & Lomb, Inc.                                 3,239          206,324
                                                                -------------

HOME ENTERTAINMENT SOFTWARE--0.9%
   Electronic Arts, Inc. (b)                          11,374          622,385
                                                                -------------

HOME IMPROVEMENT RETAIL--0.5%
   Home Depot, Inc. (The)                              8,287          350,540
                                                                -------------

HOUSEHOLD PRODUCTS--0.8%
   Procter & Gamble Co. (The)                          9,262          533,676
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
   Robert Half International, Inc.                    10,858          419,227
                                                                -------------

INDUSTRIAL CONGLOMERATES--2.0%
   Textron, Inc.                                      14,956        1,396,741
                                                                -------------

INDUSTRIAL MACHINERY--1.4%
   ITT Industries, Inc.                                6,186          347,777
   Parker-Hannifin Corp.                               7,522          606,348
                                                                -------------
                                                                      954,125
                                                                -------------

INTEGRATED OIL & GAS--1.2%
   Occidental Petroleum Corp.                          9,204          852,751
                                                                -------------

INTERNET SOFTWARE & SERVICES--3.2%
   eBay, Inc. (b)                                     27,678        1,081,103
   Google, Inc. Class A (b)                            2,900        1,131,000
                                                                -------------
                                                                    2,212,103
                                                                -------------

INVESTMENT BANKING & BROKERAGE--4.6%
   Goldman Sachs Group, Inc. (The)                     7,025        1,102,644
   Merrill Lynch & Co., Inc.                          13,543        1,066,647
   Schwab (Charles) Corp. (The)                       60,209        1,036,197
                                                                -------------
                                                                    3,205,488
                                                                -------------

MANAGED HEALTH CARE--4.9%
   Aetna, Inc.                                        34,501        1,695,379
   CIGNA Corp.                                        10,500        1,371,510
   Health Net, Inc. (b)                                6,982          354,825
                                                                -------------
                                                                    3,421,714
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

MULTI-LINE INSURANCE--1.2%
   Assurant, Inc.                                     11,200    $     551,600
   HCC Insurance Holdings, Inc.                        7,456          259,469
                                                                -------------
                                                                      811,069
                                                                -------------

OIL & GAS DRILLING--1.7%
   ENSCO International, Inc.                          13,000          668,850
   GlobalSantaFe Corp.                                 8,300          504,225
                                                                -------------
                                                                    1,173,075
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--1.6%
   Baker Hughes, Inc.                                  5,280          361,152
   National-Oilwell Varco, Inc. (b)                   11,500          737,380
                                                                -------------
                                                                    1,098,532
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
   Apache Corp.                                        4,743          310,714
                                                                -------------

OIL & GAS REFINING & MARKETING--0.6%
   Valero Energy Corp.                                 6,981          417,324
                                                                -------------

PHARMACEUTICALS--2.2%
   Allergan, Inc.                                      6,373          691,471
   Barr Pharmaceuticals, Inc. (b)                      5,410          340,722
   Wyeth                                              10,820          524,986
                                                                -------------
                                                                    1,557,179
                                                                -------------

PROPERTY & CASUALTY INSURANCE--0.8%
   Allstate Corp. (The)                               10,956          570,917
                                                                -------------

RAILROADS--1.9%
   Burlington Northern Santa Fe Corp.                 15,605        1,300,365
                                                                -------------

RESTAURANTS--0.4%
   Ruby Tuesday, Inc.                                  8,467          271,621
                                                                -------------

SEMICONDUCTOR EQUIPMENT--0.6%
   KLA-Tencor Corp.                                    8,069          390,217
                                                                -------------

SEMICONDUCTORS--6.8%
   Analog Devices, Inc.                               35,643        1,364,770
   Freescale Semiconductor, Inc. Class B (b)          40,000        1,110,800
   Integrated Device Technology, Inc. (b)             20,471          304,199
   Microchip Technology, Inc.                         30,239        1,097,676
   NVIDIA Corp. (b)                                    7,197          412,100
   PMC-Sierra, Inc. (b)                               35,210          432,731
                                                                -------------
                                                                    4,722,276
                                                                -------------

SOFT DRINKS--0.5%
   PepsiCo, Inc.                                       6,465          373,612
                                                                -------------

                            PHOENIX-AIM GROWTH SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

SPECIALIZED FINANCE--0.4%
   Chicago Mercantile Exchange Holdings, Inc.            688    $     307,880
                                                                -------------

SPECIALTY STORES--2.8%
   Office Depot, Inc. (b)                             32,573        1,213,019
   Tiffany & Co.                                      19,000          713,260
                                                                -------------
                                                                    1,926,279
                                                                -------------

SYSTEMS SOFTWARE--1.9%
   Microsoft Corp.                                    26,198          712,848
   Red Hat, Inc. (b)                                  21,300          595,974
                                                                -------------
                                                                    1,308,822
                                                                -------------

THRIFTS & MORTGAGE FINANCE--0.5%
   MGIC Investment Corp.                               5,190          345,810
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
   WESCO International, Inc. (b)                       5,274          358,685
                                                                -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $47,965,247)                                   57,648,577
                                                                -------------

FOREIGN COMMON STOCKS (c)--17.3%

APPLICATION SOFTWARE--2.1%
   Amdocs Ltd. (United States) (b)                    40,377        1,455,995
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.5%
   Nokia Oyj Sponsored ADR (Finland)                  51,801        1,073,317
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.4%
   Seagate Technology Holdings (Singapore)            10,000          263,300
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
   KOMATSU Ltd. (Japan)                               29,000          553,144
                                                                -------------

CONSUMER ELECTRONICS--1.0%
   Garmin Ltd. (United States)                         3,028          240,514
   Matsushita Electric Industrial Co. Ltd.
     (Japan)                                          19,000          422,133
   Matsushita Electric Industrial Co., Ltd.
     Sponsored ADR (Japan)                             2,100           46,494
                                                                -------------
                                                                      709,141
                                                                -------------

DIVERSIFIED BANKS--0.8%
   Kookmin Bank Sponsored ADR (South Korea)            6,307          539,375
                                                                -------------

DIVERSIFIED METALS & MINING--1.2%
   BHP Billiton Ltd. (Australia)                      20,000          400,905
   Rio Tinto plc (United Kingdom)                      8,200          416,231
                                                                -------------
                                                                      817,136
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

HEALTH CARE SUPPLIES--1.6%
   Alcon, Inc. (United States)                        10,625    $   1,107,762
                                                                -------------

HEAVY ELECTRICAL EQUIPMENT--1.2%
   Abb Ltd (Switzerland) (b)                          69,000          870,671
                                                                -------------

MARINE--0.7%
   Mitsui O.S.K. Lines Ltd. (Japan)                   69,000          466,644
                                                                -------------

PHARMACEUTICALS--2.5%
   Novartis AG ADR (Switzerland)                       7,000          388,080
   Roche Holding AG (Switzerland)                      5,700          848,671
   Teva Pharmaceutical Industries Ltd. ADR
     (United States)                                  12,051          496,260
                                                                -------------
                                                                    1,733,011
                                                                -------------

PROPERTY & CASUALTY INSURANCE--1.1%
   Millea Holdings, Inc. (Japan)                          25          494,902
   Mitsui Sumitomo Insurance Co. Ltd.
     (Japan)                                          19,000          258,445
                                                                -------------
                                                                      753,347
                                                                -------------

SEMICONDUCTOR EQUIPMENT--0.6%
   ASML Holding NV NY Registered Shares
     (Netherlands) (b)                                21,855          445,186
                                                                -------------

SEMICONDUCTORS--1.0%
   Marvell Technology Group Ltd. (Japan) (b)          12,705          687,340
                                                                -------------

STEEL--0.8%
   Companhia Vale do Rio Doce ADR (Brazil)            12,000          582,360
                                                                -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $9,872,718)                                    12,057,729
                                                                -------------
TOTAL LONG TERM INVESTMENTS--99.9%
   (Identified cost $57,837,965)                                   69,706,306
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

SHORT-TERM INVESTMENTS--0.4%

REPURCHASE AGREEMENTS--0.4%
   State Street Bank and Trust Co. repurchase
     agreement  4.45% dated 3/31/06, due
     4/3/06 repurchase price $294,109
     collateralized by FNMA 4.25%, 5/15/09
     market value $302,320                       $       294          294,000
                                                                -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $294,000)                                         294,000
                                                                -------------

                            PHOENIX-AIM GROWTH SERIES

TOTAL INVESTMENTS--100.3%
   (Identified cost $58,131,965)                                   70,000,306(a)
   Other assets and liabilities, net--(0.3)%                         (240,055)
                                                                -------------
NET ASSETS--100.0%                                              $  69,760,251
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,202,261 and gross depreciation of $560,255 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $58,358,300.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--93.4%

AEROSPACE & DEFENSE--2.4%
   BE Aerospace, Inc. (b)                             14,350    $     360,472
   Esterline Technologies Corp. (b)                    7,400          316,350
                                                                -------------
                                                                      676,822
                                                                -------------

AIRLINES--1.0%
   AirTran Holdings, Inc. (b)                         15,850          287,044
                                                                -------------

APPAREL RETAIL--3.2%
   AnnTaylor Stores Corp. (b)                          7,000          257,530
   DSW, Inc. Class A (b)                               9,300          291,276
   Gymboree Corp. (The) (b)                           12,800          333,312
                                                                -------------
                                                                      882,118
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.1%
   Phillips-Van Heusen Corp.                           7,650          292,307
                                                                -------------

APPLICATION SOFTWARE--3.0%
   Hyperion Solutions Corp. (b)                        5,625          183,375
   Open Solutions, Inc. (b)                           11,300          308,603
   Quest Software, Inc. (b)                           20,885          348,779
                                                                -------------
                                                                      840,757
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
   Affiliated Managers Group, Inc. (b)                 2,180          232,410
                                                                -------------

AUTO PARTS & EQUIPMENT--1.8%
   LKQ Corp. (b)                                      15,950          331,919
   Tenneco Automotive, Inc. (b)                        8,250          178,943
                                                                -------------
                                                                      510,862
                                                                -------------

BIOTECHNOLOGY--6.4%
   Alkermes, Inc. (b)                                  7,900          174,195
   Cubist Pharmaceuticals, Inc. (b)                    8,300          190,651
   Human Genome Sciences, Inc. (b)                     9,650          104,896
   Illumina, Inc. (b)                                 10,350          245,812
   Keryx Biopharmaceuticals, Inc. (b)                  9,550          182,500
   Medarex, Inc. (b)                                  16,750          221,435
   Myogen, Inc. (b)                                    5,200          188,396
   Theravance, Inc. (b)                                9,600          269,184
   Vertex Pharmaceuticals, Inc. (b)                    5,500          201,245
                                                                -------------
                                                                    1,778,314
                                                                -------------

CASINOS & GAMING--1.0%
   WMS Industries, Inc. (b)                            9,600          288,960
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

COMMODITY CHEMICALS--0.9%
   Westlake Chemical Corp.                             7,500    $     259,125
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.6%
   Polycom, Inc. (b)                                   8,850          191,868
   Powerwave Technologies, Inc. (b)                   18,500          249,565
                                                                -------------
                                                                      441,433
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.6%
   Mobility Electronics, Inc. (b)                     19,200          159,936
                                                                -------------

CONSTRUCTION & ENGINEERING--1.1%
   URS Corp. (b)                                       7,250          291,813
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.5%
   Bucyrus International, Inc. Class A                 8,475          408,410
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
   Gevity HR, Inc.                                     9,150          223,809
   VeriFone Holdings, Inc. (b)                        12,350          374,081
   Wright Express Corp. (b)                           12,300          345,015
                                                                -------------
                                                                      942,905
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.7%
   CoStar Group, Inc. (b)                              4,300          223,127
   FTI Consulting, Inc. (b)                           11,350          323,815
   Navigant Consulting, Inc. (b)                       9,300          198,555
                                                                -------------
                                                                      745,497
                                                                -------------

DIVERSIFIED METALS & MINING--0.9%
   Breakwater Resources, Ltd. (b)                    221,900          248,306
                                                                -------------

EDUCATION SERVICES--0.9%
   Universal Technical Institute, Inc. (b)             8,300          249,830
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--1.2%
   Multi-Fineline Electronix, Inc. (b)                 5,600          327,544
                                                                -------------

HEALTH CARE EQUIPMENT--4.2%
   ArthroCare Corp. (b)                                6,700          320,394
   Hologic, Inc. (b)                                   6,300          348,705
   Intuitive Surgical, Inc. (b)                        1,800          212,400
   Ventana Medical Systems, Inc. (b)                   7,000          292,390
                                                                -------------
                                                                    1,173,889
                                                                -------------

HEALTH CARE FACILITIES--4.3%
   Psychiatric Solutions, Inc. (b)                    10,500          347,865
   Radiation Therapy Services, Inc. (b)                2,550           65,050
   Sunrise Senior Living, Inc. (b)                     8,200          319,554
   Symbion, Inc. (b)                                  10,900          246,885

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

HEALTH CARE FACILITIES--(CONTINUED)
   VCA Antech, Inc. (b)                                7,900    $     224,992
                                                                -------------
                                                                    1,204,346
                                                                -------------

HEALTH CARE SERVICES--1.1%
   Allscripts Healthcare Solutions, Inc. (b)          16,600          303,946
                                                                -------------

HEALTH CARE SUPPLIES--2.1%
   Haemonetics Corp. (b)                               5,100          258,927
   Sybron Dental Specialties, Inc. (b)                 7,550          311,362
                                                                -------------
                                                                      570,289
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.5%
   Morgans Hotel Group (b)                             7,350          129,801
                                                                -------------

INDUSTRIAL MACHINERY--3.0%
   Actuant Corp. Class A                               4,350          266,307
   ESCO Technologies, Inc. (b)                         3,950          200,067
   Gardner Denver, Inc. (b)                            5,750          374,900
                                                                -------------
                                                                      841,274
                                                                -------------

INSURANCE BROKERS--0.7%
   National Financial Partners Corp.                   3,600          203,472
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
   NeuStar, Inc. Class A (b)                           8,150          252,650
                                                                -------------

INTERNET RETAIL--0.9%
   Priceline.com, Inc. (b)                            10,400          258,336
                                                                -------------

INTERNET SOFTWARE & SERVICES--5.4%
   Autobytel, Inc. (b)(d)                              3,757           18,109
   DealerTrack Holdings, Inc. (b)                     14,505          309,102
   Jupitermedia Corp. (b)                             17,150          308,357
   Openwave Systems, Inc. (b)                         13,700          295,646
   WebEx Communications, Inc. (b)                     10,000          336,700
   Websidestory, Inc. (b)                             12,750          219,172
                                                                -------------
                                                                    1,487,086
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.8%
   GFI Group, Inc. (b)                                 5,400          280,314
   Greenhill & Co., Inc.                               3,450          228,079
                                                                -------------
                                                                      508,393
                                                                -------------

IT CONSULTING & OTHER SERVICES--1.0%
   SI International, Inc. (b)                          7,550          265,383
                                                                -------------

LEISURE FACILITIES--1.1%
   Life Time Fitness, Inc. (b)                         6,400          299,840
                                                                -------------

MANAGED HEALTH CARE--2.2%
   Sierra Health Services, Inc. (b)                    7,100          288,970

                                                    SHARES          VALUE
                                                 ------------   -------------

MANAGED HEALTH CARE--(CONTINUED)
   WellCare Health Plans, Inc. (b)                     6,800    $     308,992
                                                                -------------
                                                                      597,962
                                                                -------------

MOVIES & ENTERTAINMENT--1.0%
   World Wrestling Entertainment, Inc.                16,450          278,005
                                                                -------------

OIL & GAS DRILLING--1.8%
   Grey Wolf, Inc. (b)                                28,650          213,156
   TODCO Class A (b)                                   7,100          279,811
                                                                -------------
                                                                      492,967
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--1.2%
   Dril-Quip, Inc. (b)                                 4,650          329,453
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
   Carrizo Oil and Gas, Inc. (b)                       5,800          150,742
                                                                -------------

OIL & GAS REFINING & MARKETING--1.9%
   Giant Industries, Inc. (b)                          4,650          323,361
   Holly Corp.                                         2,800          207,536
                                                                -------------
                                                                      530,897
                                                                -------------

PACKAGED FOODS & MEATS--1.1%
   Hain Celestial Group, Inc. (The) (b)               11,150          292,019
                                                                -------------

PHARMACEUTICALS--1.8%
   Adams Respiratory Therapeutics, Inc. (b)            5,900          234,643
   Medicine Co. (The) (b)                             12,500          257,125
                                                                -------------
                                                                      491,768
                                                                -------------

PROPERTY & CASUALTY INSURANCE--1.1%
   Ohio Casualty Corp.                                 9,800          310,660
                                                                -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
   Jones Lang LaSalle, Inc.                            2,300          176,042
                                                                -------------

REGIONAL BANKS--1.8%
   Boston Private Financial Holdings, Inc.             6,400          216,256
   Signature Bank (b)                                  8,250          268,867
                                                                -------------
                                                                      485,123
                                                                -------------

RESTAURANTS--2.1%
   Applebee's International, Inc.                      8,730          214,321
   McCormick & Schmick's Seafood
     Restaurants, Inc. (b)                            14,300          364,221
                                                                -------------
                                                                      578,542
                                                                -------------

SEMICONDUCTOR EQUIPMENT--3.1%
   ATMI, Inc. (b)                                      9,350          282,370
   FormFactor, Inc. (b)                                7,450          292,934

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
   Tessera Technologies, Inc. (b)                      8,650    $    277,492
                                                                ------------
                                                                     852,796
                                                                ------------

SEMICONDUCTORS--4.0%
   Ikanos Communications, Inc. (b)                     6,400         126,144
   Microsemi Corp. (b)                                11,400         331,854
   SiRF Technology Holdings, Inc. (b)                  9,300         329,313
   Trident Microsystems, Inc. (b)                     11,250         326,925
                                                                ------------
                                                                   1,114,236
                                                                ------------

SPECIALTY CHEMICALS--1.2%
   Zoltek Companies, Inc. (b)                         14,250         325,755
                                                                ------------

SYSTEMS SOFTWARE--1.4%
   Macrovision Corp. (b)                               9,650         213,748
   Secure Computing Corp. (b)                         14,350         165,599
                                                                ------------
                                                                     379,347
                                                                ------------

THRIFTS & MORTGAGE FINANCE--1.7%
   Brookline Bancorp, Inc.                            14,300         221,507
   Flagstar Bancorp, Inc.                             16,250         245,375
                                                                ------------
                                                                     466,882
                                                                ------------

TRUCKING--1.0%
   Landstar System, Inc.                               6,050         266,926
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--1.4%
   SBA Communications Corp. Class A (b)               17,150         401,482
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $19,613,767)                                  25,884,702
                                                                ------------

FOREIGN COMMON STOCKS (c)--5.3%

ADVERTISING--0.8%
   Focus Media Holding Ltd. (China) (b)                3,550         205,971
                                                                ------------

COAL & CONSUMABLE FUELS--1.4%
   Paladin Resources Ltd. (Australia) (b)            108,550         387,524
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--1.1%
   Orient-Express Hotel Ltd. Class A
     (Bermuda)                                         8,000         313,840
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
   Petro Bank Energy and Resources Ltd.
     (Canada) (b)                                     27,800    $    333,322
                                                                ------------

REINSURANCE--0.8%
   Platinum Underwriters Holdings Ltd.
     (United States)                                   7,650         222,615
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,260,943)                                    1,463,272
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.7%
   (Identified cost $20,874,710)                                  27,347,974
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 -----------    ------------

SHORT-TERM INVESTMENTS (e)--2.1%

FEDERAL AGENCY SECURITIES--2.1%
   FHLB 4.35%, 4/5/06                            $       400         399,807
   FHLB 4.645%, 4/12/06                                  100          99,858
   FHLB 4.56%, 4/20/06                                   100          99,759
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $599,424)                                        599,424
                                                                ------------

TOTAL INVESTMENTS--100.8%
   (Identified cost $21,474,134)                                  27,947,398 (a)
   Other assets and liabilities, net--(0.8)%                        (233,953)
                                                                ------------
NET ASSETS--100.0%                                              $ 27,713,445
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,602,897 and gross depreciation of $167,953 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $21,512,454.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid and restricted security. At March 31, 2006, this security amounted to a value of $18,109 or 0.1% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(e)   The rate shown is the discount rate.

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--96.6%

ADVERTISING--0.1%
   Interpublic Group of Cos., Inc. (The) (b)           8,900    $      85,084
                                                                -------------

AEROSPACE & DEFENSE--2.7%
   Boeing Co. (The)                                   12,200          950,746
   General Dynamics Corp.                             11,400          729,372
   Northrop Grumman Corp.                              5,500          375,595
   Rockwell Collins, Inc.                             10,400          586,040
   United Technologies Corp.                           3,100          179,707
                                                                -------------
                                                                    2,821,460
                                                                -------------

AGRICULTURAL PRODUCTS--0.4%
   Archer-Daniels-Midland Co.                          5,000          168,250
   Bunge Ltd.                                          4,400          245,124
                                                                -------------
                                                                      413,374
                                                                -------------

AIR FREIGHT & LOGISTICS--1.1%
   United Parcel Service, Inc. Class B                14,400        1,143,072
                                                                -------------

ALUMINUM--0.2%
   Alcoa, Inc.                                         7,725          236,076
                                                                -------------

APPAREL RETAIL--0.7%
   Limited Brands, Inc.                               13,600          332,656
   TJX Cos., Inc. (The)                               14,000          347,480
                                                                -------------
                                                                      680,136
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
   VF Corp.                                            4,000          227,600
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
   Franklin Resources, Inc.                            3,100          292,144
   Legg Mason, Inc.                                    2,100          263,193
                                                                -------------
                                                                      555,337
                                                                -------------

AUTO PARTS & EQUIPMENT--0.2%
   BorgWarner, Inc.                                    2,700          162,108
   Lear Corp.                                          5,700          101,061
                                                                -------------
                                                                      263,169
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.4%
   Ford Motor Co.                                      9,800           78,008
   General Motors Corp.                               14,200          302,034
                                                                -------------
                                                                      380,042
                                                                -------------

BIOTECHNOLOGY--2.8%
   Amgen, Inc. (b)                                    15,700        1,142,175

                                                    SHARES          VALUE
                                                 ------------   -------------

BIOTECHNOLOGY--(CONTINUED)
   Applera Corp. - Applied Biosystems Group            9,500    $     257,830
   Genentech, Inc. (b)                                 2,500          211,275
   Gilead Sciences, Inc. (b)                          11,200          696,864
   MedImmune, Inc. (b)                                16,100          588,938
                                                                -------------
                                                                    2,897,082
                                                                -------------

BROADCASTING & CABLE TV--0.9%
   CBS Corp. Class B                                   6,600          158,268
   Comcast Corp. Class A (b)                          20,400          533,664
   Univision Communications, Inc. Class A (b)          6,200          213,714
                                                                -------------
                                                                      905,646
                                                                -------------

BUILDING PRODUCTS--0.5%
   American Standard Cos., Inc.                        7,400          317,164
   Masco Corp.                                         6,600          214,434
                                                                -------------
                                                                      531,598
                                                                -------------

COMMERCIAL PRINTING--0.2%
   Donnelley (R.R.) & Sons Co.                         6,100          199,592
                                                                -------------

COMMUNICATIONS EQUIPMENT--3.2%
   ADC Telecommunications, Inc. (b)                    4,285          109,653
   Cisco Systems, Inc. (b)                            36,675          794,747
   Corning, Inc. (b)                                  22,800          613,548
   Motorola, Inc.                                     23,600          540,676
   QUALCOMM, Inc.                                     21,700        1,098,237
   Tellabs, Inc. (b)                                  12,000          190,800
                                                                -------------
                                                                    3,347,661
                                                                -------------

COMPUTER HARDWARE--3.6%
   Apple Computer, Inc. (b)                           11,900          746,368
   Dell, Inc. (b)                                     12,300          366,048
   Hewlett-Packard Co.                                38,500        1,266,650
   International Business Machines Corp.              16,200        1,336,014
                                                                -------------
                                                                    3,715,080
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.4%
   EMC Corp. (b)                                      27,700          377,551
                                                                -------------

CONSUMER FINANCE--0.6%
   American Express Co.                               12,700          667,385
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
   Electronic Data Systems Corp.                      12,000          321,960

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
   Fiserv, Inc. (b)                                    2,500    $     106,375
                                                                -------------
                                                                      428,335
                                                                -------------

DEPARTMENT STORES--0.1%
   Federated Department Stores, Inc.                   2,000          146,000
                                                                -------------

DIVERSIFIED BANKS--2.2%
   Comerica, Inc.                                      6,100          353,617
   U.S. Bancorp                                       12,200          372,100
   Wachovia Corp.                                     15,615          875,221
   Wells Fargo & Co.                                  10,200          651,474
                                                                -------------
                                                                    2,252,412
                                                                -------------

DIVERSIFIED CHEMICALS--0.8%
   Dow Chemical Co. (The)                              4,600          186,760
   Du Pont (E.I.) de Nemours & Co.                     8,500          358,785
   PPG Industries, Inc.                                5,100          323,085
                                                                -------------
                                                                      868,630
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   Cendant Corp.                                       9,500          164,825
                                                                -------------

DRUG RETAIL--0.6%
   Walgreen Co.                                       13,700          590,881
                                                                -------------

EDUCATION SERVICES--0.4%
   Apollo Group, Inc. Class A (b)                      3,700          194,287
   Strayer Education, Inc.                             1,900          194,294
                                                                -------------
                                                                      388,581
                                                                -------------

ELECTRIC UTILITIES--1.5%
   American Electric Power Co., Inc.                   7,400          251,748
   Entergy Corp.                                       5,200          358,488
   Exelon Corp.                                        7,000          370,300
   FPL Group, Inc.                                     2,900          116,406
   Pinnacle West Capital Corp.                         3,000          117,300
   Progress Energy, Inc.                               7,100          312,258
                                                                -------------
                                                                    1,526,500
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
   Cooper Industries Ltd. Class A                      4,200          364,980
   Emerson Electric Co.                                3,500          292,705
   Hubbell, Inc. Class B                               3,800          194,788
                                                                -------------
                                                                      852,473
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
   Vishay Intertechnology, Inc. (b)                    5,500           78,320
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.2%
   Sanmina-SCI Corp. (b)                              20,000           82,000

                                                    SHARES          VALUE
                                                 ------------   -------------

ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
   Solectron Corp. (b)                                40,100    $     160,400
                                                                -------------
                                                                      242,400
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
   Waste Management, Inc.                              6,000          211,800
                                                                -------------

FOOD RETAIL--1.2%
   Albertson's, Inc.                                   7,800          200,226
   Kroger Co. (The) (b)                                3,100           63,116
   Safeway, Inc.                                      10,000          251,200
   SUPERVALU, Inc.                                     8,300          255,806
   Whole Foods Market, Inc.                            7,900          524,876
                                                                -------------
                                                                    1,295,224
                                                                -------------

FOREST PRODUCTS--0.2%
   Weyerhaeuser Co.                                    2,900          210,047
                                                                -------------

GENERAL MERCHANDISE STORES--0.9%
   Target Corp.                                       17,350          902,374
                                                                -------------

HEALTH CARE DISTRIBUTORS--0.1%
   McKesson Corp.                                      1,800           93,834
                                                                -------------

HEALTH CARE EQUIPMENT--0.5%
   Baxter International, Inc.                          3,900          151,359
   Guidant Corp.                                       1,100           85,866
   Medtronic, Inc.                                     6,000          304,500
                                                                -------------
                                                                      541,725
                                                                -------------

HEALTH CARE FACILITIES--0.3%
   HCA, Inc.                                           6,400          293,056
                                                                -------------

HEALTH CARE SERVICES--0.8%
   Caremark Rx, Inc. (b)                              12,900          634,422
   Medco Health Solutions, Inc. (b)                    3,200          183,104
                                                                -------------
                                                                      817,526
                                                                -------------

HOME ENTERTAINMENT SOFTWARE--0.5%
   Electronic Arts, Inc. (b)                          10,000          547,200
                                                                -------------

HOME IMPROVEMENT RETAIL--2.1%
   Home Depot, Inc. (The)                             29,700        1,256,310
   Lowe's Cos., Inc.                                  13,900          895,716
                                                                -------------
                                                                    2,152,026
                                                                -------------

HOMEBUILDING--0.2%
   Pulte Homes, Inc.                                   4,200          161,364
                                                                -------------

HOMEFURNISHING RETAIL--0.2%
   Williams-Sonoma, Inc.                               3,800          161,120
                                                                -------------

HOUSEHOLD PRODUCTS--2.7%
   Colgate-Palmolive Co.                               7,100          405,410

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

HOUSEHOLD PRODUCTS--(CONTINUED)
   Kimberly-Clark Corp.                                3,700    $     213,860
   Procter & Gamble Co. (The)                         37,995        2,189,272
                                                                -------------
                                                                    2,808,542
                                                                -------------

HOUSEWARES & SPECIALTIES--0.2%
   Fortune Brands, Inc.                                2,800          225,764
                                                                -------------

HYPERMARKETS & SUPER CENTERS--0.7%
   Wal-Mart Stores, Inc.                              16,300          770,012
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
   Constellation Energy Group, Inc.                    3,500          191,485
                                                                -------------

INDUSTRIAL CONGLOMERATES--4.0%
   3M Co.                                              2,500          189,225
   General Electric Co.                              106,800        3,714,504
   Textron, Inc.                                       2,800          261,492
                                                                -------------
                                                                    4,165,221
                                                                -------------

INDUSTRIAL MACHINERY--0.5%
   Eaton Corp.                                         5,200          379,444
   Parker-Hannifin Corp.                               1,800          145,098
                                                                -------------
                                                                      524,542
                                                                -------------

INTEGRATED OIL & GAS--6.3%
   Amerada Hess Corp.                                  2,150          306,160
   Chevron Corp.                                      14,400          834,768
   ConocoPhillips                                      6,700          423,105
   Exxon Mobil Corp.                                  62,400        3,797,664
   Marathon Oil Corp.                                  6,300          479,871
   Occidental Petroleum Corp.                          7,000          648,550
                                                                -------------
                                                                    6,490,118
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
   AT&T, Inc.                                         21,900          592,176
   BellSouth Corp.                                    29,000        1,004,850
   Verizon Communications, Inc.                       30,300        1,032,018
                                                                -------------
                                                                    2,629,044
                                                                -------------

INTERNET SOFTWARE & SERVICES--1.4%
   eBay, Inc. (b)                                     18,600          726,516
   Google, Inc. Class A (b)                              400          156,000
   Yahoo!, Inc. (b)                                   17,800          574,228
                                                                -------------
                                                                    1,456,744
                                                                -------------

INVESTMENT BANKING & BROKERAGE--2.7%
   Goldman Sachs Group, Inc. (The)                     1,700          266,832
   Lehman Brothers Holdings, Inc.                      2,900          419,137
   Merrill Lynch & Co., Inc.                          14,200        1,118,392

                                                    SHARES          VALUE
                                                 ------------   -------------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
   Morgan Stanley                                     15,400    $     967,428
                                                                -------------
                                                                    2,771,789
                                                                -------------

LIFE & HEALTH INSURANCE--1.2%
   AFLAC, Inc.                                         7,500          338,475
   Lincoln National Corp.                              7,000          382,130
   MetLife, Inc.                                       6,600          319,242
   UnumProvident Corp.                                11,000          225,280
                                                                -------------
                                                                    1,265,127
                                                                -------------

MANAGED HEALTH CARE--1.2%
   UnitedHealth Group, Inc.                           19,600        1,094,856
   WellPoint, Inc. (b)                                 1,400          108,402
                                                                -------------
                                                                    1,203,258
                                                                -------------

MOVIES & ENTERTAINMENT--1.8%
   Time Warner, Inc.                                  67,300        1,129,967
   Viacom, Inc. Class B (b)                            6,600          256,080
   Walt Disney Co. (The)                              17,200          479,708
                                                                -------------
                                                                    1,865,755
                                                                -------------

MULTI-LINE INSURANCE--2.7%
   American International Group, Inc.                 30,300        2,002,527
   Hartford Financial Services Group, Inc.
     (The)                                             3,900          314,145
   Loews Corp.                                         5,200          526,240
                                                                -------------
                                                                    2,842,912
                                                                -------------

MULTI-UTILITIES--0.6%
   Ameren Corp.                                        2,300          114,586
   DTE Energy Co.                                      6,000          240,540
   Wisconsin Energy Corp.                              2,800          111,972
   Xcel Energy, Inc.                                  10,500          190,575
                                                                -------------
                                                                      657,673
                                                                -------------

OFFICE SERVICES & SUPPLIES--0.1%
   ACCO Brands Corp. (b)                                 963           21,379
   Pitney Bowes, Inc.                                  2,600          111,618
                                                                -------------
                                                                      132,997
                                                                -------------

OIL & GAS DRILLING--0.9%
   Diamond Offshore Drilling, Inc.                     2,800          250,600
   GlobalSantaFe Corp.                                 3,250          197,437
   Noble Corp.                                         3,100          251,410
   Transocean, Inc. (b)                                2,900          232,870
                                                                -------------
                                                                      932,317
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
   Baker Hughes, Inc.                                  5,200          355,680
   Halliburton Co.                                     3,600          262,872

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
   Schlumberger Ltd.                                   4,000    $     506,280
                                                                -------------
                                                                    1,124,832
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
   Kerr-McGee Corp.                                    2,100          200,508
   Noble Energy, Inc.                                  4,400          193,248
                                                                -------------
                                                                      393,756
                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
   El Paso Corp.                                      21,500          259,075
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--6.1%
   Bank of America Corp.                              46,346        2,110,597
   Citigroup, Inc.                                    53,200        2,512,636
   JPMorgan Chase & Co.                               41,132        1,712,736
                                                                -------------
                                                                    6,335,969
                                                                -------------

PACKAGED FOODS & MEATS--0.7%
   ConAgra Foods, Inc.                                 5,100          109,446
   Sara Lee Corp.                                      6,200          110,856
   Wrigley (Wm.) Jr. Co.                               7,200          460,800
                                                                -------------
                                                                      681,102
                                                                -------------

PAPER PACKAGING--0.2%
   Sonoco Products Co.                                 6,000          203,220
                                                                -------------

PHARMACEUTICALS--6.1%
   Abbott Laboratories                                14,700          624,309
   Bristol-Myers Squibb Co.                           17,400          428,214
   Johnson & Johnson                                  21,900        1,296,918
   Lilly (Eli) & Co.                                  17,950          992,635
   Merck & Co., Inc.                                  25,700          905,411
   Pfizer, Inc.                                       64,640        1,610,829
   Wyeth                                               9,300          451,236
                                                                -------------
                                                                    6,309,552
                                                                -------------

PHOTOGRAPHIC PRODUCTS--0.3%
   Eastman Kodak Co.                                  10,050          285,822
                                                                -------------

PROPERTY & CASUALTY INSURANCE--0.9%
   Axis Capital Holdings Ltd.                          6,600          197,340
   Chubb Corp. (The)                                   2,600          248,144
   St. Paul Travelers Cos., Inc. (The)                10,601          443,016
                                                                -------------
                                                                      888,500
                                                                -------------

PUBLISHING & PRINTING--0.1%
   Gannett Co., Inc.                                     900           53,928
                                                                -------------

RAILROADS--1.0%
   Burlington Northern Santa Fe Corp.                  3,100          258,323
   CSX Corp.                                           9,000          538,200

                                                    SHARES          VALUE
                                                 ------------   -------------

RAILROADS--(CONTINUED)
   Norfolk Southern Corp.                              5,000    $     270,350
                                                                -------------
                                                                    1,066,873
                                                                -------------

REGIONAL BANKS--2.2%
   AmSouth Bancorp                                     5,600          151,480
   BB&T Corp.                                          5,200          203,840
   Commerce Bancorp, Inc.                              7,100          260,215
   Huntington Bancshares, Inc.                         6,300          152,019
   KeyCorp                                             8,100          298,080
   National City Corp.                                14,700          513,030
   North Fork Bancorporation, Inc.                     4,900          141,267
   PNC Financial Services Group, Inc. (The)            3,100          208,661
   SunTrust Banks, Inc.                                5,500          400,180
                                                                -------------
                                                                    2,328,772
                                                                -------------

RESTAURANTS--1.5%
   McDonald's Corp.                                   21,900          752,484
   Starbucks Corp. (b)                                19,500          733,980
   Yum! Brands, Inc.                                   2,300          112,378
                                                                -------------
                                                                    1,598,842
                                                                -------------

SEMICONDUCTOR EQUIPMENT--0.2%
   Applied Materials, Inc.                            12,000          210,120
                                                                -------------

SEMICONDUCTORS--2.6%
   Agere Systems, Inc. (b)                            12,300          184,992
   Broadcom Corp. Class A (b)                         13,575          585,897
   Intel Corp.                                        52,175        1,009,586
   NVIDIA Corp. (b)                                    3,700          211,862
   Texas Instruments, Inc.                            21,200          688,364
                                                                -------------
                                                                    2,680,701
                                                                -------------

SOFT DRINKS--1.4%
   Coca-Cola Co. (The)                                20,200          845,774
   Coca-Cola Enterprises, Inc.                         3,800           77,292
   PepsiCo, Inc.                                       9,000          520,110
                                                                -------------
                                                                    1,443,176
                                                                -------------

SPECIALTY CHEMICALS--0.2%
   Lubrizol Corp.  (The)                               5,100          218,535
                                                                -------------

SPECIALTY STORES--0.2%
   Office Depot, Inc. (b)                              6,100          227,164
                                                                -------------

STEEL--0.3%
   United States Steel Corp.                           4,600          279,128
                                                                -------------

SYSTEMS SOFTWARE--3.1%
   Microsoft Corp.                                    94,600        2,574,066
   Oracle Corp. (b)                                   48,100          658,489
                                                                -------------
                                                                    3,232,555
                                                                -------------

                PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

TECHNOLOGY DISTRIBUTORS--0.2%
   Arrow Electronics, Inc. (b)                         4,400    $    141,988
   Tech Data Corp. (b)                                 2,800         103,348
                                                                ------------
                                                                     245,336
                                                                ------------

THRIFTS & MORTGAGE FINANCE--1.5%
   Fannie Mae                                         12,450         639,930
   Freddie Mac                                         2,400         146,400
   Washington Mutual, Inc.                            17,300         737,326
                                                                ------------
                                                                   1,523,656
                                                                ------------

TIRES & RUBBER--0.1%
   Cooper Tire & Rubber Co.                            6,800          97,512
                                                                ------------

TOBACCO--2.0%
   Altria Group, Inc.                                 24,400       1,728,984
   Reynolds American, Inc.                             3,700         390,350
                                                                ------------
                                                                   2,119,334
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--1.1%
   Crown Castle International Corp. (b)                6,000         170,100
   Sprint Nextel Corp.                                36,456         942,023
                                                                ------------
                                                                   1,112,123
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $82,339,957)                                 100,226,481
                                                                ------------

FOREIGN COMMON STOCKS (c)--2.3%

ELECTRONIC MANUFACTURING SERVICES--0.1%
   Flextronics International Ltd.
     (Singapore) (b)                                   7,000          72,450
                                                                ------------

HEALTH CARE SUPPLIES--0.2%
   Alcon, Inc. (United States)                         1,800         187,668
                                                                ------------

INDUSTRIAL CONGLOMERATES--0.5%
   Tyco International Ltd. (United States)            19,700         529,536
                                                                ------------

INDUSTRIAL MACHINERY--0.3%
   Ingersoll-Rand Co. Ltd. Class A (United
     States)                                           7,000         292,530
                                                                ------------

OIL & GAS DRILLING--0.4%
   Nabors Industries Ltd. (United States) (b)          5,450         390,111
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

PROPERTY & CASUALTY INSURANCE--0.6%
   ACE Ltd. (United States)                            7,600    $    395,276
   XL Capital Ltd. Class A (United States)             4,500         288,495
                                                                ------------
                                                                     683,771
                                                                ------------

SEMICONDUCTORS--0.2%
   Marvell Technology Group Ltd. (Japan) (b)           4,120         222,892
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,757,421)                                    2,378,958
                                                                ------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
   Seagate Technology Tax Refund
     Rights (b)(d)                                     7,900             948
                                                                ------------
TOTAL RIGHTS
   (Identified cost $0)                                                  948
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.9%
   (Identified cost $84,097,378)                                 102,606,387
                                                                ------------

SHORT-TERM INVESTMENTS--0.4%

MONEY MARKET MUTUAL FUNDS--0.4%
   SSgA Money Market Fund (4.29% seven day
     effective yield)                                427,851         427,851
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $427,851)                                        427,851
                                                                ------------

TOTAL INVESTMENTS--99.3%
   (Identified cost $84,525,229)                                 103,034,238 (a)
   Other assets and liabilities, net--0.7%                           733,796
                                                                ------------
NET ASSETS--100.0%                                              $103,768,034
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $22,341,311 and gross depreciation of $4,701,178 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $85,394,105.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2006, these securities amounted to a value of $948 or 0% of net assets. For acquisition information, please see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--96.6%

REAL ESTATE INVESTMENT TRUSTS--96.3%

DIVERSIFIED--4.5%
   Vornado Realty Trust                               75,035    $   7,203,360

HEALTH CARE--1.7%
   Ventas, Inc.                                       80,502        2,671,056

INDUSTRIAL/OFFICE--29.3%

INDUSTRIAL--7.5%
   AMB Property Corp.                                 59,840        3,247,517
   ProLogis                                          165,396        8,848,686
                                                                -------------
                                                                   12,096,203
                                                                -------------

MIXED--1.6%
   Digital Realty Trust, Inc.                         69,134        1,947,505
   PS Business Parks, Inc.                            11,745          656,780
                                                                -------------
                                                                    2,604,285
                                                                -------------

OFFICE--20.2%
   Alexandria Real Estate Equities, Inc.              43,344        4,131,984
   Boston Properties, Inc.                            73,566        6,860,029
   Corporate Office Properties Trust                 128,486        5,876,950
   Kilroy Realty Corp.                                38,166        2,948,705
   Reckson Associates Realty Corp.                   110,816        5,077,589
   SL Green Realty Corp.                              74,532        7,564,998
                                                                -------------
                                                                   32,460,255
                                                                -------------

TOTAL INDUSTRIAL/OFFICE                                            47,160,743
                                                                -------------

LODGING/RESORTS--10.9%
   DiamondRock Hospitality Co.                        67,981          938,818
   Host Marriott Corp.                               341,606        7,310,368
   Innkeepers USA Trust                               54,866          929,979
   LaSalle Hotel Properties                           61,511        2,521,951
   Strategic Hotel & Resorts, Inc.                    90,791        2,113,614
   Sunstone Hotel Investors, Inc.                    130,340        3,775,950
                                                                -------------
                                                                   17,590,680
                                                                -------------

RESIDENTIAL--18.4%

APARTMENTS--18.4%
   Apartment Investment & Management Co.
     Class A                                          18,569          870,886
   Archstone-Smith Trust                             113,580        5,539,297
   AvalonBay Communities, Inc.                        39,444        4,303,340
   Camden Property Trust                              44,605        3,213,790

                                                    SHARES          VALUE
                                                 ------------   -------------

REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

RESIDENTIAL--(CONTINUED)
   Equity Residential                                157,421    $   7,365,728
   Essex Property Trust, Inc.                         45,194        4,913,944
   United Dominion Realty Trust, Inc.                118,698        3,387,641
                                                                -------------

TOTAL RESIDENTIAL                                                  29,594,626
                                                                -------------

RETAIL--25.5%

REGIONAL MALLS--14.9%
   General Growth Properties, Inc.                   140,489        6,865,698
   Macerich Co. (The)                                 87,834        6,495,324
   Simon Property Group, Inc.                        125,740       10,579,764
                                                                -------------
                                                                   23,940,786
                                                                -------------

SHOPPING CENTERS--10.6%
   Developers Diversified Realty Corp.               115,124        6,303,039
   Kimco Realty Corp.                                108,499        4,409,399
   Pan Pacific Retail Properties, Inc.                48,558        3,442,762
   Regency Centers Corp.                              44,546        2,993,046
                                                                -------------
                                                                   17,148,246
                                                                -------------

TOTAL RETAIL                                                       41,089,032
                                                                -------------

SELF STORAGE--6.0%
   Extra Space Storage, Inc.                         161,010        2,767,762
   Public Storage, Inc.                               63,209        5,134,467
   U-Store-It Trust                                   85,665        1,726,150
                                                                -------------

                                                                    9,628,379
                                                                -------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Identified cost $88,768,712)                                  154,937,876
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Starwood Hotels & Resorts Worldwide, Inc.              7,030          476,142
(Identified cost $292,913)
TOTAL LONG TERM INVESTMENTS--96.6%
   (Identified cost $89,061,625)                                  155,414,018
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

SHORT-TERM INVESTMENTS (b)--3.8%

COMMERCIAL PAPER--3.8%
   CAFCO LLC 4.83%, 4/3/06                       $     3,000        2,999,195

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

COMMERCIAL PAPER--(CONTINUED)
   UBS Finance Delaware LLC 4.77%, 4/10/06       $     3,085    $  3,081,321
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $6,080,516)                                    6,080,516
                                                                ------------

TOTAL INVESTMENTS--100.4%
   (Identified Cost $95,142,141)                                 161,494,534 (a)
   Other assets and liabilities, net--(0.4)%                        (705,136)
                                                                ------------
NET ASSETS--100.0%                                              $160,789,398
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $66,327,486 and gross depreciation of $0 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $95,167,048.

(b)   The rate shown is the discount rate.

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--96.6%

AEROSPACE & DEFENSE--3.5%
   Boeing Co. (The)                                    7,900    $     615,647
   Honeywell International, Inc.                      18,300          782,691
   Lockheed Martin Corp.                              12,800          961,664
   Northrop Grumman Corp.                              8,600          587,294
   Raytheon Co.                                        9,600          440,064
   United Technologies Corp.                          28,600        1,657,942
                                                                -------------
                                                                    5,045,302
                                                                -------------

AIR FREIGHT & LOGISTICS--0.3%
   Pacer International, Inc.                           4,200          137,256
   United Parcel Service, Inc. Class B                 2,900          230,202
                                                                -------------
                                                                      367,458
                                                                -------------

APPAREL RETAIL--0.4%
   Gap, Inc. (The)                                    30,000          560,400
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
   VF Corp.                                            5,700          324,330
                                                                -------------

APPLICATION SOFTWARE--0.3%
   Autodesk, Inc. (b)                                  3,800          146,376
   Intuit, Inc. (b)                                    6,300          335,097
                                                                -------------
                                                                      481,473
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
   Bank of New York Co., Inc. (The)                   17,400          627,096
   Federated Investors, Inc. Class B                   9,300          363,165
   Franklin Resources, Inc.                            5,700          537,168
   Northern Trust Corp.                               13,800          724,500
   State Street Corp.                                  9,600          580,128
                                                                -------------
                                                                    2,832,057
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.2%
   Ford Motor Co.                                     32,700          260,292
                                                                -------------

BIOTECHNOLOGY--0.2%
   Applera Corp. - Applied Biosystems Group            8,400          227,976
                                                                -------------

BROADCASTING & CABLE TV--0.2%
   CBS Corp. Class B                                  13,600          326,128
                                                                -------------

BUILDING PRODUCTS--0.5%
   Masco Corp.                                        17,300          562,077
   USG Corp. (b)                                       1,900          180,424
                                                                -------------
                                                                      742,501
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

COMMERCIAL PRINTING--0.3%
   Donnelley (R.R.) & Sons Co.                        13,800    $     451,536
                                                                -------------

COMMUNICATIONS EQUIPMENT--3.1%
   Cisco Systems, Inc. (b)                           110,800        2,401,036
   Harris Corp.                                        5,800          274,282
   Motorola, Inc.                                     72,700        1,665,557
   Tellabs, Inc. (b)                                   6,100           96,990
                                                                -------------
                                                                    4,437,865
                                                                -------------

COMPUTER HARDWARE--3.6%
   Dell, Inc. (b)                                     40,100        1,193,376
   Hewlett-Packard Co.                                47,700        1,569,330
   International Business Machines Corp.              26,000        2,144,220
   NCR Corp. (b)                                       4,300          179,697
                                                                -------------
                                                                    5,086,623
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--0.2%
   Emulex Corp. (b)                                   17,200          293,948
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
   PACCAR, Inc.                                        5,400          380,592
   Toro Co. (The)                                      7,000          334,250
                                                                -------------
                                                                      714,842
                                                                -------------

CONSUMER FINANCE--1.1%
   American Express Co.                               20,800        1,093,040
   Capital One Financial Corp.                         6,300          507,276
                                                                -------------
                                                                    1,600,316
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
   CheckFree Corp. (b)                                 2,300          116,150
   Computer Sciences Corp. (b)                        13,600          755,480
   Fiserv, Inc. (b)                                   14,500          616,975
                                                                -------------
                                                                    1,488,605
                                                                -------------

DEPARTMENT STORES--2.1%
   Federated Department Stores, Inc.                  14,400        1,051,200
   Nordstrom, Inc.                                    23,100          905,058
   Penney (J.C.) Co., Inc.                            16,500          996,765
                                                                -------------
                                                                    2,953,023
                                                                -------------

DIVERSIFIED BANKS--3.0%
   Comerica, Inc.                                      6,600          382,602
   U.S. Bancorp                                       15,100          460,550
   Wachovia Corp.                                     49,100        2,752,055
   Wells Fargo & Co.                                  11,800          753,666
                                                                -------------
                                                                    4,348,873
                                                                -------------

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

DIVERSIFIED CHEMICALS--0.5%
   Dow Chemical Co. (The)                             14,000    $     568,400
   PPG Industries, Inc.                                1,800          114,030
                                                                -------------
                                                                      682,430
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
   Dun & Bradstreet Corp. (b)                          5,000          383,400
                                                                -------------

DIVERSIFIED METALS & MINING--0.4%
   Freeport-McMoRan Copper & Gold, Inc.
     Class B (Indonesia)                              10,300          615,631
                                                                -------------

ELECTRIC UTILITIES--0.3%
   PPL Corp.                                          12,500          367,500
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
   Emerson Electric Co.                               15,200        1,271,176
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.1%
   Sanmina-SCI Corp. (b)                              45,600          186,960
                                                                -------------

FOOD RETAIL--0.2%
   Kroger Co. (The) (b)                               13,800          280,968
                                                                -------------

FOOTWEAR--0.5%
   NIKE, Inc. Class B                                  7,900          672,290
                                                                -------------

GAS UTILITIES--0.2%
   UGI Corp.                                          11,800          248,626
                                                                -------------

GENERAL MERCHANDISE STORES--0.1%
   Dollar General Corp.                                8,600          151,962
                                                                -------------

HEALTH CARE DISTRIBUTORS--1.0%
   Cardinal Health, Inc.                              10,300          767,556
   McKesson Corp.                                     12,200          635,986
                                                                -------------
                                                                    1,403,542
                                                                -------------

HEALTH CARE EQUIPMENT--2.1%
   Baxter International, Inc.                         16,800          652,008
   Becton, Dickinson & Co.                            17,100        1,053,018
   Fisher Scientific International, Inc. (b)           8,200          558,010
   Kinetic Concepts, Inc. (b)                          3,600          148,212
   PerkinElmer, Inc.                                  23,400          549,198
                                                                -------------
                                                                    2,960,446
                                                                -------------

HEALTH CARE SERVICES--0.3%
   Caremark Rx, Inc. (b)                               8,000          393,440
                                                                -------------

HEALTH CARE SUPPLIES--0.4%
   Bausch & Lomb, Inc.                                 9,200          586,040
                                                                -------------

HOME IMPROVEMENT RETAIL--1.6%
   Home Depot, Inc. (The)                             32,200        1,362,060

                                                    SHARES          VALUE
                                                 ------------   -------------

HOME IMPROVEMENT RETAIL--(CONTINUED)
   Sherwin-Williams Co. (The)                         18,500    $     914,640
                                                                -------------
                                                                    2,276,700
                                                                -------------

HOUSEHOLD APPLIANCES--0.8%
   Black & Decker Corp. (The)                         10,300          894,967
   Whirlpool Corp.                                     2,500          228,675
                                                                -------------
                                                                    1,123,642
                                                                -------------

HOUSEHOLD PRODUCTS--1.5%
   Colgate-Palmolive Co.                              17,000          970,700
   Kimberly-Clark Corp.                               20,000        1,156,000
                                                                -------------
                                                                    2,126,700
                                                                -------------

HOUSEWARES & SPECIALTIES--0.4%
   Newell Rubbermaid, Inc.                            24,800          624,712
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
   Constellation Energy Group, Inc.                   10,400          568,984
                                                                -------------

INDUSTRIAL CONGLOMERATES--2.2%
   3M Co.                                              3,100          234,639
   General Electric Co.                               70,700        2,458,946
   Textron, Inc.                                       4,300          401,577
                                                                -------------
                                                                    3,095,162
                                                                -------------

INDUSTRIAL MACHINERY--1.8%
   Danaher Corp.                                       3,500          222,425
   Dover Corp.                                         4,100          199,096
   Eaton Corp.                                        14,600        1,065,362
   Illinois Tool Works, Inc.                           7,800          751,218
   Parker-Hannifin Corp.                               4,300          346,623
                                                                -------------
                                                                    2,584,724
                                                                -------------

INSURANCE BROKERS--0.2%
   AON Corp.                                           7,100          294,721
                                                                -------------

INTEGRATED OIL & GAS--8.3%
   Chevron Corp.                                      34,800        2,017,356
   ConocoPhillips                                     15,300          966,195
   Exxon Mobil Corp.                                 100,700        6,128,602
   Marathon Oil Corp.                                  3,100          236,127
   Occidental Petroleum Corp.                         27,000        2,501,550
                                                                -------------
                                                                   11,849,830
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--4.2%
   AT&T, Inc.                                         77,399        2,092,869
   BellSouth Corp.                                    31,500        1,091,475
   Citizens Communications Co.                        50,400          668,808
   Qwest Communications International,
     Inc. (b)                                         24,400          165,920

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
   Verizon Communications, Inc.                       56,000    $   1,907,360
                                                                -------------
                                                                    5,926,432
                                                                -------------

INTERNET RETAIL--0.2%
   IAC/InterActiveCorp. (b)                           10,600          312,382
                                                                -------------

INTERNET SOFTWARE & SERVICES--0.2%
   VeriSign, Inc. (b)                                 10,300          247,097
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.8%
   Merrill Lynch & Co., Inc.                          25,400        2,000,504
   Morgan Stanley                                     10,200          640,764
                                                                -------------
                                                                    2,641,268
                                                                -------------

LIFE & HEALTH INSURANCE--3.5%
   AFLAC, Inc.                                        13,000          586,690
   Lincoln National Corp.                             16,800          917,112
   MetLife, Inc.                                      36,100        1,746,157
   Principal Financial Group, Inc.                    13,300          649,040
   Protective Life Corp.                               1,800           89,532
   Prudential Financial, Inc.                         11,000          833,910
   StanCorp Financial Group, Inc.                      2,000          108,220
                                                                -------------
                                                                    4,930,661
                                                                -------------

MANAGED HEALTH CARE--2.4%
   Aetna, Inc.                                        19,900          977,886
   CIGNA Corp.                                         4,700          613,914
   UnitedHealth Group, Inc.                           15,800          882,588
   WellPoint, Inc. (b)                                12,900          998,847
                                                                -------------
                                                                    3,473,235
                                                                -------------

METAL & GLASS CONTAINERS--0.3%
   Crown Holdings, Inc. (b)                           17,100          303,354
   Silgan Holdings, Inc.                               3,400          136,578
                                                                -------------
                                                                      439,932
                                                                -------------

MOTORCYCLE MANUFACTURERS--0.1%
   Harley-Davidson, Inc.                               2,600          134,888
                                                                -------------

MOVIES & ENTERTAINMENT--2.3%
   Time Warner, Inc.                                 136,300        2,288,477
   Viacom, Inc. Class B (b)                           13,600          527,680
   Walt Disney Co. (The)                              16,600          462,974
                                                                -------------
                                                                    3,279,131
                                                                -------------

MULTI-LINE INSURANCE--0.1%
   Hartford Financial Services Group, Inc.
     (The)                                             1,700          136,935
   Unitrin, Inc.                                       1,700           79,067
                                                                -------------
                                                                      216,002
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

OIL & GAS DRILLING--0.5%
   Grey Wolf, Inc. (b)                                54,300    $     403,992
   TODCO Class A (b)                                   8,900          350,749
                                                                -------------
                                                                      754,741
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.7%
   Burlington Resources, Inc.                          6,700          615,797
   Devon Energy Corp.                                  7,400          452,658
                                                                -------------
                                                                    1,068,455
                                                                -------------

OIL & GAS REFINING & MARKETING--0.5%
   Sunoco, Inc.                                        3,800          294,766
   Valero Energy Corp.                                 7,800          466,284
                                                                -------------
                                                                      761,050
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--6.8%
   Bank of America Corp.                             101,809        4,636,382
   Citigroup, Inc.                                    45,400        2,144,242
   JPMorgan Chase & Co.                               72,000        2,998,080
                                                                -------------
                                                                    9,778,704
                                                                -------------

PACKAGED FOODS & MEATS--1.9%
   Campbell Soup Co.                                  11,000          356,400
   General Mills, Inc.                                13,100          663,908
   Kellogg Co.                                        37,500        1,651,500
                                                                -------------
                                                                    2,671,808
                                                                -------------

PHARMACEUTICALS--7.4%
   Abbott Laboratories                                26,400        1,121,208
   Alpharma, Inc. Class A                              8,000          214,560
   Barr Pharmaceuticals, Inc. (b)                      5,900          371,582
   Endo Pharmaceuticals Holdings, Inc. (b)             9,000          295,290
   Johnson & Johnson                                  58,200        3,446,604
   Medicis Pharmaceutical Corp. Class A                9,200          299,920
   Merck & Co., Inc.                                  27,900          982,917
   Pfizer, Inc.                                      125,900        3,137,428
   Watson Pharmaceuticals, Inc. (b)                    4,000          114,960
   Wyeth                                              10,500          509,460
                                                                -------------
                                                                   10,493,929
                                                                -------------

PROPERTY & CASUALTY INSURANCE--2.6%
   Allstate Corp. (The)                               34,400        1,792,584
   Cincinnati Financial Corp.                          2,600          109,382
   Philadelphia Consolidated Holding Co. (b)           2,700           92,178
   Progressive Corp. (The)                             4,100          427,466
   St. Paul Travelers Cos., Inc. (The)                30,000        1,253,700
                                                                -------------
                                                                    3,675,310
                                                                -------------

RAILROADS--0.5%
   Burlington Northern Santa Fe Corp.                  3,600          299,988

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

RAILROADS--(CONTINUED)
   Norfolk Southern Corp.                              7,400    $    400,118
                                                                ------------
                                                                     700,106
                                                                ------------

REGIONAL BANKS--0.9%
   Bank of Hawaii Corp.                                5,800         309,198
   KeyCorp                                            13,400         493,120
   National City Corp.                                 3,900         136,110
   SunTrust Banks, Inc.                                2,400         174,624
   Synovus Financial Corp.                             6,600         178,794
                                                                ------------
                                                                   1,291,846
                                                                ------------

REITS--0.5%
   American Home Mortgage Investment Corp.             6,300         196,623
   Highwoods Properties, Inc.                         13,700         462,101
                                                                ------------
                                                                     658,724
                                                                ------------

REITS--0.4%
   Boston Properties, Inc.                             3,900         363,675
   New Plan Excel Realty Trust                         7,300         189,362
                                                                ------------
                                                                     553,037
                                                                ------------

RESTAURANTS--1.4%
   McDonald's Corp.                                   39,200       1,346,912
   Yum! Brands, Inc.                                  12,500         610,750
                                                                ------------
                                                                   1,957,662
                                                                ------------

SEMICONDUCTOR EQUIPMENT--0.1%
   Lam Research Corp. (b)                              4,900         210,700
                                                                ------------

SEMICONDUCTORS--3.0%
   Advanced Micro Devices, Inc. (b)                    7,600         252,016
   Freescale Semiconductor, Inc. Class B (b)          14,300         397,111
   Intel Corp.                                        88,400       1,710,540
   LSI Logic Corp. (b)                                27,300         315,588
   National Semiconductor Corp.                        3,200          89,088
   NVIDIA Corp. (b)                                    4,400         251,944
   OmniVision Technologies, Inc. (b)                   2,400          72,480
   ON Semiconductor Corp. (b)                         30,700         222,882
   Texas Instruments, Inc.                            32,100       1,042,287
                                                                ------------
                                                                   4,353,936
                                                                ------------

SOFT DRINKS--1.2%
   Coca-Cola Co. (The)                                16,500         690,855
   Pepsi Bottling Group, Inc. (The)                   30,000         911,700
   PepsiAmericas, Inc.                                 4,700         114,915
                                                                ------------
                                                                   1,717,470
                                                                ------------

SPECIALTY CHEMICALS--0.1%
   Rohm and Haas Co.                                   4,400         215,028
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

SPECIALTY STORES--0.2%
   Barnes & Noble, Inc.                                2,700    $    124,875
   Staples, Inc.                                       4,300         109,736
                                                                ------------
                                                                     234,611
                                                                ------------

SYSTEMS SOFTWARE--3.1%
   BMC Software, Inc. (b)                              9,400         203,604
   Microsoft Corp.                                   111,100       3,023,031
   Oracle Corp. (b)                                   76,700       1,050,023
   Symantec Corp. (b)                                  6,300         106,029
                                                                ------------
                                                                   4,382,687
                                                                ------------

TECHNOLOGY DISTRIBUTORS--0.2%
   Arrow Electronics, Inc. (b)                         7,200         232,344
                                                                ------------

TOBACCO--1.5%
   Loews Corp. - Carolina Group                       15,800         746,866
   Reynolds American, Inc.                            13,300       1,403,150
                                                                ------------
                                                                   2,150,016
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
   Sprint Nextel Corp.                                44,400       1,147,296
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $113,228,687)                                137,903,622
                                                                ------------

FOREIGN COMMON STOCKS (c)--2.0%

INDUSTRIAL CONGLOMERATES--0.7%
   Tyco International Ltd. (United States)            38,800       1,042,944
                                                                ------------

INDUSTRIAL MACHINERY--1.3%
   Ingersoll-Rand Co. Ltd. Class A (United
     States)                                          44,400       1,855,476
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,201,497)                                    2,898,420
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.6%
   (Identified cost $115,430,184)                                140,802,042
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

SHORT-TERM INVESTMENTS (d)--1.5%

COMMERCIAL PAPER--1.5%
   CAFCO LLC 4.83%, 4/3/06                       $     2,060       2,059,447
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,059,447)                                    2,059,447
                                                                ------------

                    PHOENIX-ENGEMANN GROWTH AND INCOME SERIES

TOTAL INVESTMENTS--100.1%
   (Identified cost $117,489,631)                                142,861,489 (a)
   Other assets and liabilities, net--(0.1)%                        (159,822)
                                                                ------------
NET ASSETS--100.0%                                              $142,701,667
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $28,085,482 and gross depreciation of $3,475,820 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $118,251,827.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--84.0%

AIR FREIGHT & LOGISTICS--1.2%
   Pacer International, Inc.                           7,300    $     238,564
                                                                -------------

APPLICATION SOFTWARE--1.3%
   Blackboard, Inc. (b)                                9,100          258,531
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
   GAMCO Investors, Inc. Class A                      16,200          647,190
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.4%
   Winnebago Industries, Inc.                          2,800           84,952
                                                                -------------

AUTOMOTIVE RETAIL--1.6%
   Advance Auto Parts, Inc.                            7,700          320,628
                                                                -------------

BIOTECHNOLOGY--10.0%
   Coley Pharmaceutical Group, Inc. (b)                6,500           98,475
   Critical Therapeutics, Inc. (b)                    14,300           72,787
   ICOS Corp. (b)                                      6,600          145,530
   Inhibitex, Inc. (b)                                27,600          200,376
   Nektar Therapeutics (b)                            38,700          788,706
   Neurocrine Biosciences, Inc. (b)                    4,100          264,614
   NPS Pharmaceuticals, Inc. (b)                      13,100          111,874
   Nuvelo, Inc. (b)                                   21,200          377,784
                                                                -------------
                                                                    2,060,146
                                                                -------------

BROADCASTING & CABLE TV--0.2%
   WorldSpace, Inc. Class A (b)                        5,700           43,035
                                                                -------------

CASINOS & GAMING--4.9%
   Multimedia Games, Inc. (b)                         13,600          202,368
   Scientific Games Corp. Class A (b)                 15,200          533,976
   Shuffle Master, Inc. (b)                            7,800          278,772
                                                                -------------
                                                                    1,015,116
                                                                -------------

COMMUNICATIONS EQUIPMENT--2.1%
   SafeNet, Inc. (b)                                  13,200          349,536
   Telkonet, Inc. (b)                                 20,600           87,550
                                                                -------------
                                                                      437,086
                                                                -------------

COMPUTER HARDWARE--4.2%
   Avid Technology, Inc. (b)                          12,300          534,558
   Stratasys, Inc. (b)                                10,800          318,384
                                                                -------------
                                                                      852,942
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
   MoneyGram International, Inc.                       6,500          199,680
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--6.1%
   Advisory Board Co. (The) (b)                       11,700    $     652,509
   Corporate Executive Board Co. (The)                 4,900          494,410
   Tetra Tech, Inc. (b)                                5,000           95,450
                                                                -------------
                                                                    1,242,369
                                                                -------------

EDUCATION SERVICES--1.8%
   Lincoln Educational Services Corp. (b)              4,400           74,580
   Strayer Education, Inc.                             2,800          286,328
                                                                -------------
                                                                      360,908
                                                                -------------

GENERAL MERCHANDISE STORES--0.2%
   99 Cents Only Stores (b)                            2,500           33,900
                                                                -------------

HEALTH CARE EQUIPMENT--0.5%
   Conor Medsystems, Inc. (b)                          3,200           94,080
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.4%
   Resources Connection, Inc. (b)                     11,400          283,974
                                                                -------------

INTERNET SOFTWARE & SERVICES--10.5%
   CNET Networks, Inc. (b)                            12,900          183,309
   Digitas, Inc. (b)                                  12,700          182,880
   Equinix, Inc. (b)                                   8,100          520,182
   j2 Global Communications, Inc. (b)                 20,000          940,000
   NetRatings, Inc. (b)                               25,400          336,550
                                                                -------------
                                                                    2,162,921
                                                                -------------

LEISURE FACILITIES--2.4%
   Life Time Fitness, Inc. (b)                        10,600          496,610
                                                                -------------

LEISURE PRODUCTS--3.3%
   MarineMax, Inc. (b)                                 5,800          194,416
   Marvel Entertainment, Inc. (b)                      7,100          142,852
   Polaris Industries, Inc.                            6,200          338,272
                                                                -------------
                                                                      675,540
                                                                -------------

MOVIES & ENTERTAINMENT--1.0%
   CKX, Inc. (b)                                       7,600           99,332
   Digital Music Group, Inc. (b)                      10,400           97,458
                                                                -------------
                                                                      196,790
                                                                -------------

OFFICE SERVICES & SUPPLIES--2.1%
   PeopleSupport, Inc. (b)                            43,800          429,240
                                                                -------------

PACKAGED FOODS & MEATS--0.5%
   Hain Celestial Group, Inc. (The) (b)                4,200          109,998
                                                                -------------

PHARMACEUTICALS--3.5%
   Barrier Therapeutics, Inc. (b)                      5,100           49,368

                    PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

PHARMACEUTICALS--(CONTINUED)
   Medicis Pharmaceutical Corp. Class A                3,000    $     97,800
   MGI Pharma, Inc. (b)                               21,300         372,750
   Sepracor, Inc. (b)                                  4,000         195,240
                                                                ------------
                                                                     715,158
                                                                ------------

RESTAURANTS--2.4%
   Chang's (P.F.) China Bistro, Inc. (b)               2,000          98,580
   Cheesecake Factory, Inc. (The) (b)                 10,700         400,715
                                                                ------------
                                                                     499,295
                                                                ------------

SEMICONDUCTORS--7.4%
   Integrated Device Technology, Inc. (b)              7,280         108,181
   Mindspeed Technologies, Inc. (b)                  156,200         621,676
   ON Semiconductor Corp. (b)                         77,800         564,828
   Semtech Corp. (b)                                   6,700         119,863
   Supertex, Inc. (b)                                  2,900         109,098
                                                                ------------
                                                                   1,523,646
                                                                ------------

SOFT DRINKS--4.4%
   Hansen Natural Corp. (b)                            7,200         907,560
                                                                ------------

SPECIALIZED CONSUMER SERVICES--0.7%
   Collectors Universe, Inc. (b)                      10,800         151,092
                                                                ------------

SPECIALTY STORES--1.9%
   Guitar Center, Inc. (b)                             8,100         386,370
                                                                ------------

THRIFTS & MORTGAGE FINANCE--1.8%
   Federal Agricultural Mortgage Corp.
     Class C                                          12,700         373,634
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
   TransDigm Group, Inc. (b)                           4,330         111,498
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--1.5%
   InPhonic, Inc. (b)                                 43,700         305,463
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $11,899,924)                                  17,217,916
                                                                ------------

FOREIGN COMMON STOCKS (c)--13.4%

APPLICATION SOFTWARE--0.8%
   Retalix Ltd. (United States) (b)                    6,400         158,208
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
   Stewart (W.P.) & Co. Ltd. (United States)          31,200         657,696
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

HEALTH CARE EQUIPMENT--0.5%
   Given Imaging Ltd. (United States) (b)              4,200    $     97,020
                                                                ------------

MOVIES & ENTERTAINMENT--1.5%
   Imax Corp. (United States) (b)                     31,300         317,695
                                                                ------------

SEMICONDUCTORS--7.4%
   ARM Holdings plc Sponsored ADR (United
     Kingdom)                                        123,100         848,159
   O2Micro International Ltd. ADR
     (Taiwan) (b)                                     62,700         666,501
                                                                ------------
                                                                   1,514,660
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,178,290)                                    2,745,279
                                                                ------------
TOTAL LONG TERM INVESTMENTS--97.4%
   (Identified cost $14,078,214)                                  19,963,195
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

SHORT-TERM INVESTMENTS (d)--2.4%

COMMERCIAL PAPER--2.4%
   CAFCO LLC 4.83%, 4/3/06                       $       480         479,871
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $479,871)                                        479,871
                                                                ------------

TOTAL INVESTMENTS--99.8%
   (Identified cost $14,558,085)                                  20,443,066 (a)
   Other assets and liabilities, net--0.2%                            50,214
                                                                ------------
NET ASSETS--100.0%                                              $ 20,493,280
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,373,995 and gross depreciation of $847,985 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $14,917,056.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

U.S. GOVERNMENT SECURITIES--2.7%

U.S. TREASURY BONDS--2.2%
   U.S. Treasury Bond 5.375%, 2/15/31            $     6,920    $   7,284,380
   U.S. Treasury Bond 4.50%, 2/15/36                     245          229,879
                                                                -------------
                                                                    7,514,259
                                                                -------------

U.S. TREASURY NOTES--0.5%
   U.S. Treasury Note 4.625%, 3/31/08                    380          378,575
   U.S. Treasury Note 4.50%, 2/28/11                     600          591,258
   U.S. Treasury Note 4.50%, 2/15/16                     715          695,393
                                                                -------------
                                                                    1,665,226
                                                                -------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $9,546,692)                                     9,179,485
                                                                -------------

AGENCY MORTGAGE-BACKED SECURITIES--8.5%
   FNMA 5%, '18-'35                                   11,040       10,590,585
   FNMA 4.50%, 6/1/19                                    593          567,670
   FNMA 4%, 6/1/20                                       790          738,558
   FNMA 4.50%, 7/1/20                                  1,415        1,352,934
   FNMA 4.50%, 7/1/20                                     90           86,518
   FNMA 6.50%, 10/1/31                                    45           46,445
   FNMA 6%, 9/1/32                                       250          250,685
   FNMA 6%, 12/1/32                                    1,347        1,348,627
   FNMA 5.50%, 5/1/34                                  1,313        1,283,734
   FNMA 5.50%, 6/1/34                                  5,963        5,828,775
   FNMA 5.50%, 6/1/34                                  4,698        4,592,228
   FNMA 6%, 7/1/34                                       809          808,889
   GNMA 6.50%, '23-'32                                 1,274        1,321,788
                                                                -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $29,428,944)                                   28,817,436
                                                                -------------

MUNICIPAL BONDS--3.3%

CALIFORNIA--1.5%
   Alameda Corridor Transportation Authority
     Taxable Series C 6.50%, 10/1/19 (MBIA
     Insured)                                          1,000        1,074,970
   Alameda Corridor Transportation Authority
     Taxable Series C 6.60%, 10/1/29 (MBIA
     Insured)                                          1,000        1,108,710
   Fresno County Pension Obligation Taxable
     6.21%, 8/15/06 (FSA Insured)                        255          255,946

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

CALIFORNIA--(CONTINUED)
   Kern County Pension Obligation Taxable
     7.26%, 8/15/14 (MBIA Insured)               $       420    $     464,793
   Long  Beach Pension Obligation Taxable
     6.87%, 9/1/06 (FSA Insured) (m)                       2            2,014
   Long Beach Pension Obligation Taxable
     6.87%, 9/1/06 (FSA Insured)                          55           55,375
   Sonoma County Pension Obligation Taxable
     6.625%, 6/1/13 (FSA Insured)                      1,270        1,336,967
   University of California Series F 4.375%,
     5/15/30 (FSA Insured)                               995          951,370
                                                                -------------
                                                                    5,250,145
                                                                -------------

FLORIDA--0.3%
   University of Miami Taxable Series A
     7.65%, 4/1/20 (MBIA Insured)                        810          836,163
                                                                -------------

MISSISSIPPI--0.2%
   Mississippi Development Bank Taxable 5%,
     6/1/12 (FSA Insured)                                710          694,153
                                                                -------------

NEW JERSEY--0.2%
   New Jersey Educational Facilities
     Authority Princeton University Series B
     4.25%, 7/1/35                                       625          589,987
                                                                -------------

PENNSYLVANIA--0.8%
   Philadelphia Authority for Industrial
     Development Pension Funding Taxable
     Series A 5.79%, 4/15/09 (MBIA Insured)            1,400        1,420,496
   Pittsburgh Pension Obligation Taxable
     Series C 6.50%, 3/1/17 (FGIC Insured)             1,250        1,332,400
                                                                -------------
                                                                    2,752,896
                                                                -------------

TEXAS--0.3%
   Dallas-Fort Worth International Airport
     Facilities Improvement Corp. Taxable
     6.40%, 11/1/07 (MBIA Insured)                     1,000        1,017,690
                                                                -------------
TOTAL MUNICIPAL BONDS
   (Identified cost $10,838,850)                                   11,141,034
                                                                -------------

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

ASSET-BACKED SECURITIES--3.1%
   Bayview Financial Acquisition Trust 06-A,
     1A2 5.483%, 2/28/41 (c)                     $       325    $     321,750
   Capital One Master Trust 01-5 A 5.30%,
     6/15/09                                           2,500        2,502,501
   Carmax Auto Owner Trust 05-2, A4 4.34%,
     9/15/10                                             900          878,294
   GMAC Mortgage Corp. Loan Trust 05-HE2, A3
     4.622%, 11/25/35 (c)                              1,000          972,500
   MASTR Asset Backed Securities Trust 06-AB1,
     M8 6%, 2/25/36 (c)                                  540          495,028
   Merrill Lynch Mortgage Investors, Inc.
     05-NCA A 5.078%, 2/25/36 (c)                        804          804,240
   Morgan Stanley Auto Loan Trust 04-HB1, A4
     3.33%, 10/15/11                                   1,000          971,172
   Onyx Acceptance Grantor Trust 03-D, A4
     3.20%, 3/15/10                                    1,000          986,539
   Residential Funding Mortgage Securities I,
     Inc. 05-SA1, 2A 4.896%, 3/25/35 (c)               1,076        1,056,602
   Residential Funding Mortgage Securities II,
     Inc. 06-HSA1, A3 5.23%, 2/25/36 (c)               1,000          992,500
   WFS Financial Owner Trust 03-1, A4 2.74%,
     9/20/10                                             733          726,482
                                                                -------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $10,890,406)                                   10,707,608
                                                                -------------

DOMESTIC CORPORATE BONDS--8.5%

ADVERTISING--0.1%
   Lamar Media Corp. 6.625%, 8/15/15                     415          415,000
                                                                -------------

AEROSPACE & DEFENSE--0.3%
   Rockwell Collins, Inc. 4.75%, 12/1/13               1,000          964,270
                                                                -------------

AGRICULTURAL PRODUCTS--0.2%
   Corn Products International, Inc. 8.25%,
     7/15/07                                             500          515,040
                                                                -------------

AIRLINES--1.5%
   American Airlines, Inc. 01-1 6.977%,
     11/23/22                                            704          662,279
   Continental Airlines, Inc. 01-1 6.703%,
     12/15/22                                            744          745,720
   Continental Airlines, Inc. 98-1 A 6.648%,
     3/15/19                                             679          683,816
   Delta Air Lines, Inc. 02-1, G-2 6.417%,
     1/2/14                                            1,750        1,759,560

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

AIRLINES--(CONTINUED)
   JetBlue Airways Corp. 04-2 C 7.849%,
     5/15/10 (c)                                 $       799    $     792,764
   United Airlines, Inc. 01-1 6.071%, 9/1/14             587          581,108
                                                                -------------
                                                                    5,225,247
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.0%
   DaimlerChrysler NA Holding Corp. 6.50%,
     11/15/13 (h)                                        130          132,219
                                                                -------------

BROADCASTING & CABLE TV--0.1%
   Echostar DBS Corp. 6.375%, 10/1/11                    325          319,313
                                                                -------------

BUILDING PRODUCTS--0.1%
   Masco Corp. 4.80%, 6/15/15                            350          318,999
                                                                -------------

CASINOS & GAMING--0.1%
   Harrah's Operating Co., Inc. 7.50%, 1/15/09           250          261,509
                                                                -------------

COMMERCIAL PRINTING--0.1%
   Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15            290          273,122
                                                                -------------

COMMUNICATIONS EQUIPMENT--0.0%
   Cisco Systems, Inc. 5.50%, 2/22/16 (h)                150          147,747
                                                                -------------

CONSUMER FINANCE--1.1%
   Ford Motor Credit Co. 8.625%, 11/1/10                 580          556,183
   General Electric Capital Corp. 6%, 6/15/12            700          718,895
   General Motors Acceptance Corp. 6.875%,
     9/15/11                                             150          139,966
   General Motors Acceptance Corp. 6.875%,
     8/28/12                                             500          461,835
   General Motors Acceptance Corp. 6.75%,
     12/1/14 (h)                                          80           72,130
   SLM Corp. 5.70%, 2/1/10 (c)                         1,950        1,872,917
                                                                -------------
                                                                    3,821,926
                                                                -------------

DIVERSIFIED BANKS--0.4%
   National Capital Trust II 144A 5.486%,
     12/29/49 (b) (c)                                    950          918,321
   Wachovia Corp. 4.875%, 2/15/14 (i)                    355          336,868
                                                                -------------
                                                                    1,255,189
                                                                -------------

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
   International Lease Finance Corp. 4.75%,
     1/13/12 (h)                                 $       625    $     596,519
                                                                -------------

ELECTRIC UTILITIES--0.3%
   Entergy Gulf States, Inc. 5.70%, 6/1/15             1,000          958,536
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
   Mettler-Toledo International, Inc. 4.85%,
     11/15/10                                          1,000          960,810
                                                                -------------

HEALTH CARE DISTRIBUTORS--0.0%
   AmerisourceBergen Corp. 144A 5.625%,
     9/15/12 (b)                                          90           88,515
                                                                -------------

HEALTH CARE FACILITIES--0.1%
   HCA, Inc. 6.30%, 10/1/12                              400          392,417
                                                                -------------

HOME FURNISHINGS--0.1%
   Mohawk Industries, Inc. 6.125%, 1/15/16               275          272,285
                                                                -------------

HOMEBUILDING--0.1%
   Horton (D.R.), Inc. 5.25%, 2/15/15 (h)                275          250,677
                                                                -------------

INDUSTRIAL MACHINERY--0.6%
   ITW Cupids Financing Trust I 144A 6.55%,
     12/31/11 (b)(f)                                   2,000        2,078,794
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
   Qwest Corp. 8.875%, 3/15/12                           325          364,812
   Verizon Global Funding Corp. 4.90%, 9/15/15           225          208,085
                                                                -------------
                                                                      572,897
                                                                -------------

INVESTMENT BANKING & BROKERAGE--0.1%
   Morgan Stanley 5.375%, 10/15/15 (h)                   460          445,549
                                                                -------------

MOVIES & ENTERTAINMENT--0.1%
   Time Warner, Inc. 6.875%, 5/1/12                      415          435,117
                                                                -------------

MULTI-UTILITIES--0.3%
   Dominion Resources, Inc. 5%, 3/15/13                  175          165,724
   NiSource Finance Corp. 5.45%, 9/15/20                 930          862,104
                                                                -------------
                                                                    1,027,828
                                                                -------------

OFFICE SERVICES & SUPPLIES--0.1%
   Pitney Bowes, Inc. 4.75%, 5/15/18                     375          341,667
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

OIL & GAS DRILLING--0.1%
   Diamond Offshore Drilling, Inc. 4.875%,
     7/1/15                                      $       420    $     397,363
                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
   AmeriGas Partners LP 7.25%, 5/20/15 (h)               500          502,500
   Kinder Morgan Management LLC 5.70%, 1/5/16            350          340,989
                                                                -------------
                                                                      843,489
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
   Bosphorus Financial Services Ltd. 144A
     6.549%, 2/15/12 (b)(c)                              400          402,965
   JPMorgan Chase & Co. 5.125%, 9/15/14 (h)              500          480,599
                                                                -------------
                                                                      883,564
                                                                -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
   EOP Operating LP 4.75%, 3/15/14 (h)                   225          207,208
                                                                -------------

REGIONAL BANKS--0.3%
   Zions Bancorp 5.65%, 5/15/14                        1,000          989,941
                                                                -------------

REITS--0.4%
   Colonial Properties Trust 6.25%, 6/15/14            1,150        1,163,023
   HRPT Properties Trust 5.75%, 11/1/15                  275          268,610
                                                                -------------
                                                                    1,431,633
                                                                -------------

SPECIALIZED FINANCE--0.1%
   CIT Group, Inc. 5.40%, 1/30/16                        365          352,691
                                                                -------------

TOBACCO--0.2%
   Reynolds (R.J.) Tobacco Holdings, Inc.
     7.30%, 7/15/15                                      600          619,500
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--0.1%
   United Rentals North America, Inc. 6.50%,
     2/15/12                                             500          492,500
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
   Nextel Communications, Inc. Series E
     6.875%, 10/31/13                                    750          773,830
                                                                -------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $29,586,971)                                   29,062,911
                                                                -------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--11.5%
   Bear Stearns Adjustable Rate Mortgage Trust
     05-12, 13A1 5.475%, 2/25/36 (c)                     712          698,926

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                 -----------     -------------
   Citigroup Mortgage Loan Trust, Inc. 05-5,
     2A3 5%, 8/25/35                             $       684     $     671,410
   Citigroup/Deutsche Bank Commercial Mortgage
     Trust 06-CD2, A4 5.545%, 1/15/46 (c)              1,190         1,170,802
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.776%, 8/25/34 (c)               825           809,974
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34                     937           922,092
   Credit Suisse Mortgage Capital Certificates
     06-C1, A4 5.609%, 2/15/39 (c)                     1,710         1,707,083
   Crown Castle Towers LLC 05-1A, AFX 144A
     4.643%, 6/15/35 (b)                                 800           770,656
   CS First Boston Mortgage Securities Corp.
     97-C2 B 6.72%, 1/17/35                            2,000         2,041,681
   CS First Boston Mortgage Securities Corp.
     97-C2, A3 6.55%, 1/17/35                          2,200         2,233,834
   DLJ Commercial Mortgage Corp. 98-CF2, A1B
     6.24%, 11/12/31                                   2,960         3,017,921
   First Horizon Asset Securities, Inc. 05-AR1,
     2A1 5.026%, 4/25/35 (c)                           1,029         1,009,046
   GMAC Commercial Mortgage Securities, Inc.
     97-C2, A3 6.566%, 4/15/29                           731           742,077
   GS Mortgage Securities Corp. II 05-GG4, AJ
     4.782%, 7/10/39                                   1,640         1,535,486
   GS Mortgage Securities Corp. II 99-C1, A2
     6.11%, 11/18/30 (c)                               3,519         3,566,786
   JPMorgan Chase Commercial Mortgage
     Securities Corp. 01-CIBC, A3 6.26%,
     3/15/33                                           2,560         2,647,812
   JPMorgan Mortgage Trust 05-S2, 2A15 6%,
     9/25/35                                           1,787         1,771,242
   JPMorgan Mortgage Trust 05-S3, 1A12 6%,
     1/25/36                                             717           710,671
   JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
     1/25/21                                             701           691,237
   Lehman Brothers Commercial Conduit Mortgage
     Trust 99-C2, A2 7.325%, 10/15/32                  1,840         1,938,989
   Master Resecuritization Trust 05-1 144A 5%,
     10/28/34 (b)                                        557           525,167

                                                     PAR
                                                    VALUE
                                                    (000)            VALUE
                                                 -----------     -------------
   Residential Accredit Loans, Inc. 06-QA1,
     A21 6.014%, 1/25/36 (c)                     $     1,719     $   1,726,533
   Residential Asset Mortgage Products, Inc.
     03-RS6, AI3 3.08%, 12/25/28                          54            54,159
   Structured Asset Securities Corp. 03-32,
     1A1 5.246%, 11/25/33 (c)                            685           656,996
   Structured Asset Securities Corp. 05-6,
     4A1 5%, 5/25/35                                   1,378         1,306,428
   Wells Fargo Mortgage Backed Securities
     Trust 03-4, A18 5.50%, 6/25/33                      400           377,566
   Wells Fargo Mortgage Backed Securities
     Trust 04-EE, 2A3 3.989%, 12/25/34 (c)               709           683,157
   Wells Fargo Mortgage Backed Securities
     Trust 05-14, 2A1 5.50%, 12/25/35                  1,455         1,401,910
   Wells Fargo Mortgage Backed Securities
     Trust 05-5, 1A1 5%, 5/25/20                         712           688,673
   Wells Fargo Mortgage Backed Securities
     Trust 05-AR10, 2A16 4.109%, 6/25/35 (c)           1,000           965,625
   Wells Fargo Mortgage Backed Securities
     Trust 05-AR16, 6A3 5%, 10/25/35 (c)                 659           648,330
   Wells Fargo Mortgage Backed Securities
     Trust 05-AR4, 2A1 4.531%, 4/25/35 (c)             1,695         1,649,984
                                                                 -------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $39,604,131)                                    39,342,253
                                                                 -------------

FOREIGN GOVERNMENT SECURITIES--1.1%

AUSTRALIA--0.1%
   Commonwealth of Australia Series 1106
     6.75%, 11/15/06                                     265 (j)       191,199
                                                                 -------------

BRAZIL--0.4%
   Federative Republic of Brazil 7.875%,
     3/7/15 (h)                                          750 (k)       811,500
   Federative Republic of Brazil 12.50%, 1/5/16          750           350,913
   Federative Republic of Brazil 8.875%,
     10/14/19 (h)                                        200           231,500
                                                                 -------------
                                                                     1,393,913
                                                                 -------------

PANAMA--0.3%
   Republic of Panama 7.25%, 3/15/15                     240           255,600
   Republic of Panama 9.375%, 1/16/23                    550           684,750
                                                                 -------------
                                                                       940,350
                                                                 -------------

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

PHILIPPINES--0.1%
   Republic of Philippines 8.375%, 2/15/11       $       360    $     392,400
   Republic of Philippines 10.625%, 3/16/25               70           91,087
                                                                -------------
                                                                      483,487
                                                                -------------

RUSSIA--0.2%
   Russian Federation RegS 5%, 3/31/30 (c)(e)            650          712,359
                                                                -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $3,644,284)                                     3,721,308
                                                                -------------

FOREIGN CORPORATE BONDS (d)--2.6%

AUSTRALIA--0.2%
   United Energy Distribution Holdings Property
     Ltd. 144A 5.45%, 4/15/16 (b)                        500          488,976
   Westfield Capital Corp. 144A 5.125%,
     11/15/14 (b)                                        175          167,047
                                                                -------------
                                                                      656,023
                                                                -------------

BRAZIL--0.1%
   Petrobras International Finance Co. 9.125%,
     7/2/13                                              250          292,500
                                                                -------------

CHILE--0.3%
   Banco Santander Chile 144A 5.375%, 12/9/14 (b)        300          289,356
   Celulosa Arauco y Constitucion SA 5.625%,
     4/20/15                                             355          341,210
   Petropower I Funding Trust 144A 7.36%,
     2/15/14 (b)                                         508          476,855
                                                                -------------
                                                                    1,107,421
                                                                -------------

GERMANY--0.3%
   Deutsche Bank AG NY Series GS 3.613%,
     3/22/12 (c)                                       1,000          945,100
                                                                -------------

KAZAKHSTAN--0.4%
   Kazkommerts International BV 144A 7%,
     11/3/09 (b)                                       1,250        1,271,250
                                                                -------------

MEXICO--0.2%
   America Movil SA de CV 5.75%, 1/15/15 (h)             340          329,457
   Pemex Project Funding Master Trust 5.75%,
     12/15/15 (h)                                        400          383,000
                                                                -------------
                                                                      712,457
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

NETHERLANDS--0.2%
   Coca-Cola HBC Finance BV 5.125%, 9/17/13      $       750    $     726,065
                                                                -------------

RUSSIA--0.2%
   Gazprom RegS (Morgan Stanley AG) 9.625%,
     3/1/13(e)                                           500          591,300
                                                                -------------

SINGAPORE--0.1%
   DBS Bank Ltd. 144A 5%, 11/15/19 (b)(c)                525          493,692
                                                                -------------

UNITED KINGDOM--0.3%
   HBOS plc 144A 5.375%, 11/29/49 (b)(c)               1,000          965,783
                                                                -------------

UNITED STATES--0.3%
   Amvescap plc 5.375%, 12/15/14                       1,000          957,033
   XL Capital Europe plc 6.50%, 1/15/12                  275          283,111
                                                                -------------
                                                                    1,240,144
                                                                -------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $9,267,002)                                     9,001,735
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--54.7%

ADVERTISING--0.5%
   Harte-Hanks, Inc. (h)                              59,700        1,632,795
                                                                -------------

AEROSPACE & DEFENSE--1.5%
   United Technologies Corp.                          89,900        5,211,503
                                                                -------------

AIR FREIGHT & LOGISTICS--0.9%
   FedEx Corp.                                        27,800        3,139,732
                                                                -------------

AIRLINES--0.6%
   Alaska Air Group, Inc. (h)(l)                      59,900        2,123,455
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
   Mellon Financial Corp.                             57,700        2,054,120
                                                                -------------

BIOTECHNOLOGY--0.9%
   Invitrogen Corp. (h)(l)                            45,800        3,211,954
                                                                -------------

COMMUNICATIONS EQUIPMENT--2.7%
   Cisco Systems, Inc. (h)(l)                        134,900        2,923,283
   CommScope, Inc. (h)(l)                            113,200        3,231,860
   Motorola, Inc.                                    136,400        3,124,924
                                                                -------------
                                                                    9,280,067
                                                                -------------

COMPUTER HARDWARE--1.6%
   International Business Machines Corp.              64,400        5,311,068
                                                                -------------

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
   Alliance Data Systems Corp. (h)(l)                 78,800    $   3,685,476
   Automatic Data Processing, Inc. (h)                57,700        2,635,736
                                                                -------------
                                                                    6,321,212
                                                                -------------

DIVERSIFIED BANKS--3.5%
   Wachovia Corp. (h)                                 95,600        5,358,380
   Wells Fargo & Co.                                 104,300        6,661,641
                                                                -------------
                                                                   12,020,021
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
   Cintas Corp.                                       48,100        2,050,022
                                                                -------------

DRUG RETAIL--0.5%
   CVS Corp.                                          63,200        1,887,784
                                                                -------------

ELECTRIC UTILITIES--0.6%
   DPL, Inc. (h)                                      80,400        2,170,800
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
   Emerson Electric Co. (h)                           23,500        1,965,305
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--1.4%
   Waste Management, Inc.                            135,700        4,790,210
                                                                -------------

FOOTWEAR--0.6%
   NIKE, Inc. Class B                                 22,200        1,889,220
                                                                -------------

HEALTH CARE EQUIPMENT--5.0%
   Baxter International, Inc.                        116,400        4,517,484
   Beckman Coulter, Inc. (h)                          64,500        3,519,765
   Fisher Scientific International, Inc. (h)(l)       76,000        5,171,800
   Thermo Electron Corp. (h)(l)                      101,400        3,760,926
                                                                -------------
                                                                   16,969,975
                                                                -------------

HEALTH CARE SERVICES--0.3%
   Quest Diagnostics, Inc. (h)                        18,600          954,180
                                                                -------------

HOUSEHOLD PRODUCTS--3.4%
   Church & Dwight Co., Inc. (h)                      27,300        1,007,916
   Colgate-Palmolive Co. (h)                          46,800        2,672,280
   Procter & Gamble Co. (The)                        115,200        6,637,824
   Spectrum Brands, Inc. (h)(l)                       57,900        1,257,588
                                                                -------------
                                                                   11,575,608
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.1%
   Manpower, Inc. (h)                                 67,900        3,882,522
                                                                -------------

INDUSTRIAL CONGLOMERATES--3.1%
   General Electric Co.                              306,300       10,653,114
                                                                -------------

INDUSTRIAL MACHINERY--0.4%
   Danaher Corp. (h)                                  22,600        1,436,230
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

INTEGRATED OIL & GAS--1.9%
   Exxon Mobil Corp.                                 104,500    $   6,359,870
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
   AT&T, Inc.                                         44,400        1,200,576
   Verizon Communications, Inc.                       46,500        1,583,790
                                                                -------------
                                                                    2,784,366
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.2%
   Merrill Lynch & Co., Inc.                          54,200        4,268,792
                                                                -------------

MANAGED HEALTH CARE--3.6%
   Centene Corp. (h)(l)                              137,600        4,013,792
   CIGNA Corp.                                        27,700        3,618,174
   Coventry Health Care, Inc. (l)                     34,500        1,862,310
   WellCare Health Plans, Inc. (h)(l)                 59,100        2,685,504
                                                                -------------
                                                                   12,179,780
                                                                -------------

MOVIES & ENTERTAINMENT--0.8%
   Walt Disney Co. (The) (h)                          95,800        2,671,862
                                                                -------------

MULTI-UTILITIES--1.2%
   PG&E Corp. (h)                                    101,300        3,940,570
                                                                -------------

OIL & GAS DRILLING--1.1%
   ENSCO International, Inc. (h)                      33,000        1,697,850
   Transocean, Inc. (l)                               27,100        2,176,130
                                                                -------------
                                                                    3,873,980
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
   Anadarko Petroleum Corp.                           27,800        2,808,078
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
   Bank of America Corp.                             155,900        7,099,686
   Citigroup, Inc.                                    51,000        2,408,730
   JPMorgan Chase & Co.                              146,400        6,096,096
                                                                -------------
                                                                   15,604,512
                                                                -------------

PACKAGED FOODS & MEATS--0.8%
   Dean Foods Co. (l)                                 35,000        1,359,050
   Kellogg Co.                                        26,100        1,149,444
   TreeHouse Foods, Inc. (h)(l)                        7,060          187,443
                                                                -------------
                                                                    2,695,937
                                                                -------------

PHARMACEUTICALS--1.6%
   Johnson & Johnson                                  44,400        2,629,368
   Pfizer, Inc.                                      107,500        2,678,900
                                                                -------------
                                                                    5,308,268
                                                                -------------

RESTAURANTS--0.8%
   McDonald's Corp.                                   75,400        2,590,744
                                                                -------------

                  PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

SEMICONDUCTORS--0.4%
   Intel Corp.                                        62,500    $  1,209,375
                                                                ------------

SOFT DRINKS--0.8%
   Coca-Cola Co. (The)                                68,900       2,884,843
                                                                ------------

SYSTEMS SOFTWARE--1.5%
   Microsoft Corp. (h)                               182,400       4,963,104
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
   Sprint Nextel Corp.                                84,202       2,175,780
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $147,472,008)                                186,850,758
                                                                ------------

FOREIGN COMMON STOCKS (d)--2.3%

APPLICATION SOFTWARE--1.2%
   Amdocs Ltd. (United States) (h)(l)                115,600       4,168,536
                                                                ------------

COMMUNICATIONS EQUIPMENT--0.8%
   Alcatel SA Sponsored ADR (France) (h)(l)          169,200       2,605,680
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
   Flextronics International Ltd.
     (Singapore) (h)(l)                              116,000       1,200,600
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $6,599,662)                                    7,974,816
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.3%
   (Identified cost $296,878,950)                                335,799,344
                                                                ------------

SHORT-TERM INVESTMENTS--14.1%

MONEY MARKET MUTUAL FUNDS--12.7%
   State Street Navigator Prime Portfolio
     (4.814% seven day effective yield) (g)       43,410,105      43,410,105
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

COMMERCIAL PAPER (n)--1.4%
   UBS Finance Delaware LLC 4.83%, 4/3/06        $     2,395    $  2,394,357
   Colgate-Palmolive Co. 4.74%, 4/5/06                 2,420       2,418,726
                                                                ------------
                                                                   4,813,083
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $48,223,188)                                  48,223,188
                                                                ------------

TOTAL INVESTMENTS--112.4%
   (Identified cost $345,102,138)                                384,022,532 (a)
   Other assets and liabilities, net--(12.4)%                    (42,419,815)
                                                                ------------
NET ASSETS--100.0%                                              $341,602,717
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,511,372 and gross depreciation of $5,677,386 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $345,188,546.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $8,937,377 or 2.6% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S Security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 & 904 of the Securities Act of 1933.

(f) Illiquid and restricted. At March 31, 2006, this security amounted to a value of $2,078,794 or 0.6% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g) Represents security purchased with cash collateral received for securities on loan.

(h)   All or a portion of security is on loan.

(i)   All or a portion segregated as collateral for forward currency contracts.

(j)   Par value represents Australian Dollar.

(k)   Par represents Brazilian Real.

(l)   Non-income producing.

(m)   Escrowed to maturity.

(n)   The rate shown is the discount rate.

                       PHOENIX-GOODWIN MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

  FACE
  VALUE                                                                               INTEREST     MATURITY
  (000)                                DESCRIPTION                                      RATE         DATE          VALUE
--------    --------------------------------------------------------------------     ----------   ----------   -------------
FEDERAL AGENCY SECURITIES (c)--8.6%
$  1,680    FNMA                                                                        2.15        4/13/06    $   1,678,668
   2,500    FNMA                                                                        2.25        5/15/06        2,492,873
   2,500    FHLB                                                                        2.23        5/26/06        2,492,231
   1,000    FHLB                                                                        2.00        7/14/06          991,863
   1,000    FHLB                                                                        4.07        8/25/06          996,904
   1,000    FHLB (b)                                                                    3.00       11/28/06          993,850
   3,000    FHLB                                                                        3.50       12/29/06        2,973,014
                                                                                                               -------------

TOTAL FEDERAL AGENCY SECURITIES                                                                                   12,619,403
                                                                                                               -------------

  FACE
  VALUE                                                                               INTEREST
  (000)                                DESCRIPTION                                      RATE      RESET DATE       VALUE
--------    --------------------------------------------------------------------     ----------   ----------   -------------
FEDERAL AGENCY SECURITIES--VARIABLE (b)--1.9%
      92    SBA (Final Maturity 1/25/21)                                                5.00        4/1/06            92,298
     401    SBA (Final Maturity 10/25/22)                                               4.75        4/1/06           399,082
     660    SBA (Final Maturity 11/25/21)                                               4.88        4/1/06           659,875
     299    SBA (Final Maturity 2/25/23)                                                4.75        4/1/06           299,067
     205    SBA (Final Maturity 2/25/23)                                                4.75        4/1/06           205,093
     359    SBA (Final Maturity 3/25/24)                                                4.88        4/1/06           359,368
     126    SBA (Final Maturity 5/25/21)                                                4.75        4/1/06           125,458
     611    SBA (Final Maturity 9/25/23)                                                4.63        4/1/06           607,851
                                                                                                               -------------

TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                                                          2,748,092
                                                                                                               -------------

  FACE
  VALUE                                                                               INTEREST     MATURITY
  (000)                                DESCRIPTION                                      RATE         DATE          VALUE
--------    --------------------------------------------------------------------     ----------   ----------   -------------
VARIABLE MONEY MARKET CERTIFICATES--3.0%
   1,255    Wells Fargo Bank NA (Final Maturity 7/24/06) (b)                            4.75        7/24/06        1,254,949
   3,250    Wells Fargo & Co. (Final Maturity 6/12/06) (b)                              4.98        6/12/06        3,250,586
                                                                                                               -------------

TOTAL VARIABLE MONEY MARKET CERTIFICATES                                                                           4,505,535
                                                                                                               -------------

COMMERCIAL PAPER--72.9%
   2,890    Goldman Sachs Group, Inc. (The)                                             4.78         4/3/06        2,889,233
   2,500    Old Line Funding Corp.                                                      4.54         4/3/06        2,499,369
     945    Ranger Funding Co. LLC                                                      4.85         4/3/06          944,745
   2,605    Old Line Funding Corp.                                                      4.54         4/4/06        2,604,014
     600    Preferred Receivables Funding Corp.                                         4.79         4/4/06          599,761
   2,000    ABN-AMRO NA Finance, Inc.                                                   4.41         4/5/06        1,999,020
   2,076    ABN-AMRO NA Finance, Inc.                                                   4.42         4/5/06        2,074,980

                       PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE
  VALUE                                                                               INTEREST     MATURITY
  (000)                                DESCRIPTION                                      RATE         DATE          VALUE
--------    --------------------------------------------------------------------     ----------   ----------   -------------
$  3,960    NetJets, Inc.                                                               4.53         4/5/06    $   3,958,007
   3,385    ABN-AMRO NA Finance, Inc.                                                   4.56         4/6/06        3,382,856
   2,270    International Lease Finance Corp.                                           4.59         4/6/06        2,268,553
   3,000    Ranger Funding Co. LLC                                                      4.62         4/6/06        2,998,075
   1,000    Alpine Securitization Corp.                                                 4.59         4/7/06          999,235
   2,300    Clipper Receivables Co. LLC                                                 4.61         4/7/06        2,298,233
   2,300    CAFCO LLC                                                                   4.56        4/10/06        2,297,378
   2,500    Govco, Inc.                                                                 4.64        4/10/06        2,497,100
   3,500    UBS Finance Delaware LLC                                                    4.55        4/10/06        3,496,019
   3,500    Goldman Sachs Group, Inc. (The)                                             4.76        4/11/06        3,495,372
   2,000    George Street Finance LLC                                                   4.49        4/12/06        1,997,256
   1,110    International Lease Finance Corp.                                           4.56        4/17/06        1,107,750
   3,200    UBS Finance Delaware LLC                                                    4.48        4/17/06        3,193,636
     650    UBS Finance Delaware LLC                                                    4.57        4/17/06          648,680
   1,000    Govco, Inc.                                                                 4.55        4/18/06          997,851
   3,000    Preferred Receivables Funding Corp.                                         4.70        4/18/06        2,993,342
   2,575    CAFCO LLC                                                                   4.63        4/19/06        2,569,039
   2,615    Govco, Inc.                                                                 4.50        4/20/06        2,608,789
   2,980    Alpine Securitization Corp.                                                 4.75        4/21/06        2,972,136
   3,630    Preferred Receivables Funding Corp.                                         4.72        4/21/06        3,620,481
   3,500    Danske Corp.                                                                4.54        4/24/06        3,489,848
   2,330    Gemini Securitization LLC                                                   4.72        4/24/06        2,322,974
   2,500    Alpine Securitization Corp.                                                 4.75        4/25/06        2,492,083
   4,000    Clipper Receivables Co. LLC                                                 4.75        4/26/06        3,986,806
   2,400    CAFCO LLC                                                                   4.76        4/27/06        2,391,749
   1,340    Govco, Inc.                                                                 4.76        4/28/06        1,335,216
   1,000    Alpine Securitization Corp.                                                 4.45         5/1/06          996,292
   3,900    CIT Group, Inc.                                                             4.47         5/2/06        3,884,988
   2,400    Old Line Funding Corp.                                                      4.64         5/2/06        2,390,411
   3,200    Private Export Funding Corp.                                                4.58         5/3/06        3,186,972
   1,075    Ranger Funding Co. LLC                                                      4.76         5/8/06        1,069,741
   2,575    General Electric Capital Corp.                                              4.75         5/9/06        2,562,089
   3,800    Danske Corp.                                                                4.80        5/15/06        3,777,707
     500    General Electric Capital Corp.                                              4.81        5/25/06          496,393
   1,764    George Street Finance LLC                                                   4.82        6/13/06        1,746,759
   2,700    George Street Finance LLC                                                   4.85        6/13/06        2,673,446
   1,200    Gemini Securitization LLC                                                   4.87        6/22/06        1,186,689
   3,235    CIT Group, Inc.                                                             4.76         8/9/06        3,179,394
                                                                                                               -------------

TOTAL COMMERCIAL PAPER                                                                                           107,180,467
                                                                                                               -------------

MEDIUM TERM NOTES--13.6%
     500    Wells Fargo & Co.                                                           6.88         4/1/06          500,000
   3,000    National Australia Bank Ltd. 144A (Australia) (b)(d)(f)                     4.64         4/7/06(e)     3,000,000
   3,000    Nordea Bank AB 144A (Sweden) (b)(d)(f)                                      4.68        4/10/06(e)     3,000,000
   5,000    HSH Nordbank AG 144A (Germany) (b)(d)(f)                                    4.80        4/23/06(e)     5,000,000

                       PHOENIX-GOODWIN MONEY MARKET SERIES

  FACE
  VALUE                                                                               INTEREST     MATURITY
  (000)                                DESCRIPTION                                      RATE         DATE          VALUE
--------    --------------------------------------------------------------------     ----------   ----------   -------------
$  2,500    Washington Mutual Finance Corp.                                             6.25        5/15/06    $   2,506,202
   2,610    General Electric Capital Corp. (b)                                          5.06        9/18/06        2,612,110
   3,400    Bank of America Corp. (b)                                                   4.70       11/17/06        3,400,000
                                                                                                               -------------

TOTAL MEDIUM TERM NOTES                                                                                           20,018,312
                                                                                                               -------------

TOTAL INVESTMENTS--100.0%
    (Identified cost $147,071,809)                                                                               147,071,809 (a)
    Other assets and liabilities, net--0.0%                                                                          (16,052)
                                                                                                               -------------
NET ASSETS--100.0%                                                                                             $ 147,055,757
                                                                                                               =============

(a) Federal Income Tax Information: At March 31, 2006, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)   The interest rate shown is the coupon rate.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $11,000,000 or 7.5% of net assets.

(e)   The maturity date shown is the reset date.

(f) The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

U.S. GOVERNMENT SECURITIES--0.9%

U.S. TREASURY NOTES--0.9%
   U.S. Treasury Note 4.50%, 2/28/11             $     2,200    $   2,167,946
                                                                -------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $2,178,870)                                     2,167,946
                                                                -------------

AGENCY MORTGAGE-BACKED SECURITIES--12.1%
   FNMA 4.50%, 6/1/19                                  2,210        2,115,488
   FNMA 5%, '20-'35                                   12,523       12,052,308
   FNMA 5.50%, '34-'35                                 9,609        9,391,381
   FNMA 6%, 5/1/34                                       724          724,721
   FNMA 6%, 8/1/34                                     1,281        1,282,132
   FNMA 6%, 3/1/36                                     2,500        2,500,000
   GNMA 6.50%, '23-'32                                 2,029        2,103,352
                                                                -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $30,646,201)                                   30,169,382
                                                                -------------

MUNICIPAL BONDS--2.3%

CALIFORNIA--1.1%
   Alameda Corridor Transportation
     Authority Taxable Series C 6.50%,
     10/1/19 (MBIA Insured)                              750          806,228
   Alameda Corridor Transportation
     Authority Taxable Series C 6.60%,
     10/1/29 (MBIA Insured)                            1,750        1,940,242
                                                                -------------
                                                                    2,746,470
                                                                -------------

FLORIDA--0.5%
   University of Miami Taxable Series A
     7.65%, 4/1/20 (MBIA Insured)                      1,310        1,352,313
                                                                -------------

ILLINOIS--0.6%
   Illinois Educational Facilities
     Authority - Loyola University
     Taxable Series C 7.12%, 7/1/11
     (AMBAC Insured)                                   1,330        1,433,660
                                                                -------------

SOUTH DAKOTA--0.1%
   South Dakota State Educational
     Enhancement Funding Corp. Taxable
     Series A 6.72%, 6/1/25                              309          307,623
                                                                -------------
TOTAL MUNICIPAL BONDS
   (Identified cost $5,430,273)                                     5,840,066
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

ASSET-BACKED SECURITIES--0.4%
   Bombardier Capital Mortgage
     Securitization Corp. 99-A, A3 5.98%,
     1/15/18                                     $     1,128    $   1,004,018
                                                                -------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $1,098,430)                                     1,004,018
                                                                -------------

DOMESTIC CORPORATE BONDS--35.2%

ADVERTISING--0.3%
   Lamar Media Corp. 6.625%, 8/15/15                     625          625,000
                                                                -------------

AEROSPACE & DEFENSE--0.6%
   DRS Technologies, Inc. 6.625%, 2/1/16                 500          500,000
   L-3 Communications Corp. 6.125%,
     1/15/14                                             550          537,625
   L-3 Communications Corp. Series B
     6.375%, 10/15/15                                    250          247,500
   Precision Castparts Corp. 5.60%,
     12/15/13                                            150          147,571
                                                                -------------
                                                                    1,432,696
                                                                -------------

AGRICULTURAL PRODUCTS--0.1%
   Bunge Ltd. Finance Corp. 4.375%,
     12/15/08                                            200          194,187
                                                                -------------

AIR FREIGHT & LOGISTICS--0.1%
   FedEx Corp. 2.65%, 4/1/07                             150          145,816
                                                                -------------

AIRLINES--2.9%
   American Airlines, Inc. 01-1 6.977%,
     11/23/22                                          1,377        1,294,755
   Continental Airlines, Inc. 01-1 6.703%,
     6/15/21                                           1,588        1,592,113
   Continental Airlines, Inc. 98-1 A
     6.648%, 9/15/17                                     957          964,456
   Delta Air Lines, Inc. 02-1, G-1
     6.718%, 1/2/23 (p)                                2,250        2,272,575
   Delta Air Lines, Inc. 02-1, G-2
     6.417%, 7/2/12 (n)                                  684          687,736
   United Airlines, Inc. 01-1 6.071%,
     3/1/13                                              492          487,044
                                                                -------------
                                                                    7,298,679
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                    PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

APPAREL RETAIL--0.0%
   Gap, Inc. (The) 6.90%, 9/15/07                $        50    $      50,775
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
   Bank of New York Co., Inc. (The)
     3.625%, 1/15/09                                     180          171,952
   Franklin Resources, Inc. 3.70%, 4/15/08               125          121,009
                                                                -------------
                                                                      292,961
                                                                -------------

AUTOMOBILE MANUFACTURERS--0.5%
   DaimlerChrysler NA Holding Corp. 6.50%,
     11/15/13 (n)                                        425          432,254
   Ford Motor Co. 7.45%, 7/16/31 (n)                   1,250          934,375
                                                                -------------
                                                                    1,366,629
                                                                -------------

AUTOMOTIVE RETAIL--0.3%
   Hertz Corp. 144A 8.875%, 1/1/14 (b)                   600          625,500
   Hertz Corp. 144A 10.50%, 1/1/16 (b)(n)                150          163,500
                                                                -------------
                                                                      789,000
                                                                -------------

BROADCASTING & CABLE TV--1.9%
   Comcast Corp. 4.95%, 6/15/16 (n)                      525          478,427
   COX Communications, Inc. 5.45%,
     12/15/14                                            625          592,590
   DIRECTV Holdings LLC/DIRECTV Financing
     Co., Inc. 6.375%, 6/15/15                         1,500        1,488,750
   Echostar DBS Corp. 5.75%, 10/1/08 (n)               1,500        1,492,500
   Insight Midwest LP/Insight Capital, Inc.
     10.50%, 11/1/10                                     500          528,750
   Univision Communications, Inc. 3.50%,
     10/15/07                                             75           72,586
   Univision Communications, Inc. 3.875%,
     10/15/08                                            175          167,142
                                                                -------------
                                                                    4,820,745
                                                                -------------

CASINOS & GAMING--2.3%
   GTECH Holdings Corp. 4.75%, 10/15/10                1,250        1,215,774
   Harrah's Operating Co., Inc. 5.50%,
     7/1/10 (n)                                        1,500        1,484,815
   Harrah's Operating Co., Inc. 5.625%,
     6/1/15                                              875          838,402
   MGM MIRAGE 8.50%, 9/15/10                             550          591,250
   Mohegan Tribal Gaming Authority 6.125%,
     2/15/13 (n)                                         500          495,625
   Penn National Gaming, Inc. 6.875%,
     12/1/11                                             490          501,025

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

CASINOS & GAMING--(CONTINUED)
   Scientific Games Corp. 6.25%, 12/15/12        $       500    $     491,875
                                                                -------------
                                                                    5,618,766
                                                                -------------

CATALOG RETAIL--0.4%
   IAC/InterActiveCorp 7%, 1/15/13 (n)                   875          896,252
                                                                -------------

COMMERCIAL PRINTING--0.0%
   Donnelley (R.R.) & Sons Co. 3.75%,
     4/1/09                                               75           70,619
                                                                -------------

COMMUNICATIONS EQUIPMENT--0.5%
   Corning, Inc. 6.20%, 3/15/16                        1,250        1,249,941
                                                                -------------

COMPUTER HARDWARE--0.1%
   International Business Machines Corp.
     2.375%, 11/1/06                                     225          221,528
                                                                -------------

CONSUMER FINANCE--3.2%
   Capital One Bank 5.75%, 9/15/10                       125          126,089
   Caterpillar Financial Services Corp.
     2.35%, 9/15/06                                      200          197,508
   Ford Motor Credit Co. 7.68%, 11/2/07 (c)              225          221,785
   Ford Motor Credit Co. 8.625%, 11/1/10               2,500        2,397,343
   General Electric Capital Corp. 6%,
     6/15/12                                           1,870        1,920,477
   General Motors Acceptance Corp. 7.25%,
     3/2/11                                            1,250        1,185,748
   General Motors Acceptance Corp.
     6.875%, 9/15/11                                   1,443        1,346,473
   Household Finance Corp. 4.125%, 11/16/09              275          263,421
   SLM Corp. 3.95%, 8/15/08 (n)                          250          241,622
   SLM Corp. 5.72%, 1/31/14 (c)                           50           48,093
                                                                -------------
                                                                    7,948,559
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
   Convergys Corp. 4.875%, 12/15/09                    1,000          955,486
   Fiserv, Inc. 3%, 6/27/08                              150          141,402
                                                                -------------
                                                                    1,096,888
                                                                -------------

DIVERSIFIED CHEMICALS--0.5%
   Cabot Corp. 144A 5.25%, 9/1/13 (b)                    750          712,238
   Huntsman LLC 12.318%, 7/15/11 (c)(n)                  500          528,750
   Nalco Co. 7.75%, 11/15/11                              50           50,875
                                                                -------------
                                                                    1,291,863
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.2%
   Adesa, Inc. 7.625%, 6/15/12                   $       500    $     513,750
   ARAMARK Services, Inc. 7%, 5/1/07                     145          146,818
   ARAMARK Services, Inc. 6.375%, 2/15/08                110          111,453
   Cendant Corp. 6.25%, 1/15/08                          195          197,280
   Cendant Corp. 6.25%, 3/15/10                          175          179,528
   Cintas Corp. 6%, 6/1/12                                50           51,413
   Mobile Mini, Inc. 9.50%, 7/1/13                     1,500        1,650,000
   PHH Corp. 6%, 3/1/08                                  175          176,222
                                                                -------------
                                                                    3,026,464
                                                                -------------

DIVERSIFIED METALS & MINING--0.4%
   Glencore Funding LLC 144A 6%, 4/15/14 (b)           1,150        1,094,797
                                                                -------------

ELECTRIC UTILITIES--2.1%
   Consumers Energy Co. Series J 6%,
     2/15/14                                           1,250        1,260,634
   Entergy Gulf States, Inc. 3.60%, 6/1/08             1,000          956,399
   MSW Energy Holdings LLC/MSW Energy
     Finance Co., Inc. 8.50%, 9/1/10                   1,000        1,065,000
   PPL Capital Funding Trust I Series A
     4.33%, 3/1/09                                     1,250        1,202,080
   Public Service Co. of Colorado Series A
     6.875%, 7/15/09                                      25           26,034
   Southern California Edison Co. 7.625%,
     1/15/10                                             100          106,531
   Southern California Edison Co. 5%,
     1/15/14                                              50           48,149
   Southern California Edison Co. 6%,
     1/15/34                                             100           99,161
   Southern California Edison Co. 5.75%,
     4/1/35                                              125          119,541
   Southwestern Public Service Co. Series
     B 5.125%, 11/1/06                                   425          424,105
                                                                -------------
                                                                    5,307,634
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--0.9%
   Jabil Circuit, Inc. 5.875%, 7/15/10                 1,500        1,501,806
   Sanmina-SCI Corp. 6.75%, 3/1/13 (n)                   750          718,125
                                                                -------------
                                                                    2,219,931
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
   Allied Waste North America, Inc. 6.125%,
     2/15/14                                             500          477,500

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
   Waste Management, Inc. 7.375%,
     8/1/10 (n)                                  $       430    $     458,724
                                                                -------------
                                                                      936,224
                                                                -------------

GAS UTILITIES--0.1%
   Panhandle Eastern Pipe Line Co. LP
     4.80%, 8/15/08                                      100           98,193
   Panhandle Eastern Pipe Line Co. LP
     Series B 2.75%, 3/15/07 (n)                          75           73,128
   Southwest Gas Corp. 7.625%, 5/15/12                   140          150,530
                                                                -------------
                                                                      321,851
                                                                -------------

HEALTH CARE EQUIPMENT--0.5%
   Fisher Scientific International, Inc.
     6.75%, 8/15/14                                    1,300        1,327,625
                                                                -------------

HEALTH CARE FACILITIES--0.6%
   HCA, Inc. 5.25%, 11/6/08                              290          286,464
   HCA, Inc. 6.30%, 10/1/12                              900          882,939
   Manor Care, Inc. 6.25%, 5/1/13                        370          368,537
                                                                -------------
                                                                    1,537,940
                                                                -------------

HEALTH CARE SERVICES--0.0%
   Fresenius Medical Care Capital Trust IV
     7.875%, 6/15/11                                      25           26,625
   Quest Diagnostics, Inc. 7.50%, 7/12/11                 35           37,907
                                                                -------------
                                                                       64,532
                                                                -------------

HOMEBUILDING--0.1%
   K. Hovnanian Enterprises, Inc. 6.50%,
     1/15/14                                              75           70,703
   Toll Brothers Finance Corp. 6.875%,
     11/15/12                                             75           76,742
                                                                -------------
                                                                      147,445
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.5%
   Royal Caribbean Cruises Ltd. 6.875%,
     12/1/13                                           1,250        1,285,200
                                                                -------------

HOUSEHOLD PRODUCTS--0.1%
   Procter & Gamble Co. (The) 4.75%,
     6/15/07                                             195          194,271
                                                                -------------

HYPERMARKETS & SUPER CENTERS--0.1%
   Wal-Mart Stores, Inc. 6.875%, 8/10/09                 250          262,111
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
   NRG Energy, Inc. 7.375%, 2/1/16               $       500    $     511,875
                                                                -------------

INDUSTRIAL MACHINERY--0.1%
   Kennametal, Inc. 7.20%, 6/15/12                       225          239,103
                                                                -------------

INTEGRATED OIL & GAS--0.1%
   ChevronTexaco Capital Co. 3.50%,
     9/17/07                                             260          254,019
   Occidental Petroleum Corp. 4.25%,
     3/15/10 (n)                                          80           76,926
                                                                -------------
                                                                      330,945
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
   Citizens Communications Co. 9.25%,
     5/15/11                                             500          551,250
   Verizon Global Funding Corp. 6.875%,
     6/15/12                                           2,000        2,110,108
                                                                -------------
                                                                    2,661,358
                                                                -------------

INVESTMENT BANKING & BROKERAGE--0.1%
   Jefferies Group, Inc. 5.50%, 3/15/16                  225          214,559
                                                                -------------

LIFE & HEALTH INSURANCE--0.5%
   Americo Life, Inc. 144A 7.875%,
     5/1/13 (b)                                          200          201,593
   New York Life Insurance Co. 144A
     5.875%, 5/15/33 (b)                                 100           98,280
   Protective Life Secured Trust 5.49%,
     5/10/10 (c)                                         750          719,070
   StanCorp Financial Group, Inc. 6.875%,
     10/1/12                                             225          236,294
                                                                -------------
                                                                    1,255,237
                                                                -------------

MANAGED HEALTH CARE--0.5%
   Coventry Health Care, Inc. 8.125%,
     2/15/12                                             500          525,000
   UnitedHealth Group, Inc. 5.20%, 1/17/07               130          129,962
   UnitedHealth Group, Inc. 3.30%, 1/30/08               220          212,403
   UnitedHealth Group, Inc. 4.875%, 4/1/13               125          120,376
   WellPoint, Inc. 6.375%, 6/15/06                       260          260,658
                                                                -------------
                                                                    1,248,399
                                                                -------------

METAL & GLASS CONTAINERS--0.3%
   Owens-Brockway Glass Container, Inc.
     8.875%, 2/15/09                                     140          146,475
   Owens-Brockway Glass Container, Inc.
     7.75%, 5/15/11                                       50           52,375

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

METAL & GLASS CONTAINERS--(CONTINUED)
   Plastipak Holdings, Inc. 144A 8.50%,
     12/15/15 (b)                                $       500    $     512,500
                                                                -------------
                                                                      711,350
                                                                -------------

MOTORCYCLE MANUFACTURERS--0.0%
   Harley-Davidson, Inc. 144A 3.625%,
     12/15/08 (b)                                        100           95,888
                                                                -------------

MOVIES & ENTERTAINMENT--0.1%
   Time Warner, Inc. 6.875%, 5/1/12                      275          288,331
                                                                -------------

MULTI-LINE INSURANCE--0.2%
   Assurant, Inc. 6.75%, 2/15/34                          75           77,786
   Farmers Insurance Exchange 144A 8.625%,
     5/1/24 (b)                                           75           87,622
   Liberty Mutual Group, Inc. 144A 5.75%,
     3/15/14 (b)                                         200          194,417
   Liberty Mutual Group, Inc. 144A 7%,
     3/15/34 (b)                                         150          152,400
   Liberty Mutual Insurance Co. 144A
     8.50%, 5/15/25 (b)                                   25           29,506
                                                                -------------
                                                                      541,731
                                                                -------------

MULTI-UTILITIES--0.5%
   AmerenEnergy Generating Co. Series F
     7.95%, 6/1/32                                        40           47,517
   CMS Energy Corp. 7.75%, 8/1/10                        100          105,250
   CMS Energy Corp. 7.50%, 1/15/09 (n)                   125          129,219
   Dominion Resources, Inc. Series D
     5.125%, 12/15/09 (n)                                100           98,606
   MidAmerican Energy Holdings Co. 3.50%,
     5/15/08                                             200          192,136
   Northern States Power Co. 2.875%,
     8/1/06                                               35           34,734
   Pacific Gas & Electric Co. 3.60%,
     3/1/09 (n)                                          500          475,497
   Xcel Energy, Inc. 3.40%, 7/1/08                       140          133,948
                                                                -------------
                                                                    1,216,907
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--0.5%
   Cooper Cameron Corp. 2.65%, 4/15/07                   100           96,701
   Halliburton Co. 5.50%, 10/15/10                       650          651,534
   Hornbeck Offshore Services, Inc. Series
     B 6.125%, 12/1/14                                   400          386,000
                                                                -------------
                                                                    1,134,235
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     PAR
                                                    VALUE
                                                     (000)          VALUE
                                                 ------------   -------------

OIL & GAS EXPLORATION & PRODUCTION--1.6%
   Anadarko Petroleum Corp. 3.25%,
     5/1/08 (n)                                  $       345    $     330,574
   Chesapeake Energy Corp. 6.875%,
     1/15/16 (n)                                       1,125        1,139,063
   Denbury Resources, Inc. 7.50%, 4/1/13                 400          415,000
   Devon Energy Corp. 2.75%, 8/1/06                      175          173,488
   Pioneer Natural Resources Co. 5.875%,
     7/15/16 (n)                                       1,000          952,676
   Pogo Producing Co. 6.875%, 10/1/17 (n)                500          496,250
   Swift Energy Co. 7.625%, 7/15/11                      500          507,500
                                                                -------------
                                                                    4,014,551
                                                                -------------

OIL & GAS REFINING & MARKETING--0.4%
   Kern River Funding Corp. 144A 4.893%,
     4/30/18 (b)                                          87           84,267
   Premcor Refining Group, Inc. (The)
     9.25%, 2/1/10                                       750          809,143
                                                                -------------
                                                                      893,410
                                                                -------------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
   AmeriGas Partners LP 7.25%, 5/20/15 (n)               500          502,500
   Kaneb Pipe Line Operating Partnership
     LP 5.875%, 6/1/13                                   125          124,820
   Suburban Propane Partners LP/ Suburban
     Energy Finance Corp. 6.875%, 12/15/13               500          482,500
   Williams Cos., Inc. (The) 7.125%, 9/1/11              500          516,875
                                                                -------------
                                                                    1,626,695
                                                                -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
   American Real Estate Partners
     LP/American Real Estate Finance
     Corp. 8.125%, 6/1/12                                625          645,313
   Citigroup, Inc. 4.875%, 5/7/15 (n)                    175          165,703
   OneAmerica Financial Partners, Inc.
     144A 7%, 10/15/33 (b)                               175          186,142
                                                                -------------
                                                                      997,158
                                                                -------------

PACKAGED FOODS & MEATS--1.2%
   Dean Foods Co. 6.625%, 5/15/09                        500          507,500
   Dean Foods Co. 6.90%, 10/15/17                         50           50,375
   Kellogg Co. 2.875%, 6/1/08 (n)                        400          379,773
   Kellogg Co. Series B 6.60%, 4/1/11                     75           78,424
   Pilgrim's Pride Corp. 9.25%, 11/15/13 (n)           1,500        1,518,750

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

PACKAGED FOODS & MEATS--(CONTINUED)
   Tyson Foods, Inc. 6.60%, 4/1/16               $       400    $     395,084
                                                                -------------
                                                                    2,929,906
                                                                -------------

PAPER PACKAGING--0.1%
   Sealed Air Corp. 144A 5.375%, 4/15/08 (b)             250          248,448
                                                                -------------

PERSONAL PRODUCTS--0.1%
   Gillette Co. (The) 4.125%, 8/30/07 (n)                125          122,961
                                                                -------------

PROPERTY & CASUALTY INSURANCE--0.3%
   Berkley (W.R.) Corp. 5.875%, 2/15/13                   75           73,733
   Berkshire Hathaway Finance Corp. 4.625%,
     10/15/13                                            100           94,686
   Fund American Cos., Inc. 5.875%, 5/15/13              175          171,941
   Kingsway America, Inc. 7.50%, 2/1/14                  125          125,922
   Markel Corp. 6.80%, 2/15/13                           175          179,580
   NYMAGIC, Inc. 6.50%, 3/15/14                          150          144,470
   Progressive Corp. (The) 6.25%, 12/1/32 (n)             75           76,965
                                                                -------------
                                                                      867,297
                                                                -------------

PUBLISHING & PRINTING--0.4%
   Donnelley (R.H.) Corp. 144A 8.875%,
     1/15/16 (b)                                         550          574,750
   Dex Media East LLC/Dex Media East
     Finance Co. 9.875%, 11/15/09                         25           26,813
   Dex Media, Inc. 8%, 11/15/13                           50           51,750
   News America, Inc. 6.625%, 1/9/08                     250          255,328
                                                                -------------
                                                                      908,641
                                                                -------------

REGIONAL BANKS--0.1%
   Citizens Banking Corp. 5.75%, 2/1/13                   25           24,682
   Hudson United Bank 7%, 5/15/12                         80           85,478
   Zions Bancorp. 2.70%, 5/1/06                          125          124,773
   Zions Bancorp. 6%, 9/15/15 (n)                        125          126,503
                                                                -------------
                                                                      361,436
                                                                -------------

REITS--1.7%
   Centerpoint Properties Trust 5.25%,
     7/15/11                                             500          496,713
   Health Care REIT, Inc. 5.875%, 5/15/15              1,775        1,724,822
   iStar Financial, Inc. 5.375%, 4/15/10               1,000          983,854
   iStar Financial, Inc. Series B 5.125%,
     4/1/11                                               75           72,393
   Mack-Cali Realty LP 5.125%, 2/15/14                   700          663,314

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

REITS--(CONTINUED)
   Ventas Realty LP/Ventas Capital Corp.
     144A 6.50%, 6/1/16 (b)                      $       250    $     250,000
                                                                -------------
                                                                    4,191,096
                                                                -------------

RESTAURANTS--0.0%
   Domino's, Inc. 8.25%, 7/1/11 (n)                       30           30,900
                                                                -------------

SOFT DRINKS--0.1%
   Coca-Cola Enterprises, Inc. 7.125%,
     8/1/17                                              133          147,815
                                                                -------------

SPECIALIZED CONSUMER SERVICES--0.4%
   Stewart Enterprises, Inc. 144A 7.75%,
     2/15/13 (b)                                       1,000          965,000
                                                                -------------

SPECIALTY CHEMICALS--0.3%
   Chemtura Corp. 9.875%, 8/1/12                         750          847,500
                                                                -------------

SPECIALTY STORES--0.4%
   Office Depot, Inc. 6.25%, 8/15/13                   1,000        1,004,215
                                                                -------------

THRIFTS & MORTGAGE FINANCE--0.0%
   Chevy Chase Bank FSB 6.875%, 12/1/13                   75           77,250
   Sovereign Capital Trust 9%, 4/1/27                     35           37,540
                                                                -------------
                                                                      114,790
                                                                -------------

TOBACCO--0.3%
   Reynolds (R.J.) Tobacco Holdings, Inc.
     7.30%, 7/15/15                                      750          774,375
                                                                -------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
   United Rentals North America, Inc.
     6.50%, 2/15/12                                    1,250        1,231,250
                                                                -------------

WIRELESS TELECOMMUNICATION SERVICES--0.8%
   Nextel Communications, Inc. Series E
     6.875%, 10/31/13                                  2,000        2,063,548
                                                                -------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $88,692,750)                                   87,927,839
                                                                -------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.3%
   Adjustable Rate Mortgage Trust 05-3, 2A1
     4.718%, 7/25/35 (c)                               1,704        1,664,153
   Bear Stearns Structured Products, Inc.
     04-15, A2 P.O. 144A 0%, 11/27/34 (b)                770          698,128
   Bear Stearns Structured Products, Inc.
     05-10 144A 7.318%, 4/26/35 (b)(c)                   635          635,539

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------
   Countrywide Home Loan Mortgage Pass-
     Through Trust 04-12, 12A1 4.767%,
     8/25/34 (c)                                 $     2,035    $   1,997,935
   Countrywide Home Loan Mortgage Pass-
     Through Trust 04-13, 1A1 5.50%,
     8/25/34                                           1,405        1,383,138
   Countrywide Partnership Trust Net
     Interest Margin 04-EC1N 144A 5%,
     9/25/35 (b)                                         109          108,043
   DLJ Commercial Mortgage Corp. 98-CF2,
     A1B 144A 6.24%, 11/12/31 (b)                        365          372,142
   First Franklin Net Interest Margin Trust
     04-FF7A A 144A 5%, 9/27/34 (b)                       36           35,769
   First Franklin Net Interest Margin Trust
     04-FF7A B 144A 6.75%, 9/27/34 (b)                   394          389,656
   First Horizon Asset Securities, Inc.
     05-AR1, 2A1 5.026%, 4/25/35 (c)                   1,425        1,397,140
   First Horizon Mortgage Pass-Through
     Trust 04-AR4, 2A1 4.41%, 8/25/34 (c)              2,835        2,769,273
   GMAC Commercial Mortgage Securities,
     Inc. 97-C2, A3 6.566%, 4/15/29                      585          593,662
   GS Mortgage Securities Corp. II 99-C1,
     A2 6.11%, 11/18/30 (c)                              528          535,018
   JPMorgan Mortgage Trust 05-S3, 1A12 6%,
     1/25/36                                           1,186        1,176,283
   Lehman Brothers Commercial Conduit
     Mortgage Trust 99-C2, A2 7.325%,
     10/15/32                                          2,100        2,212,977
   Master Resecuritization Trust 04-3 144A
     5%, 3/28/34 (b)                                     640          588,222
   Master Resecuritization Trust 05-1 144A
     5%, 10/28/34 (b)                                    836          787,751
   Morgan Stanley Capital I 98-WF2 C 6.77%,
     7/15/30                                           1,700        1,749,214
   Structured Asset Securities Corp. 03-32,
     1A1 5.25%, 11/25/33 (c)                           1,033          990,471
   Structured Asset Securities Corp. 05-1,
     6A1 6%, 2/25/35                                   1,994        1,975,915
   Wells Fargo Mortgage Backed Securities
     Trust 05-5, 1A1 5%, 5/25/20                       1,140        1,102,749
                                                                -------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $23,426,474)                                   23,163,178
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                    PAR
                                                   VALUE
                                                   (000)            VALUE
                                                ------------    -------------

FOREIGN GOVERNMENT SECURITIES--18.6%

ARGENTINA--1.0%
   Republic of Argentina 0%, 12/15/35 (c)       $     8,651     $     811,035
   Republic of Argentina PIK Interest
     Capitalization 3.97%, 12/31/33                   1,634         1,609,036
                                                                -------------
                                                                    2,420,071
                                                                -------------

AUSTRALIA--0.2%
   Commonwealth of Australia Series 1106
     6.75%, 11/15/06                                    750 (i)       541,128
                                                                -------------

BRAZIL--3.6%
   Federative Republic of Brazil 10.50%,
     7/14/14 (n)                                        525           654,938
   Federative Republic of Brazil 7.875%,
     3/7/15                                           1,650         1,785,300
   Federative Republic of Brazil 12.50%,
     1/5/16                                           9,034 (j)     4,226,860
   Federative Republic of Brazil 7.125%,
     1/20/37 (n)                                        750           736,875
   Federative Republic of Brazil 11%,
     8/17/40 (n)                                      1,250         1,605,312
                                                                -------------
                                                                    9,009,285
                                                                -------------

BULGARIA--0.5%
   Republic of Bulgaria RegS 8.25%,
     1/15/15 (e)                                      1,000         1,172,500
                                                                -------------

CANADA--1.2%
   Federation of Canada 4.25%, 9/1/09                 3,450         2,966,436
                                                                -------------

COLOMBIA--0.2%
   Republic of Colombia 10%, 1/23/12                    500           592,000
                                                                -------------

EL SALVADOR--0.2%
   Republic of El Salvador 144A 7.625%,
     9/21/34 (b)                                        400           435,000
                                                                -------------

GUATEMALA--0.3%
   Republic of Guatemala 144A 8.125%,
     10/6/34 (b)                                        675           769,500
                                                                -------------

INDONESIA--0.2%
   Republic of Indonesia 144A 6.75%,
     3/10/14 (b)                                        500           496,250
                                                                -------------

MEXICO--1.1%
   United Mexican States 4.625%, 10/8/08 (n)             50            48,925

                                                    PAR
                                                   VALUE
                                                   (000)            VALUE
                                                ------------    -------------

MEXICO--(CONTINUED)
   United Mexican States 6.75%, 9/27/34         $       500     $     516,250
   United Mexican States Series MI10
     9.50%, 12/18/14                                 22,280 (k)     2,176,250
                                                                -------------
                                                                    2,741,425
                                                                -------------

PERU--0.1%
   Republic of Peru 7.35%, 7/21/25 (n)                  325           320,044
                                                                -------------

PHILIPPINES--1.2%
   Republic of Philippines 8%, 1/15/16 (n)              500           540,000
   Republic of Philippines 10.625%, 3/16/25           1,500         1,951,875
   Republic of Philippines 9.50%, 2/2/30                500           595,000
                                                                -------------
                                                                    3,086,875
                                                                -------------

RUSSIA--2.3%
   Russian Federation 144A 5%,
     3/31/30 (b)(c)                                   4,050         4,429,687
   Russian Federation RegS 5%,
     3/31/30 (c)(e)                                   1,250         1,369,922
                                                                -------------
                                                                    5,799,609
                                                                -------------

SOUTH AFRICA--0.7%
   Republic of South Africa Series R153
     13%, 8/31/10                                     8,670         1,702,360
                                                                -------------

THAILAND--0.5%
   Kingdom of Thailand Series R042 4.80%,
     4/9/10                                          47,350 (m)     1,197,062
                                                                -------------

TURKEY--1.0%
   Republic of Turkey 10.50%, 1/13/08                   500           541,250
   Republic of Turkey 11.50%, 1/23/12                   750           941,250
   Republic of Turkey 7.25%, 3/15/15                  1,000         1,046,250
                                                                -------------
                                                                    2,528,750
                                                                -------------

URUGUAY--0.8%
   Republic of Uruguay 8%, 11/18/22                   1,850         1,942,500
                                                                -------------

VENEZUELA--3.5%
   Republic of Venezuela 9.25%, 9/15/27               5,500         7,001,500
   Republic of Venezuela RegS 5.375%,
     8/7/10 (e)                                       1,800         1,747,800
                                                                -------------
                                                                    8,749,300
                                                                -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $44,231,541)                                   46,470,095
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                    PAR
                                                   VALUE
                                                   (000)            VALUE
                                                ------------    -------------

FOREIGN CORPORATE BONDS (d)--9.4%

AUSTRALIA--0.3%
   Commonwealth Bank of Australia Series
     TCD 6.75%, 12/1/07                               1,000 (i) $     728,796
                                                                -------------

BRAZIL--0.6%
   Petrobras International Finance Co.
     9.125%, 7/2/13                             $       525           614,250
   Vale Overseas Ltd. 6.25%, 1/11/16                    950           939,313
                                                                -------------
                                                                    1,553,563
                                                                -------------

CANADA--1.1%
   Catalyst Paper Corp. 7.375%, 3/1/14                  715           679,250
   Rogers Cable, Inc.  7.875%, 5/1/12                 1,000         1,070,000
   Rogers Wireless Communications, Inc.
     8%, 12/15/12                                       400           426,500
   Rogers Wireless Communications, Inc.
     6.375%, 3/1/14                                     575           576,437
                                                                -------------
                                                                    2,752,187
                                                                -------------

CHILE--0.6%
   Empresa Nacional de Electricidad SA
     8.35%, 8/1/13                                      500           553,389
   Enersis SA 7.375%, 1/15/14 (n)                     1,000         1,048,146
                                                                -------------
                                                                    1,601,535
                                                                -------------

FRANCE--0.3%
   Compagnie Generale de Geophysique SA
     7.50%, 5/15/15                                     750           776,250
                                                                -------------

GERMANY--0.4%
   Deutsche Telekom International Finance
     BV 8%, 6/15/10                                   1,000         1,089,035
                                                                -------------

HONG KONG--0.1%
   Hutchison Whampoa International Ltd.
     144A 5.45%, 11/24/10 (b)                           150           148,204
                                                                -------------

INDONESIA--0.2%
   Freeport-McMoRan Copper & Gold, Inc.
     10.125%, 2/1/10                                    500           541,250
                                                                -------------

JAPAN--0.5%
   Resona Bank Ltd. 144A 5.85%,
     9/29/49 (b)(c)                                   1,250         1,212,911
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

KAZAKHSTAN--1.3%
   Kazkommerts International BV 144A
     7.875%, 4/7/14 (b)                          $     1,000    $   1,033,500
   Kazkommerts International BV RegS
     10.125%, 5/8/07 (e)                                 250          260,150
   Tengizchevroil Finance Co. 144A 6.124%,
     11/15/14 (b)                                      1,000          995,000
   TuranAlem Finance BV 144A 7.875%,
     6/2/10 (b)                                        1,000        1,027,500
                                                                -------------
                                                                    3,316,150
                                                                -------------

LUXEMBOURG--0.4%
   Basell AF SCA 144A 8.375%, 8/15/15 (b)(n)           1,000          997,500
                                                                -------------

MALAYSIA--0.5%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 6.125%, 7/1/14 (b)              1,250        1,278,475
                                                                -------------

MEXICO--0.5%
   America Movil SA de CV 5.50%, 3/1/14                1,000          958,392
   Pemex Project Funding Master Trust
     6.125%, 8/15/08                                     200          201,500
                                                                -------------
                                                                    1,159,892
                                                                -------------

RUSSIA--1.1%
   Gazprom International SA 144A 7.201%,
     2/1/20 (b)                                        1,000        1,046,500
   Gazprom OAO  144A (Gazstream SA) 5.625%,
     7/22/13 (b)                                         422          415,535
   Gazprom OAO (Morgan Stanley Bank AG)
     144A 9.625%, 3/1/13 (b)                             750          888,750
   OJSC Vimpel Communications 144A 8.375%,
     10/22/11 (b)                                        250          260,000
                                                                -------------
                                                                    2,610,785
                                                                -------------

SINGAPORE--0.3%
   Chartered Semiconductor Manufacturing
     Ltd. 5.75%, 8/3/10 (n)                              670          660,733
                                                                -------------

SOUTH KOREA--0.2%
   C&M Finance Ltd. 144A 8.10%, 2/1/16 (b)               500          501,181
                                                                -------------

UNITED KINGDOM--0.5%
   British Sky Broadcasting Group plc
     6.875%, 2/23/09 (n)                                 650          672,692
   Hanson Australia Funding Ltd. 5.25%,
     3/15/13                                             125          119,926

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

UNITED KINGDOM--(CONTINUED)
   Ineos Group Holdings plc 144A 8.50%,
     2/15/16 (b)                                 $       500    $     477,500
   SABMiller plc 144A 6.625%, 8/15/33 (b)                 75           78,454
                                                                -------------
                                                                    1,348,572
                                                                -------------

UNITED STATES--0.5%
   Nova Chemicals Corp. 7.561%, 11/15/13 (c)           1,218        1,230,180
                                                                -------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $23,461,675)                                   23,507,199
                                                                -------------

DOMESTIC CONVERTIBLE BONDS--0.4%

COMPUTER STORAGE & PERIPHERALS--0.0%
   Candescent Technologies Corp. Cv. 144A
     8%, 5/1/03 (b)(f)(h)                                 50                0
                                                                -------------

PHARMACEUTICALS--0.4%
   Par Pharmaceutical Cos., Inc. Cv
     2.875%, 9/30/10                                   1,250        1,045,312
                                                                -------------
TOTAL DOMESTIC CONVERTIBLE BONDS
   (Identified cost $1,065,997)                                     1,045,312
                                                                -------------

CREDIT LINKED NOTES--0.8%

OTHER FOREIGN GOVERNMENT--0.8%
   Republic of Indonesia (Citigroup) 14%,
     6/15/09                                             675          666,725
   Republic of Turkey (Citigroup) 0%,
     6/28/07                                           1,250        1,250,962
                                                                -------------
TOTAL CREDIT LINKED NOTES
   (Identified cost $1,925,000)                                     1,917,687
                                                                -------------

LOAN AGREEMENTS (c)--8.7%

AIRPORT SERVICES--0.5%
   Worldspan LP Tranche 7.41%, 2/11/10                 1,351        1,325,743
                                                                -------------

AUTO PARTS & EQUIPMENT--0.2%
   Tenneco Automotive, Inc. Tranche B
     8.13%, 12/12/10                                     470          477,896
                                                                -------------

AUTOMOTIVE RETAIL--0.3%
   Hertz Corp. Tranche 4.88%, 12/21/12                    83           84,167
   Hertz Corp. Tranche B 4.88%, 12/21/12                 569          574,690
   Hertz Corp. Tranche DD 4.88%, 12/21/12                 98           98,887
                                                                -------------
                                                                      757,744
                                                                -------------

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

BROADCASTING & CABLE TV--0.4%
   Charter Communications Operating LLC
     Tranche B 7.91%, 4/27/11                    $       995    $   1,004,899
                                                                -------------

CASINOS & GAMING--0.3%
   MGM MIRAGE Tranche A 6.63%, 4/25/10                   675          683,438
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
   Solar Capital Corp. Tranche 7.16%,
     2/22/13                                           1,997        2,024,324
                                                                -------------

DEPARTMENT STORES--0.7%
   Neiman-Marcus Group, Inc. (The) Tranche
     7.16%, 4/6/13                                     1,699        1,724,858
                                                                -------------

ELECTRIC UTILITIES--0.5%
   Astoria Generating Co. LP Tranche 6.80%,
     2/23/13                                             230          234,185
   Astoria Generating Co. LP Tranche 6.80%,
     2/23/13                                           1,065        1,077,282
                                                                -------------
                                                                    1,311,467
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
   Allied Waste North America, Inc. Tranche
     6.89%, 1/15/12                                      540          540,338
   Allied Waste North America, Inc. Tranche
     A 6.89%, 1/15/12                                    210          210,131
                                                                -------------
                                                                      750,469
                                                                -------------

FOREST PRODUCTS--0.1%
   Georgia-Pacific Corp. Tranche C 7.749%,
     12/23/13                                            275          280,844
                                                                -------------

HEALTH CARE FACILITIES--0.3%
   LifePoint Hospitals, Inc. Tranche B
     6.505%, 4/15/12                                     750          754,687
                                                                -------------

HEALTH CARE SERVICES--0.4%
   Fresenius Medical Care Tranche 4.95%,
     4/30/10                                           1,000        1,003,750
                                                                -------------

HOTELS, RESORTS & CRUISE LINES--0.3%
   Hilton Hotels Corp. Tranche B 6.374%,
     2/22/13                                             700          703,500
                                                                -------------

HOUSEWARES & SPECIALTIES--0.3%
   Tupperware Brands Corp. Tranche B 6.88%,
     12/1/12                                             750          758,437
                                                                -------------

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
   NRG Energy, Inc. Tranche B 2.25%, 2/1/13      $     1,776    $  1,798,639
                                                                ------------

PAPER PRODUCTS--1.4%
   Georgia-Pacific Corp. Tranche A 6.88%,
     12/20/10                                            750         754,687
   Georgia-Pacific Corp. Tranche B 6.749%,
     12/20/12                                          1,100       1,108,250
   NewPage Corp. Tranche B 7.66%, 5/2/11               1,500       1,524,375
                                                                ------------
                                                                   3,387,312
                                                                ------------

PHOTOGRAPHIC PRODUCTS--0.3%
   Eastman Kodak Co. Tranche B 7.13%,
     10/18/12                                            750         757,500
                                                                ------------

RESTAURANTS--0.3%
   Dunkin Brands, Inc. Tranche 7.32%,
     2/27/13                                             790         791,975
                                                                ------------

SPECIALTY CHEMICALS--0.3%
   Johnson Diversey, Inc. Tranche B 7.38%,
     12/16/11                                            750         761,250
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS--0.3%
   United Rentals, Inc. Tranche 7.13%,
     2/14/11                                             127         128,594
   United Rentals, Inc. Tranche B 4.88%,
     2/14/11                                             623         631,719
                                                                ------------
                                                                     760,313
                                                                ------------
TOTAL LOAN AGREEMENTS
   (Identified cost $21,802,633)                                  21,819,045
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

DOMESTIC PREFERRED STOCKS--0.1%

REITS--0.0%
   Saul Centers, Inc. Series A Pfd. 8% (n)               425          11,177
                                                                ------------

THRIFTS & MORTGAGE FINANCE--0.1%
   Chevy Chase Bank FSB Series C Pfd. 8%               3,925         102,717
   Chevy Chase Preferred Capital Corp.
     Series A Pfd. 10.375% (n)                         1,225          65,538
                                                                ------------
                                                                     168,255
                                                                ------------
TOTAL DOMESTIC PREFERRED STOCKS
   (Identified cost $178,955)                                        179,432
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
   AT&T Latin America Corp. Class A (g)               64,050    $        929
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $281,820)                                            929
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.2%
   (Identified cost $244,420,619)                                245,212,128
                                                                ------------

SHORT-TERM INVESTMENTS--11.9%

MONEY MARKET MUTUAL FUNDS--6.3%
   State Street Navigator Prime Portfolio
     (4.814% seven day effective yield) (o)       15,675,533      15,675,533
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

COMMERCIAL PAPER (q)--5.6%
   CAFCO LLC 4.83%, 4/3/06                       $     3,790       3,788,983
   Alpine Securitization Corp. 4.80%, 4/4/06           5,000       4,998,000
   Alpine Securitization Corp. 4.78%, 4/5/06           5,240       5,237,217
                                                                ------------
                                                                  14,024,200
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $29,699,733)                                  29,699,733
                                                                ------------

TOTAL INVESTMENTS--110.1%
   (Identified cost $274,120,352)                                274,911,861 (a)
   Other assets and liabilities, net--(10.1)%                    (25,309,214)
                                                                ------------
NET ASSETS--100.0%                                              $249,602,647
                                                                ============

                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,394,790 and gross depreciation of $4,675,192 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $274,192,263.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $26,383,545 or 10.6% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2006, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g)   Non-income producing.

(h)   Security in default.

(i)   Par value represents Australian Dollar.

(j)   Par represents Brazilian Real.

(k)   Par value represents Mexican Pesos.

(m)   Par value represents Thailand Baht.

(n)   All or a portion of security is on loan.

(o) Represents security purchased with cash collateral received for securities on loan.

(p)   All or a portion segregated as collateral for forward currency contracts.

(q)   The rate shown is the discount rate.

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

U.S. GOVERNMENT SECURITIES--1.6%

U.S. TREASURY NOTES--1.6%
   U.S. Treasury Note 4.625%, 2/29/08               $     350    $    348,592
   U.S. Treasury Note 4.50%, 2/28/11                      400         394,172
                                                                 ------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $745,665)                                         742,764
                                                                 ------------

AGENCY MORTGAGE-BACKED SECURITIES--12.0%
   FHLMC 4.50%, 12/1/18                                 1,184       1,132,503
   FNMA 4%, 7/1/19                                        226         211,151
   FNMA 5%, '20-'35                                     1,289       1,266,323
   FNMA 5.50%, 3/1/34                                     377         368,252
   FNMA 6%, 8/1/34                                        277         277,133
   FNMA 5.50%, 3/1/35                                     551         538,083
   FNMA 5.50%, 4/1/35                                   1,363       1,332,545
   FNMA 5.50%, 9/25/35                                    377         376,751
                                                                 ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $5,681,467)                                     5,502,741
                                                                 ------------

MUNICIPAL BONDS--2.5%

CALIFORNIA--1.1%
   Sonoma County Pension Obligation Taxable
     Series A 2.43%, 12/1/06 (FGIC Insured)               250         245,710
   Ventura County Pension Obligation Taxable
     6.58%, 11/1/06 (FSA Insured)                         250         252,020
                                                                 ------------
                                                                      497,730
                                                                 ------------

NEW YORK--0.7%
   New York State Dormitory Authority Higher
     Education Taxable Series B 3.35%, 12/15/09           315         295,019
                                                                 ------------

PENNSYLVANIA--0.7%
   Philadelphia School District Taxable Series
     C 4.29%, 7/1/10 (FSA Insured)                        350         336,070
                                                                 ------------
TOTAL MUNICIPAL BONDS
   (Identified cost $1,171,078)                                     1,128,819
                                                                 ------------

ASSET-BACKED SECURITIES--7.4%
   American General Mortgage Loan Trust 06-1,
     A2 144A 5.75%, 12/25/35 (b)(c)                       275         272,442

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------
   Bombardier Capital Mortgage Securitization
     Corp. 99-A, A3 5.98%, 1/15/18                  $     133    $    118,423
   Capital One Auto Finance Trust 05-BSS B
     4.32%, 5/15/10                                       350         342,807
   Carmax Auto Owner Trust 05-1 C 4.82%,
     10/15/11                                             200         196,168
   DaimlerChrysler Auto Trust 05-A B 3.88%,
     7/8/11                                               250         242,433
   GMAC Mortgage Corp. Loan Trust 05-HE2, A3
     4.622%, 11/25/35 (c)                                 200         194,500
   Great America Leasing Receivables 05-1, A4
     144A 4.969%, 8/20/10 (b)                             230         226,380
   MMCA Automobile Trust 02-1 C 6.20%, 1/15/10            197         195,381
   Onyx Acceptance Owners Trust 03-D, A4
     3.20%, 3/15/10                                       250         246,635
   Renaissance Home Equity Loan Trust 05-3, AF3
     4.814%, 11/25/35 (c)                                 625         611,583
   Renaissance Home Equity Loan Trust 06-1, AF2
     5.533%, 5/25/36 (c)                                  240         238,956
   Residential Funding Mortgage Securities I,
     Inc. 05-SA1, 2A 4.896%, 3/25/35 (c)                  230         226,415
   Structured Asset Securities Corp. 05-7XS,
     1A2B 5.27%, 4/25/35 (c)                              300         297,547
                                                                 ------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $3,472,732)                                     3,409,670
                                                                 ------------

DOMESTIC CORPORATE BONDS--20.2%

AIRLINES--2.9%
   American Airlines, Inc. 01-1 6.977%, 11/23/22          239         225,175
   Continental Airlines, Inc. 98-1 A 6.648%,
     3/15/19                                              606         610,295
   Delta Air Lines, Inc. 02-1, G-1 6.718%,
     7/2/24 (f)                                           235         237,655
   Delta Air Lines, Inc. 02-1, G-2 6.417%,
     1/2/14                                                68          68,372
   United Airlines, Inc. 01-1 6.071%, 9/1/14              197         194,400
                                                                 ------------
                                                                    1,335,897
                                                                 ------------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

ALTERNATIVE CARRIERS--0.3%
   Time Warner Telecom Holdings, Inc. 8.749%,
     2/15/11 (c)                                    $     150    $    153,938
                                                                 ------------

APPLICATION SOFTWARE--0.3%
   Activant Solutions, Inc. 144A 10.53%,
     4/1/10 (b)(c)                                        125         128,125
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
   Nuveen Investments, Inc. 5%, 9/15/10                    95          91,765
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.4%
   DaimlerChrysler NA Holding Corp. 6.50%,
     11/15/13                                             165         167,816
                                                                 ------------

AUTOMOTIVE RETAIL--0.7%
   AutoNation, Inc. 9%, 8/1/08                            200         216,000
   Hertz Corp. 144A 8.875%, 1/1/14 (b)                    100         104,250
                                                                 ------------
                                                                      320,250
                                                                 ------------

BROADCASTING & CABLE TV--0.8%
   Comcast Corp. 4.95%, 6/15/16                           175         159,476
   COX Communications, Inc. 6.75%, 3/15/11                200         205,125
                                                                 ------------
                                                                      364,601
                                                                 ------------

CASINOS & GAMING--0.5%
   GTECH Holdings Corp. 4.75%, 10/15/10                   250         243,155
                                                                 ------------

COMMUNICATIONS EQUIPMENT--0.5%
   Corning, Inc. 6.30%, 3/1/09                            200         203,844
                                                                 ------------

CONSUMER FINANCE--3.1%
   Ford Motor Credit Co. 7.68%, 11/2/07 (c)                50          49,286
   Ford Motor Credit Co. 6.625%, 6/16/08                   30          28,409
   Ford Motor Credit Co. 8.625%, 11/1/10                  375         359,601
   General Electric Capital Corp. 6.125%,
     2/22/11                                              125         128,787
   General Motors Acceptance Corp. 6.125%,
     9/15/06                                              150         149,324
   General Motors Acceptance Corp. 6.09%,
     9/23/08 (c)                                          185         174,734
   General Motors Acceptance Corp. 6.875%,
     9/15/11                                              200         186,621
   MBNA Corp. 4.625%, 9/15/08                             100          98,506
   SLM Corp. 5.70%, 2/1/10 (c)                            250         240,118
                                                                 ------------
                                                                    1,415,386
                                                                 ------------

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
   Convergys Corp. 4.875%, 12/15/09                 $     250    $    238,872
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
   International Lease Finance Corp. 4.75%,
     1/13/12                                              125         119,304
                                                                 ------------

ELECTRIC UTILITIES--0.8%
   Commonwealth Edison Co. Series 102 4.74%,
     8/15/10                                              100          96,571
   Consumers Energy Co. Series H 4.80%, 2/17/09           100          97,510
   Entergy Gulf States, Inc. 3.60%, 6/1/08                200         191,280
                                                                 ------------
                                                                      385,361
                                                                 ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
   Allied Waste North America Series B 8.50%,
     12/1/08                                              100         105,625
                                                                 ------------

FOOD RETAIL--0.3%
   Albertson's, Inc. 6.95%, 8/1/09                        125         126,379
                                                                 ------------

HEALTH CARE DISTRIBUTORS--0.1%
   AmerisourceBergen Corp. 144A 5.625%,
     9/15/12 (b)                                           40          39,340
                                                                 ------------

HEALTH CARE EQUIPMENT--0.6%
   Fisher Scientific International, Inc. 6.75%,
     8/15/14                                              250         255,312
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0 1%
   NRG Energy, Inc. 7.25%, 2/1/14                          50          50,938
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
   Qwest Corp. 7.875%, 9/1/11                             150         160,875
                                                                 ------------

LIFE & HEALTH INSURANCE--0.5%
   Jackson National Life Global Funding 144A
     4.74%, 2/10/10 (b)(c)                                250         239,250
                                                                 ------------

MOVIES & ENTERTAINMENT--0.2%
   Time Warner, Inc. 6.875%, 5/1/12                       100         104,848
                                                                 ------------

MULTI-LINE INSURANCE--0.4%
   ASIF Global Financing XXIII 144A 3.90%,
     10/22/08 (b)                                         200         193,175
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
   Kinder Morgan Management LLC 5.35%, 1/5/11             175         172,209
                                                                 ------------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
   ERAC USA Finance Co. 144A 5.30%, 11/15/08 (b)    $      85    $     84,477
   MassMutual Global Funding II 144A 3.50%,
     3/15/10 (b)                                          100          92,978
                                                                 ------------
                                                                      177,455
                                                                 ------------

PACKAGED FOODS & MEATS--0.4%
   Dean Foods Co. 6.625%, 5/15/09                         100         101,500
   Pilgrim's Pride Corp. 9.25%, 11/15/13                  100         101,250
                                                                 ------------
                                                                      202,750
                                                                 ------------

PAPER PACKAGING--0.5%
   Packaging Corporation of America 4.375%,
     8/1/08                                               250         243,034
                                                                 ------------

PAPER PRODUCTS--0.4%
   Bowater, Inc. 7.91%, 3/15/10 (c)                       165         166,650
                                                                 ------------

PUBLISHING & PRINTING--0.2%
   Dex Media West LLC/Dex Media Finance Co.
     Series B 8.50%, 8/15/10                              100         105,625
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
   Colonial Realty LP 4.80%, 4/1/11                       250         237,122
                                                                 ------------

REITS--1.3%
   Brandywine Operating Partnership LP 5.625%,
     12/15/10                                             200         198,195
   Heritage Property Investment Trust 4.50%,
     10/15/09                                             100          95,887
   iStar Financial, Inc. 5.375%, 4/15/10                  200         196,771
   Simon Property Group LP 4.60%, 6/15/10                 125         120,535
                                                                 ------------
                                                                      611,388
                                                                 ------------

SPECIALTY CHEMICALS--0.3%
   Lubrizol Corp. 4.625%, 10/1/09                         125         121,108
                                                                 ------------

TOBACCO--0.7%
   Philip Morris Capital Corp. 7.50%, 7/16/09             200         209,140
   Reynolds (R.J.) Tobacco Holdings, Inc.
     6.50%, 7/15/10                                       125         126,562
                                                                 ------------
                                                                      335,702
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS--0.4%
   United Rentals North America, Inc. 6.50%,
     2/15/12                                              200         197,000
                                                                 ------------

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
   Nextel Communications, Inc. Series E 6.875%,
     10/31/13                                       $     250    $    257,943
                                                                 ------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $9,428,268)                                     9,272,042
                                                                 ------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.0%
   Asset Securitization Corp. 96-D3, A1C 7.40%,
     10/13/26                                             185         187,220
   Bear Stearns Alt-A Trust 05-2, 2B5 5.256%,
     4/25/35 (c)                                          128         116,227
   Bear Stearns Alt-A Trust 05-5, 2B3 5.324%,
     7/25/35 (c)                                          128         113,724
   Bear Stearns Asset Backed Securities Net
     Interest Margin 04-HE1N, A2 144A 5.50%,
     2/25/34 (b)                                          200         188,594
   Bear Stearns Asset Backed Securities Net
     Interest Margin 04-HE5N, A3 5%, 7/25/34              100          98,703
   Bear Stearns Commercial Mortgage Securities
     04-ESA J 144A 5.817%, 5/14/16 (b)                    225         225,263
   Bear Stearns Structured Products, Inc.
     04-15, A2 P.O. 144A 0%, 11/27/34 (b)                 152         138,091
   Bear Stearns Structured Products, Inc. 04-6
     P.O. 0%, 2/25/34                                      82          78,311
   Bear Stearns Structured Products, Inc. 05-10
     144A 7.318%, 4/26/35 (b)(c)                          169         169,477
   Bear Stearns Structured Products, Inc.
     05-20N A 144A 8.318%, 10/25/45 (b)(c)                184         184,716
   Centex Home Equity 05-A, AF4 4.72%,
     10/25/31 (c)                                         250         244,077
   Chase Mortgage Finance Corp. 04-S1 M 5.098%,
     2/25/19 (c)                                           89          85,713
   Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
     3/25/34                                              433         429,276
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-12, 12A1 4.776%, 8/25/34 (c)                248         242,992
   Countrywide Home Loan Mortgage Pass-Through
     Trust 04-13, 1A1 5.50%, 8/25/34                      234         230,523
   Countrywide Partnership Trust Net Interest
     Margin 04-EC1N 144A 5%, 9/25/35 (b)                   14          14,406

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                      PAR
                                                     VALUE
                                                     (000)             VALUE
                                                  ------------     ------------
   Crown Castle Towers LLC 05-1A, AFX 144A
     4.643%, 6/15/35 (b)                            $     250      $    240,830
   CS First Boston Mortgage Securities Corp.
     01-CK1, A2 6.25%, 12/18/35                           250           252,971
   CS First Boston Mortgage Securities Corp.
     03-8, 3A24 5.50%, 4/25/33                            290           280,297
   CS First Boston Mortgage Securities Corp.
     98-C1 B 6.59%, 5/17/40                               290           297,488
   First Franklin Net Interest Margin Trust
     04-FF7A A 144A 5%, 9/27/34 (b)                        19            18,826
   First Horizon Asset Securities, Inc. 05-AR1,
     2A1 5.027%, 4/25/35 (c)                              317           310,476
   GMAC Mortgage Corp. Loan Trust 03-GH2, A2
     3.69%, 7/25/20                                        28            28,251
   GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
     4.871%, 5/25/35 (c)                                  433           423,074
   Greenwich Structured ARM Products 05-4A, N1
     144A 7.581%, 7/27/45 (b)(c)                          184           182,288
   GSAMP Trust 05-NC1N 144A 5%, 2/25/35 (b)                79            78,383
   GSAMP Trust Net Interest Margin 04-1, N1
     144A 5.50%, 9/25/34 (b)                               14            14,173
   Harborview Mortgage Loan Trust 05-15, B8
     6.526%, 10/20/45 (c)                                 200           192,083
   JPMorgan Mortgage Trust 06-A1, B1 5.44%,
     2/25/36 (c)                                          250           243,017
   Master Alternative Net Interest Margin Trust
     05-CW1A, N1 6.75%, 12/26/35                          114           112,621
   Master Resecuritzation Trust 7.818%, 4/26/45           120           119,887
   Park Place Securities Net Interest Margin
     Trust 04-MCW1 B 144A 7.385%, 9/25/34 (b)             150           148,922
   Residential Asset Mortgage Products, Inc.
     03-RS6, AI3 3.08%, 12/25/28                            7             6,770
   Residential Funding Mortgage Securities II,
     Inc. 05-HI2, A3 4.46%, 5/25/35                       250           244,727
   Structured Asset Securities Corp. 03-32, 1A1
     5.246%, 11/25/33 (c)                                 192           184,158
   Wells Fargo Mortgage Backed Securities Trust
     04-EE, 2A3 3.989%, 12/25/34 (c)                      208           200,928
   Wells Fargo Mortgage Backed Securities Trust
     04-R, 2A1 4.351%, 9/25/34 (c)                        364           354,922
   Wells Fargo Mortgage Backed Securities Trust
     05-5, 1A1 5%, 5/25/20                                221           213,576

                                                      PAR
                                                     VALUE
                                                     (000)             VALUE
                                                  ------------     ------------
   Wells Fargo Mortgage Backed Securities Trust
     05-AR10, 2A16 4.109%, 6/25/35 (c)              $     210      $    202,781
   Wells Fargo Mortgage Backed Securities Trust
     05-AR16, 6A3 5%, 10/25/35 (c)                        269           264,811
                                                                   ------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $7,506,810)                                       7,363,573
                                                                   ------------

FOREIGN GOVERNMENT SECURITIES--19.8%

AUSTRALIA--0.2%
   Commonwealth of Australia Series 1106 6.75%,
     11/15/06                                             155 (g)       111,833
                                                                   ------------

BRAZIL--4.1%
   Federative Republic of Brazil 9.25%, 10/22/10          130           147,095
   Federative Republic of Brazil 5.25%,
     4/15/12 (c)                                          478           477,831
   Federative Republic of Brazil 5.25%,
     4/15/12 (c)                                          229           229,875
   Federative Republic of Brazil 10.25%, 6/17/13           75            91,237
   Federative Republic of Brazil 10.50%, 7/14/14          210           261,975
   Federative Republic of Brazil 12.50%, 1/5/16         1,437 (h)       672,349
                                                                   ------------
                                                                      1,880,362
                                                                   ------------

CANADA--1.3%
   Canada Government 3.75%, 6/1/08                        700 (i)       596,395
                                                                   ------------

CHILE--0.5%
   Republic of Chile 5.06%, 1/28/08 (c)                   250           251,000
                                                                   ------------

COLOMBIA--0.6%
   Republic of Colombia 10%, 1/23/12                      125           148,000
   Republic of Columbia 6.55%, 11/16/15 (c)               100           104,750
                                                                   ------------
                                                                        252,750
                                                                   ------------

INDONESIA--0.3%
   Republic of Indonesia 7.75%, 8/1/06                    150           151,500
                                                                   ------------

MEXICO--1.9%
   United Mexican States 4.625%, 10/8/08                  200           195,700
   United Mexican States 5.28%, 1/13/09 (c)               250           252,750

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                      PAR
                                                     VALUE
                                                     (000)             VALUE
                                                  ------------     ------------

MEXICO--(CONTINUED)
   United Mexican States Series MI10 9.50%,
     12/18/14                                           4,340 (j)  $    423,919
                                                                   ------------
                                                                        872,369
                                                                   ------------

PERU--0.3%
   Republic of Peru 8.375%, 5/3/16                  $     110           119,900
                                                                   ------------

PHILIPPINES--1.4%
   Republic of Philippines 8.375%, 3/12/09                200           215,750
   Republic of Philippines 8.375%, 2/15/11                400           436,000
                                                                   ------------
                                                                        651,750
                                                                   ------------

RUSSIA--1.3%
   Russian Federation RegS 8.25%, 3/31/10 (e)             430           454,811
   Russian Federation RegS 5%, 3/31/30 (c)(e)             115           126,033
                                                                   ------------
                                                                        580,844
                                                                   ------------

SOUTH AFRICA--0.8%
   Republic of South Africa Series R153 13%,
     8/31/10                                            1,760 (k)       345,577
                                                                   ------------

THAILAND--0.5%
   Kingdom of Thailand Series R042 4.80%, 4/9/10        9,850 (l)       249,019
                                                                   ------------

TURKEY--1.5%
   Republic of Turkey 10.50%, 1/13/08                     350           378,875
   Republic of Turkey 11.75%, 6/15/10                     250           301,875
                                                                   ------------
                                                                        680,750
                                                                   ------------

UKRAINE--0.1%
   Republic of Ukraine RegS 11%, 3/15/07 (e)               28            29,096
                                                                   ------------

VENEZUELA--5.0%
   Republic of Venezuela 10.75%, 9/19/13                  745           930,877
   Republic of Venezuela 8.50%, 10/8/14                   205           230,113
   Republic of Venezuela RegS 5.375%, 8/7/10 (e)        1,185         1,150,635
                                                                   ------------
                                                                      2,311,625
                                                                   ------------
TOTAL FOREIGN GOVERNMENT SECURITIES
   (Identified cost $8,939,760)                                       9,084,770
                                                                   ------------

                                                      PAR
                                                     VALUE
                                                     (000)             VALUE
                                                  ------------     ------------

FOREIGN CORPORATE BONDS (d)--8.9%

BRAZIL--0.5%
   Petrobras International Finance Co. 9.875%,
     5/9/08                                         $      90      $     97,425
   Petrobras International Finance Co. 9.125%,
     7/2/13                                               100           117,000
                                                                   ------------
                                                                        214,425
                                                                   ------------

CANADA--0.2%
   Thomson Corp. (The) 4.25%, 8/15/09                     100            96,117
                                                                   ------------

CHILE--0.3%
   Empresa Nacional de Electricidad SA 7.75%,
     7/15/08                                              120           124,998
                                                                   ------------

GERMANY--0.5%
   Deutsche Bank AG NY Series GS 4.72%,
     3/22/12 (c)                                          250           236,275
                                                                   ------------

HONG KONG--0.5%
   Hutchison Whampoa International Ltd. 144A
     5.45%, 11/24/10 (b)                                  250           247,006
                                                                   ------------

INDIA--0.9%
   ICICI Bank Ltd. 144A 5.75%, 11/16/10 (b)               175           172,652
   Vedanta Resources plc 144A 6.625%, 2/22/10 (b)         250           244,063
                                                                   ------------
                                                                        416,715
                                                                   ------------

ITALY--0.2%
   Telecom Italia Capital S.p.A. 4%, 11/15/08             100            96,358
                                                                   ------------

KAZAKHSTAN--0.6%
   Kazkommerts International BV 144A 10.125%,
     5/8/07 (b)                                           250           260,625
                                                                   ------------

MALAYSIA--0.4%
   Malaysia International Shipping Corp.
     Capital Ltd. 144A 5%, 7/1/09 (b)                     200           197,193
                                                                   ------------

MEXICO--0.8%
   America Movil SA de CV 5.265%, 4/27/07 (c)             250           250,500
   America Movil SA de CV 4.125%, 3/1/09                  100            96,127
                                                                   ------------
                                                                        346,627
                                                                   ------------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

POLAND--0.5%
   Telekomunikacja Polska SA Finance BV 144A
     7.75%, 12/10/08 (b)                            $     225    $    236,984
                                                                 ------------

QATAR--0.3%
   Ras Laffan Liquefied Natural Gas Co., Ltd.
     144A 3.437%, 9/15/09 (b)                             165         158,831
                                                                 ------------

RUSSIA--1.5%
   Gazprom OAO  144A (Gazstream SA) 5.625%,
     7/22/13 (b)                                          601         592,257
   Gazprom RegS (Morgan Stanley AG) 9.625%,
     3/1/13 (e)                                            80          94,608
                                                                 ------------
                                                                      686,865
                                                                 ------------

SINGAPORE--0.3%
   Chartered Semiconductor Manufacturing Ltd.
     5.75%, 8/3/10                                        120         118,340
                                                                 ------------

SOUTH KOREA--0.3%
   Export-Import Bank of Korea 4.50%, 8/12/09             120         116,556
                                                                 ------------

UKRAINE--0.2%
   Naftogaz Ukrainy 8.125%, 9/30/09                       100          99,510
                                                                 ------------

UNITED STATES--0.9%
   Amvescap plc 4.50%, 12/15/09                           250         240,832
   Nova Chemicals Corp. 7.561%, 11/15/13 (c)              170         171,700
                                                                 ------------
                                                                      412,532
                                                                 ------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $4,125,574)                                     4,065,957
                                                                 ------------

DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
   Par Pharmaceutical Cos., Inc. Cv. 2.875%,
     9/30/10                                              175         146,344
                                                                 ------------
TOTAL DOMESTIC CONVERTIBLE BONDS
   (Identified cost $143,297)                                         146,344
                                                                 ------------

CREDIT LINKED NOTES--0.8%

OTHER FOREIGN GOVERNMENT--0.8%
   Republic of Indonesia (Citigroup) 14%,
     6/15/09                                              125         123,468
   Republic of Turkey (Citigroup) 0%, 6/28/07             250         250,192

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------
TOTAL CREDIT LINKED NOTES
   (Identified cost $375,000)                                         373,660
                                                                 ------------

LOAN AGREEMENTS (c)--8.8%

AIRPORT SERVICES--0.4%
   Worldspan LP Tranche 7.30%, 2/11/10              $     200    $    196,250
                                                                 ------------

AUTO PARTS & EQUIPMENT--0.4%
   Tenneco Automotive, Inc. Tranche B 8.13%,
     12/12/10                                             167         169,919
                                                                 ------------

BROADCASTING & CABLE TV--1.2%
   Charter Communications Operating LLC Tranche
     B 6.90%, 4/27/11                                     249         251,225
   DIRECTV Holdings LLC Tranche B 4.801%,
     4/13/13                                               67          67,417
   Mediacom LLC  Tranche B 5.551%, 3/31/13                248         251,212
                                                                 ------------
                                                                      569,854
                                                                 ------------

CASINOS & GAMING--0.5%
   MGM MIRAGE Tranche A 6.63%, 4/25/10                    240         243,000
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
   Solar Capital Corp. Tranche 6.20%, 2/11/13             149         151,302
                                                                 ------------

DEPARTMENT STORES--0.4%
   Neiman-Marcus Group, Inc. (The) Tranche
     6.706%, 4/6/13                                       166         168,631
                                                                 ------------

DIVERSIFIED CHEMICALS--0.1%
   Huntsman Corp. Tranche B 6.25%, 8/16/12                 24          24,621
                                                                 ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
   Allied Waste North America, Inc. Tranche
     6.39%, 1/15/12                                        86          86,199
   Allied Waste North America, Inc. Tranche A
     6.39%, 1/15/12                                        33          33,467
                                                                 ------------
                                                                      119,666
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
   Mosaic Global Holdings, Inc. Tranche B
     4.801%, 2/21/12                                      124         125,463
                                                                 ------------

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   ------------

FOREST PRODUCTS--0.1%
   Georgia-Pacific Corp. Tranche C 7.749%,
     12/23/13                                      $      45    $     45,956
                                                                ------------

HEALTH CARE FACILITIES--0.3%
   LifePoint Hospitals, Inc. Tranche B 4.926%,
     4/15/12                                             159         160,473
                                                                ------------

HEALTH CARE SERVICES--0.7%
   Davita, Inc. Tranche B 5.73%, 10/5/12                 165         167,458
   Fresenius Medical Care Tranche 4.95%, 4/30/10         150         150,562
                                                                ------------
                                                                     318,020
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.2%
   Hilton Hotels Corp. Tranche B 6.374%, 2/22/13         100         100,500
                                                                ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1 0%
   Mirant North America LLC Tranche B 6.55%,
     1/3/13                                               50          50,500
   NRG Energy, Inc. Tranche B 2.25%, 2/1/13              405         410,498
                                                                ------------
                                                                     460,998
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
   NTELOS, Inc. Tranche B 5.801%, 8/24/11                223         226,658
                                                                ------------

PAPER PRODUCTS--0.9%
   Georgia-Pacific Corp. Tranche B 6.749%,
     12/20/12                                            200         201,500

                                                     PAR
                                                    VALUE
                                                    (000)           VALUE
                                                 ------------   ------------

PAPER PRODUCTS--(CONTINUED)
   NewPage Corp. Tranche B 6.301%, 5/2/11                224         228,085
                                                                ------------
                                                                     429,585
                                                                ------------

PHOTOGRAPHIC PRODUCTS--0.5%
   Eastman Kodak Co. Tranche B 6.424%, 10/18/12          216         218,338
                                                                ------------

RESTAURANTS--0.5%
   Burger King Corp. Tranche B1 6.27%, 6/30/12           113         113,203
   Dunkin Brands, Inc. Tranche 7.32%, 2/27/13      $     112    $    112,280
                                                                ------------
                                                                     225,483
                                                                ------------

SPECIALTY CHEMICALS--0.2%
   Johnson Diversey, Inc. Tranche B 12%,
     12/16/11                                            100         101,500
                                                                ------------
TOTAL LOAN AGREEMENTS
   (Identified cost $4,027,594)                                    4,056,217
                                                                ------------
TOTAL LONG TERM INVESTMENTS--98.3%
   (Identified cost $45,617,245)                                  45,146,557
                                                                ------------

SHORT-TERM INVESTMENTS (m)--3.1%

COMMERCIAL PAPER--3.1%
   CAFCO LLC 4.83%, 4/3/06                             1,420       1,419,619
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,419,619)                                    1,419,619
                                                                ------------

TOTAL INVESTMENTS--101.4%
   (Identified cost $47,036,864)                                  46,566,176 (a)
   Other assets and liabilities, net--(1.4)%                        (621,328)
                                                                ------------
NET ASSETS--100.0%                                              $ 45,944,848
                                                                ============

               PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $373,301 and gross depreciation of $863,384 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $47,056,259.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $5,093,997 or 11.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bonds is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f)   All or a portion segregated as collateral for forward currency contracts.

(g)   Par value represents Australian Dollar.

(h)   Par value represents Brazilian Real.

(i)   Par value represents Canadian Dollar.

(j)   Par value represents Mexican Peso.

(k)   Par value represents South African Rand.

(l)   Par value represents Thailand Baht.

(m)   The rate shown is the discount rate.

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--99.5%

AIR FREIGHT & LOGISTICS--1.8%
   United Parcel Service, Inc. Class B                  3,200    $    254,016
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
   State Street Corp.                                   3,500         211,505
                                                                 ------------

COMPUTER HARDWARE--4.4%
   Diebold, Inc.                                        5,700         234,270
   International Business Machines Corp.                4,600         379,362
                                                                 ------------
                                                                      613,632
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--3.9%
   Automatic Data Processing, Inc.                      6,000         274,080
   Paychex, Inc.                                        6,400         266,624
                                                                 ------------
                                                                      540,704
                                                                 ------------

DIVERSIFIED BANKS--4.3%
   U.S. Bancorp                                         7,500         228,750
   Wells Fargo & Co.                                    5,750         367,253
                                                                 ------------
                                                                      596,003
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
   Cintas Corp.                                         6,500         277,030
                                                                 ------------

ELECTRIC UTILITIES--1.5%
   Southern Co. (The)                                   6,500         213,005
                                                                 ------------

FOOTWEAR--2.1%
   NIKE, Inc. Class B                                   3,500         297,850
                                                                 ------------

HEALTH CARE EQUIPMENT--3.7%
   Biomet, Inc.                                         6,300         223,776
   Medtronic, Inc.                                      5,760         292,320
                                                                 ------------
                                                                      516,096
                                                                 ------------

HOME IMPROVEMENT RETAIL--2.6%
   Home Depot, Inc. (The)                               8,700         368,010
                                                                 ------------

HOUSEHOLD PRODUCTS--3.2%
   Procter & Gamble Co. (The)                           7,830         451,165
                                                                 ------------

HYPERMARKETS & SUPER CENTERS--5.0%
   Costco Wholesale Corp.                               5,000         270,800
   Wal-Mart Stores, Inc.                                9,195         434,372
                                                                 ------------
                                                                      705,172
                                                                 ------------

INDUSTRIAL CONGLOMERATES--6.3%
   3M Co.                                               3,800         287,622

                                                     SHARES          VALUE
                                                  ------------   ------------

INDUSTRIAL CONGLOMERATES--(CONTINUED)
   General Electric Co.                                17,200    $    598,216
                                                                 ------------
                                                                      885,838
                                                                 ------------

INDUSTRIAL MACHINERY--1.5%
   Illinois Tool Works, Inc.                            2,185         210,437
                                                                 ------------

INTEGRATED OIL & GAS--8.7%
   Chevron Corp.                                        5,200         301,444
   ConocoPhillips                                       5,000         315,750
   Exxon Mobil Corp.                                    9,800         596,428
                                                                 ------------
                                                                    1,213,622
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.8%
   AT&T, Inc.                                          14,500         392,080
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.6%
   Morgan Stanley                                       5,900         370,638
                                                                 ------------

LIFE & HEALTH INSURANCE--3.2%
   AFLAC, Inc.                                          5,200         234,676
   MetLife, Inc.                                        4,300         207,991
                                                                 ------------
                                                                      442,667
                                                                 ------------

MULTI-LINE INSURANCE--3.0%
   American International Group, Inc.                   6,300         416,367
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
   Apache Corp.                                         2,100         137,571
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--5.1%
   Bank of America Corp.                                7,750         352,935
   Citigroup, Inc.                                      7,800         368,394
                                                                 ------------
                                                                      721,329
                                                                 ------------

PERSONAL PRODUCTS--1.6%
   Avon Products, Inc.                                  7,400         230,658
                                                                 ------------

PHARMACEUTICALS--8.0%
   Johnson & Johnson                                    9,600         568,512
   Pfizer, Inc.                                        22,295         555,591
                                                                 ------------
                                                                    1,124,103
                                                                 ------------

PUBLISHING & PRINTING--2.1%
   Gannett Co., Inc.                                    4,900         293,608
                                                                 ------------

REGIONAL BANKS--1.4%
   Synovus Financial Corp.                              7,500         203,175
                                                                 ------------

                      PHOENIX-KAYNE RISING DIVIDENDS SERIES

                                                     SHARES         VALUE
                                                  ------------   -----------

SEMICONDUCTORS--5.4%
   Intel Corp.                                         20,800    $   402,480
   Linear Technology Corp.                             10,151        356,097
                                                                 -----------
                                                                     758,577
                                                                 -----------

SOFT DRINKS--4.6%
   Coca-Cola Co. (The)                                  8,400        351,708
   PepsiCo, Inc.                                        5,000        288,950
                                                                 -----------
                                                                     640,658
                                                                 -----------

SPECIALTY CHEMICALS--2.5%
   Sigma-Aldrich Corp.                                  5,400        355,266
                                                                 -----------

SYSTEMS SOFTWARE--3.7%
   Microsoft Corp.                                     19,168        521,561
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $12,684,549)                                  13,962,343
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--99.5%
   (Identified cost $12,684,549)                                  13,962,343
                                                                 -----------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------   -----------

SHORT-TERM INVESTMENTS (b)--0.9%

COMMERCIAL PAPER--0.9%
   UBS Americas, Inc. 4.83%, 4/3/06                 $     117        116,969
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $116,969)                                        116,969
                                                                 -----------

TOTAL INVESTMENTS--100.4%
   (Identified cost $12,801,518)                                  14,079,312 (a)
   Other assets and liabilities, net--(0.4)%                         (49,644)
                                                                 -----------
NET ASSETS--100.0%                                               $14,029,668
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,628,526 and gross depreciation of $370,099 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $12,820,885.

(b)   The rate shown is the discount rate.

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------   -----------

DOMESTIC COMMON STOCKS--90.2%

APPAREL, ACCESSORIES & LUXURY GOODS--3.7%
   Cherokee, Inc.                                      15,450    $   622,172
                                                                 -----------

APPLICATION SOFTWARE--6.0%
   EPIQ Systems, Inc. (b)                              29,750        565,250
   Reynolds & Reynolds Co. (The) Class A               15,425        438,070
                                                                 -----------
                                                                   1,003,320
                                                                 -----------

ASSET MANAGEMENT & CUSTODY BANKS--8.2%
   American Capital Strategies Ltd.                    18,050        634,638
   MCG Capital Corp.                                   51,981        733,452
                                                                 -----------
                                                                   1,368,090
                                                                 -----------

COMMUNICATIONS EQUIPMENT--4.0%
   Inter-Tel, Inc.                                     31,540        676,218
                                                                 -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--3.1%
   Landauer, Inc.                                      10,470        525,803
                                                                 -----------

ENVIRONMENTAL & FACILITIES SERVICES--4.9%
   ABM Industries, Inc.                                43,285        829,773
                                                                 -----------

HEALTH CARE EQUIPMENT--6.2%
   Diagnostic Products Corp.                           15,495        738,027
   Young Innovations, Inc.                              8,120        296,542
                                                                 -----------
                                                                   1,034,569
                                                                 -----------

INDUSTRIAL MACHINERY--9.0%
   CLARCOR, Inc.                                       22,070        785,692
   Lincoln Electric Holdings, Inc.                     13,245        715,098
                                                                 -----------
                                                                   1,500,790
                                                                 -----------

INSURANCE BROKERS--4.5%
   National Financial Partners Corp.                   13,250        748,890
                                                                 -----------

INTERNET SOFTWARE & SERVICES--2.8%
   Computer Service, Inc.                              15,600        468,000
                                                                 -----------

OIL & GAS REFINING & MARKETING--4.8%
   World Fuel Services Corp.                           19,810        801,116
                                                                 -----------

OIL & GAS STORAGE & TRANSPORTATION--4.7%
   Crosstex Energy, Inc.                               10,200        789,990
                                                                 -----------

PAPER PACKAGING--3.0%
   Packaging Dynamics Corp.                            36,000        498,600
                                                                 -----------

REGIONAL BANKS--7.4%
   Cathay General Bancorp                              19,800        745,272

                                                     SHARES         VALUE
                                                  ------------   -----------

REGIONAL BANKS--(CONTINUED)
   Park National Corp.                                  4,645    $   494,693
                                                                 -----------
                                                                   1,239,965
                                                                 -----------

REITS--4.0%
   Entertainment Properties Trust                      15,800        663,284
                                                                 -----------

SPECIALIZED CONSUMER SERVICES--4.2%
   Matthews International Corp. Class A                18,320        700,923
                                                                 -----------

SPECIALTY CHEMICALS--4.0%
   Balchem Corp.                                       28,860        665,800
                                                                 -----------

THRIFTS & MORTGAGE FINANCE--2.2%
   Washington Federal, Inc.                            15,050        364,210
                                                                 -----------

TRUCKING--3.5%
   Landstar System, Inc.                               13,480        594,738
                                                                 -----------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $11,870,742)                                  15,096,251
                                                                 -----------

FOREIGN COMMON STOCKS (c)--3.4%

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
   Stewart (W.P.) & Co. Ltd. (United States)           26,630        561,360
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $564,333)                                        561,360
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--93.6%
   (Identified cost $12,435,075)                                  15,657,611
                                                                 -----------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------   -----------

SHORT-TERM INVESTMENTS (d)--6.2%

COMMERCIAL PAPER--6.2%
   Cargill, Inc. 4.81%, 4/3/06                      $     253        252,932
   UBS Americas, Inc. 4.83%, 4/3/06                       790        789,788
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $1,042,720)                                    1,042,720
                                                                 -----------

TOTAL INVESTMENTS--99.8%
   (Identified cost $13,477,795)                                  16,700,331 (a)
   Other assets and liabilities, net--0.2%                            25,901
                                                                 -----------
NET ASSETS--100.0%                                               $16,726,232
                                                                 ===========

                  PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,358,367 and gross depreciation of $141,349 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $13,483,313.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

FOREIGN COMMON STOCKS(b)--96.8%

DENMARK--1.0%
   Danske Bank A/S ADR (Diversified Banks)            77,400    $   1,434,021
                                                                -------------

FINLAND--4.3%
   Nokia Oyj Sponsored ADR (Communications
     Equipment)                                      292,600        6,062,672
                                                                -------------

FRANCE--11.1%
   AXA Sponsored ADR (Multi-line Insurance)           91,300        3,191,848
   Sanofi-aventis ADR (Pharmaceuticals)               60,096        2,851,555
   Societe Generale SA Sponsored ADR
     (Diversified Banks)                              94,300        2,832,404
   Total SA Sponsored ADR (Integrated Oil
     & Gas)                                           33,100        4,360,263
   Vivendi Universal SA Sponsored ADR
     (Movies & Entertainment)                         73,600        2,517,120
                                                                -------------
                                                                   15,753,190
                                                                -------------

GERMANY--5.6%
   Schering AG ADR (Pharmaceuticals)                  34,300        3,564,113
   Siemens AG ADR (Industrial Conglomerates)          46,500        4,332,405
                                                                -------------
                                                                    7,896,518
                                                                -------------

IRELAND--2.0%
   Allied Irish Banks plc Sponsored ADR
     (Diversified Banks) (d)                          60,200        2,858,296
                                                                -------------

ITALY--4.9%
   ENI S.p.A. Sponsored ADR (Integrated Oil &
     Gas)                                             74,600        4,250,708
   Sanpaolo IMI S.p.A. Sponsored ADR
     (Diversified Banks)                              77,900        2,782,588
                                                                -------------
                                                                    7,033,296
                                                                -------------

JAPAN--18.2%
   CANON, Inc. Sponsored ADR (Office
     Electronics)                                     69,000        4,557,450
   Hoya Corp. Sponsored ADR (Electronic
     Equipment Manufacturers)                         42,300        1,702,896
   Kao Corp. Sponsored ADR (Personal
     Products)                                        10,700        2,811,255
   Mitsubishi UFJ Financial Group, Inc. ADR
     (Diversified Banks) (d)                         304,900        4,637,529
   Mitsui Sumitomo Insurance Co. Ltd. ADR
     (Property & Casualty Insurance)                  10,600        1,438,309

                                                    SHARES          VALUE
                                                 ------------   -------------

JAPAN--(CONTINUED)
   Nissan Motor Co. Ltd ADR (Automobile
     Manufacturers) (d)                              120,800    $   2,872,624
   Nomura Holdings, Inc. ADR (Investment
     Banking & Brokerage) (d)                        225,900        5,008,203
   Sumitomo Mitsui Financial Group, Inc. ADR
     (Diversified Banks)                             254,000        2,798,547
                                                                -------------
                                                                   25,826,813
                                                                -------------

NETHERLANDS--3.8%
   Heinekin NV ADR (Brewers)                         203,600        3,858,423
   TNT NV ADR (Air Freight & Logistics) (d)           45,500        1,571,115
                                                                -------------
                                                                    5,429,538
                                                                -------------

SWEDEN--2.0%
   Telefonaktiebolaget LM Ericsson Sponsored ADR
     (Communications Equipment)                       75,000        2,829,000
                                                                -------------

SWITZERLAND--13.3%
   Credit Suisse Group Sponsored ADR
     (Diversified Capital Markets) (d)                51,400        2,871,204
   Nestle S.A. Sponsored ADR (Packaged
     Foods & Meats)                                   59,900        4,434,577
   Novartis AG ADR (Pharmaceuticals)                  74,800        4,146,912
   Swiss Re Sponsored ADR (Reinsurance)               45,400        3,164,816
   UBS AG Registered Shares (Diversified
     Capital Markets)                                 25,400        2,793,238
   Zurich Financial Services AG ADR
     (Multi-line Insurance)                           61,000        1,429,486
                                                                -------------
                                                                   18,840,233
                                                                -------------

UNITED KINGDOM--27.6%
   Barclays plc Sponsored ADR (Diversified
     Banks) (d)                                      105,200        4,923,360
   BP plc Sponsored ADR (Integrated Oil
     & Gas) (d)                                       60,500        4,170,870
   Cadbury Schweppes plc Sponsored ADR
     (Packaged Foods & Meats) (d)                     92,900        3,716,000
   Diageo plc Sponsored ADR (Distillers &
     Vintners)                                        61,700        3,913,631
   GlaxoSmithKline plc ADR (Pharmaceuticals)          81,600        4,268,496
   HSBC Holdings plc Sponsored ADR
     (Diversified Banks) (d)                          63,000        5,278,140
   Imperial Tobacco Group plc ADR
     (Tobacco) (d)                                    56,800        3,401,184
   Tesco plc Sponsored ADR (Food Retail) (d)         134,400        2,307,917

                PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

UNITED KINGDOM--(CONTINUED)
   Unilever plc Sponsored ADR (Packaged
     Foods & Meats)                                   69,700    $  2,862,579
   Vodafone Group plc Sponsored ADR
     (Wireless Telecommunication Services) (d)       211,000       4,409,900
                                                                ------------
                                                                  39,252,077
                                                                ------------

UNITED STATES--3.0%
   Royal Dutch Shell plc ADR Class A
     (Integrated Oil & Gas)                           68,100       4,239,906
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $111,014,176)                                137,455,560
                                                                ------------
TOTAL LONG TERM INVESTMENTS--96.8%
   (Identified cost $111,014,176)                                137,455,560
                                                                ------------


SHORT-TERM INVESTMENTS--18.7%

                                                    SHARES         VALUE
                                                 ------------   ------------

MONEY MARKET MUTUAL FUNDS--15.2%
   State Street Navigator Prime Portfolio
     (4.814% seven day effective yield) (c)       21,575,956      21,575,956
                                                                ------------

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

U.S. TREASURY BILLS (e)--3.5%
   U.S. Treasury Bill 4.315%, 4/6/06             $       644         643,614
   U.S. Treasury Bill 4.317%, 4/6/06                     288         287,827
   U.S. Treasury Bill 4.33%, 4/6/06                      123         122,926
   U.S. Treasury Bill 4.342%, 4/6/06                      70          69,958
   U.S. Treasury Bill 4.345%, 4/6/06                     251         250,848
   U.S. Treasury Bill 4.439%, 5/4/06                     183         182,255
   U.S. Treasury Bill 4.444%, 5/4/06                       6           5,976
   U.S. Treasury Bill 4.48%, 5/4/06                       98          97,598
   U.S. Treasury Bill 4.521%, 5/4/06                     970         965,980
   U.S. Treasury Bill 4.525%, 5/4/06                     267         265,892
   U.S. Treasury Bill 4.53%, 5/4/06                    1,386       1,380,245
   U.S. Treasury Bill 4.545%, 5/4/06                     562         559,659

                                                     PAR
                                                    VALUE
                                                    (000)          VALUE
                                                 ------------   ------------

U.S. TREASURY BILLS--(CONTINUED)
   U.S. Treasury Bill 4.554%, 5/4/06             $       201    $    200,161
                                                                ------------
                                                                   5,032,939
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $26,608,895)                                  26,608,895
                                                                ------------

TOTAL INVESTMENTS--115.5%
   (Identified cost $137,623,071)                                164,064,455 (a)
   Other assets and liabilities, net--(15.5)%                    (21,966,416)
                                                                ------------
NET ASSETS--100.0%                                              $142,098,039
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,935,461 and gross depreciation of $602,201 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $137,731,195.

(b) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(c) Represents security purchased with cash collateral received for securities on loan.

(d)   All or a portion of security is on loan.

(e)   The rate shown is the discount rate.

Phoenix-Lazard International Equity Select Series

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Air Freight & Logistics                               1.1%
Automobile Manufacturers                              2.1
Brewers                                               2.8
Communications Equipment                              6.5
Distillers & Vintners                                 2.9
Diversified Banks                                    20.0
Diversified Capital Markets                           4.1
Electronic Equipment Manufacturers                    1.2
Food Retail                                           1.7
Industrial Conglomerates                              3.2
Integrated Oil & Gas                                 12.4
Investment Banking & Brokerage                        3.6
Movies & Entertainment                                1.8
Multi-line Insurance                                  3.4
Office Electronics                                    3.3
Packaged Foods & Meats                                8.0
Personal Products                                     2.0
Pharmaceuticals                                      10.8
Property & Casualty Insurance                         1.1
Reinsurance                                           2.3
Tobacco                                               2.5
Wireless Telecommunication Services                   3.2
                                                    -----
                                                    100.0%
                                                    =====

                         PHOENIX-NORTHERN DOW 30 SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  ------------

DOMESTIC COMMON STOCKS--99.0%

AEROSPACE & DEFENSE--12.8%
   Boeing Co. (The)                                    16,084   $  1,253,426
   Honeywell International, Inc.                       16,084        687,913
   United Technologies Corp.                           16,084        932,389
                                                                ------------
                                                                   2,873,728
                                                                ------------

ALUMINUM--2.2%
   Alcoa, Inc.                                         16,084        491,527
                                                                ------------

AUTOMOBILE MANUFACTURERS--1.5%
   General Motors Corp.                                16,084        342,107
                                                                ------------

COMPUTER HARDWARE--8.2%
   Hewlett-Packard Co.                                 16,084        529,164
   International Business Machines Corp. (b)           16,084      1,326,447
                                                                ------------
                                                                   1,855,611
                                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--5.1%
   Caterpillar, Inc.                                   16,084      1,154,992
                                                                ------------

CONSUMER FINANCE--3.7%
   American Express Co.                                16,084        845,214
                                                                ------------

DIVERSIFIED CHEMICALS--3.0%
   Du Pont (E.I.) de Nemours & Co.                     16,084        678,906
                                                                ------------

HOME IMPROVEMENT RETAIL--3.0%
   Home Depot, Inc. (The)                              16,084        680,353
                                                                ------------

HOUSEHOLD PRODUCTS--4.1%
   Procter & Gamble Co. (The)                          16,084        926,760
                                                                ------------

HYPERMARKETS & SUPER CENTERS--3.4%
   Wal-Mart Stores, Inc.                               16,084        759,808
                                                                ------------

INDUSTRIAL CONGLOMERATES--7.9%
   3M Co.                                              16,084      1,217,398
   General Electric Co.                                16,084        559,402
                                                                ------------
                                                                   1,776,800
                                                                ------------

INTEGRATED OIL & GAS--4.3%
   Exxon Mobil Corp.                                   16,084        978,872
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
   AT&T, Inc.                                          16,084        434,912
   Verizon Communications, Inc.                        16,084        547,821
                                                                ------------
                                                                     982,733
                                                                ------------

                                                     SHARES         VALUE
                                                  ------------  ------------

MOVIES & ENTERTAINMENT--2.0%
   Walt Disney Co. (The)                               16,084   $    448,583
                                                                ------------

MULTI-LINE INSURANCE--4.7%
   American International Group, Inc.                  16,084      1,062,992
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--6.3%
   Citigroup, Inc.                                     16,084        759,647
   JPMorgan Chase & Co.                                16,084        669,738
                                                                ------------
                                                                   1,429,385
                                                                ------------

PHARMACEUTICALS--8.5%
   Johnson & Johnson                                   16,084        952,495
   Merck & Co., Inc.                                   16,084        566,639
   Pfizer, Inc.                                        16,084        400,813
                                                                ------------
                                                                   1,919,947
                                                                ------------

RESTAURANTS--2.5%
   McDonald's Corp.                                    16,084        552,646
                                                                ------------

SEMICONDUCTORS--1.4%
   Intel Corp.                                         16,084        311,225
                                                                ------------

SOFT DRINKS--3.0%
   Coca-Cola Co. (The)                                 16,084        673,437
                                                                ------------

SYSTEMS SOFTWARE--1.9%
   Microsoft Corp.                                     16,084        437,646
                                                                ------------

TOBACCO--5.1%
   Altria Group, Inc.                                  16,084      1,139,712
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $19,182,639)                                  22,322,984
                                                                ------------

EXCHANGE TRADED FUNDS--0.1%
   DIAMONDS Trust, Series I                               218         24,266
                                                                ------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $23,967)                                          24,266
                                                                ------------
TOTAL LONG TERM INVESTMENTS--99.1%
   (Identified cost $19,206,606)                                  22,347,250
                                                                ------------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------  ------------

SHORT-TERM INVESTMENTS (c)--0.2%

U.S. TREASURY BILLS--0.2%
   U.S. Treasury Bill 4.024%, 4/6/06 (b)            $      35         34,987
                                                                ------------

                         PHOENIX-NORTHERN DOW 30 SERIES

TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $34,981)                                          34,987
                                                                ------------

TOTAL INVESTMENTS--99.3%
   (Identified cost $19,241,587)                                  22,382,237 (a)
   Other assets and liabilities, net--0.7%                           155,503
                                                                ------------
NET ASSETS--100.0%                                              $ 22,537,740
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,439,164 and gross depreciation of $1,329,296 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $20,272,369.

(b)   All or a portion segregated as collateral for futures contracts.

(c)   The rate shown is the discount rate.

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                  ------------   ------------

DOMESTIC COMMON STOCKS--93.5%

ADVERTISING--0.3%
   Lamar Advertising Co. Class A (b)                    1,383    $     72,773
                                                                 ------------

AIR FREIGHT & LOGISTICS--1.2%
   Expeditors International of Washington, Inc.         1,652         142,716
   Robinson (C.H.) Worldwide, Inc.                      2,643         129,745
                                                                 ------------
                                                                      272,461
                                                                 ------------

APPAREL RETAIL--0.6%
   Ross Stores, Inc.                                    2,277          66,466
   Urban Outfitters, Inc. (b)                           2,721          66,773
                                                                 ------------
                                                                      133,239
                                                                 ------------

APPLICATION SOFTWARE--4.1%
   Adobe Systems, Inc. (b)                              9,301         324,791
   Autodesk, Inc. (b)                                   3,795         146,183
   BEA Systems, Inc. (b)                                6,540          85,870
   Cadence Design Systems, Inc. (b)                     4,692          86,755
   Citrix Systems, Inc. (b)                             3,307         125,335
   Intuit, Inc. (b)                                     3,518         187,123
                                                                 ------------
                                                                      956,057
                                                                 ------------

BIOTECHNOLOGY--10.3%
   Amgen, Inc. (b)                                      9,003         654,968
   Amylin Pharmaceuticals, Inc. (b)                     1,696          83,019
   Biogen Idec, Inc. (b)                                5,896         277,702
   Celgene Corp. (b)                                    5,374         237,638
   Chiron Corp. (b)                                     4,326         198,174
   Genzyme Corp. (b)                                    5,109         343,427
   Gilead Sciences, Inc. (b)                            7,185         447,051
   MedImmune, Inc. (b)                                  4,156         152,027
                                                                 ------------
                                                                    2,394,006
                                                                 ------------

BROADCASTING & CABLE TV--4.3%
   Comcast Corp. Class A (b)                           15,067         394,153
   Discovery Holdings Co. Class A (b)                   3,803          57,045
   EchoStar Communications Corp. Class A (b)            3,447         102,962
   Liberty Global, Inc. Class A (b)                     4,157          85,094
   NTL, Inc. (b)                                        4,897         142,552
   Sirius Satellite Radio, Inc. (b)                    22,753         115,585
   XM Satellite Radio Holdings, Inc. Class A (b)        4,158          92,598
                                                                 ------------
                                                                      989,989
                                                                 ------------

                                                     SHARES          VALUE
                                                  ------------   ------------

CASINOS & GAMING--0.6%
   Wynn Resorts Ltd. (b)                                1,713    $    131,644
                                                                 ------------

COMMUNICATIONS EQUIPMENT--11.7%
   Cisco Systems, Inc. (b)                             34,678         751,472
   Comverse Technology, Inc. (b)                        3,310          77,884
   JDS Uniphase Corp. (b)                              30,514         127,243
   Juniper Networks, Inc. (b)                           5,838         111,623
   QUALCOMM, Inc.                                      31,525       1,595,480
   Tellabs, Inc. (b)                                    4,084          64,936
                                                                 ------------
                                                                    2,728,638
                                                                 ------------

COMPUTER HARDWARE--7.3%
   Apple Computer, Inc. (b)                            18,679       1,171,547
   Dell, Inc. (b)                                      13,664         406,641
   Sun Microsystems, Inc. (b)                          23,955         122,889
                                                                 ------------
                                                                    1,701,077
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--1.7%
   Network Appliance, Inc. (b)                          6,175         222,485
   SanDisk Corp. (b)                                    2,810         161,631
                                                                 ------------
                                                                      384,116
                                                                 ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1 4%
   Joy Global, Inc.                                     1,907         113,981
   PACCAR, Inc.                                         2,987         210,524
                                                                 ------------
                                                                      324,505
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
   CheckFree Corp. (b)                                  1,386          69,993
   Fiserv, Inc. (b)                                     3,642         154,967
   Paychex, Inc.                                        5,683         236,754
                                                                 ------------
                                                                      461,714
                                                                 ------------

DEPARTMENT STORES--1.5%
   Sears Holdings Corp. (b)                             2,657         351,362
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
   Cintas Corp.                                         3,181         135,574
                                                                 ------------

EDUCATION SERVICES--0.6%
   Apollo Group, Inc. Class A (b)                       2,770         145,453
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
   American Power Conversion Corp.                      3,137          72,496
                                                                 ------------

FOOD RETAIL--0.6%
   Whole Foods Market, Inc.                             2,130         141,517
                                                                 ------------

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                     SHARES          VALUE
                                                  ------------   ------------

HEALTH CARE DISTRIBUTORS--0.3%
   Patterson Cos., Inc. (b)                             2,093    $     73,674
                                                                 ------------

HEALTH CARE EQUIPMENT--1.1%
   Biomet, Inc.                                         5,261         186,871
   Intuitive Surgical, Inc. (b)                           560          66,080
                                                                 ------------
                                                                      252,951
                                                                 ------------

HEALTH CARE SERVICES--1.0%
   Express Scripts, Inc. (b)                            2,061         181,162
   Lincare Holdings, Inc. (b)                           1,498          58,362
                                                                 ------------
                                                                      239,524
                                                                 ------------

HEALTH CARE SUPPLIES--0.3%
   DENTSPLY International, Inc.                         1,207          70,187
                                                                 ------------

HOME ENTERTAINMENT SOFTWARE--1.4%
   Activision, Inc. (b)                                 3,932          54,223
   Electronic Arts, Inc. (b)                            4,842         264,954
                                                                 ------------
                                                                      319,177
                                                                 ------------

HOMEFURNISHING RETAIL--1.0%
   Bed Bath & Beyond, Inc. (b)                          6,309         242,266
                                                                 ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
   Monster Worldwide, Inc. (b)                          2,097         104,556
                                                                 ------------

HYPERMARKETS & SUPER CENTERS--0.9%
   Costco Wholesale Corp.                               3,933         213,011
                                                                 ------------

INTERNET RETAIL--1.8%
   Amazon.com, Inc. (b)                                 4,397         160,535
   Expedia, Inc. (b)                                    5,409         109,640
   IAC/InterActiveCorp. (b)                             5,269         155,277
                                                                 ------------
                                                                      425,452
                                                                 ------------

INTERNET SOFTWARE & SERVICES--7.9%
   eBay, Inc. (b)                                      16,557         646,717
   Google, Inc. Class A (b)                             1,916         747,240
   VeriSign, Inc. (b)                                   3,667          87,971
   Yahoo!, Inc. (b)                                    10,757         347,021
                                                                 ------------
                                                                    1,828,949
                                                                 ------------

IT CONSULTING & OTHER SERVICES--0.5%
   Cognizant Technology Solutions Corp.
     Class A (b)                                        2,126         126,476
                                                                 ------------

MOVIES & ENTERTAINMENT--0.5%
   Pixar, Inc. (b)                                      1,912         122,636
                                                                 ------------

OIL & GAS DRILLING--0.4%
   Patterson-UTI Energy, Inc.                           2,754          88,018
                                                                 ------------

                                                     SHARES          VALUE
                                                  ------------   ------------

PHARMACEUTICALS--0.3%
   Sepracor, Inc. (b)                                   1,626    $     79,365
                                                                 ------------

RESTAURANTS--2.7%
   Starbucks Corp. (b)                                 16,750         630,470
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--2.2%
   Applied Materials, Inc.                             12,949         226,737
   KLA-Tencor Corp.                                     3,823         184,880
   Lam Research Corp. (b)                               2,266          97,438
                                                                 ------------
                                                                      509,055
                                                                 ------------

SEMICONDUCTORS--8.6%
   Altera Corp. (b)                                     8,046         166,069
   Broadcom Corp. Class A (b)                           6,662         287,532
   Intel Corp.                                         32,510         629,068
   Linear Technology Corp.                              6,449         226,231
   Maxim Integrated Products, Inc.                      7,090         263,394
   Microchip Technology, Inc.                           2,819         102,330
   NVIDIA Corp. (b)                                     2,653         151,911
   Xilinx, Inc.                                         7,218         183,770
                                                                 ------------
                                                                    2,010,305
                                                                 ------------

SPECIALTY CHEMICALS--0.3%
   Sigma-Aldrich Corp.                                  1,032          67,895
                                                                 ------------

SPECIALTY STORES--1.1%
   PETsMART, Inc.                                       2,195          61,767
   Staples, Inc.                                        7,725         197,142
                                                                 ------------
                                                                      258,909
                                                                 ------------

SYSTEMS SOFTWARE--10.2%
   Microsoft Corp. (c)                                 56,124       1,527,134
   Oracle Corp. (b)                                    33,967         465,008
   Red Hat, Inc. (b)                                    2,774          77,617
   Symantec Corp. (b)                                  17,216         289,745
                                                                 ------------
                                                                    2,359,504
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.3%
   CDW Corp.                                            1,327          78,094
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
   Fastenal Co.                                         2,280         107,935
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
   NII Holdings, Inc. (b)                               2,349         138,521
                                                                 ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $16,366,537)                                   21,743,551
                                                                 ------------

FOREIGN COMMON STOCKS (d)--5.4%

COMMUNICATIONS EQUIPMENT--1.4%
   Research In Motion Ltd. (United
     States) (b)                                        2,925         248,274

                   PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES

                                                     SHARES         VALUE
                                                  ------------   -----------

COMMUNICATIONS EQUIPMENT--(CONTINUED)
   Telefonaktiebolaget LM Ericsson Sponsored
     ADR (Sweden)                                       1,915    $    72,234
                                                                 -----------
                                                                     320,508
                                                                 -----------

CONSUMER ELECTRONICS--0.6%
   Garmin Ltd. (United States)                          1,584        125,817
                                                                 -----------

ELECTRONIC MANUFACTURING SERVICES--0.4%
   Flextronics International Ltd.
     (Singapore) (b)                                    9,888        102,341
                                                                 -----------

PHARMACEUTICALS--1.4%
   Teva Pharmaceutical Industries Ltd. ADR
     (United States)                                    7,780        320,380
                                                                 -----------

SEMICONDUCTORS--1.3%
   ATI Technologies, Inc. (Canada) (b)                  3,950         67,861
   Marvell Technology Group Ltd. (Japan) (b)            4,335        234,524
                                                                 -----------
                                                                     302,385
                                                                 -----------

SYSTEMS SOFTWARE--0.3%
   Check Point Software Technologies Ltd.
     (United States) (b)                                3,852         77,117
                                                                 -----------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $765,791)                                      1,248,548
                                                                 -----------

EXCHANGE TRADED FUNDS--0.4%
   Nasdaq-100 Shares Index Tracking Stock               2,428        101,830
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $92,867)                                         101,830
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--99.3%
   (Identified cost $17,225,195)                                  23,093,929
                                                                 -----------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------   -----------

SHORT-TERM INVESTMENTS--1.0%

U.S. TREASURY BILLS (e)--0.3%
   U.S. Treasury Bill 4.024%, 4/6/06 (c)            $      60         59,978
                                                                 -----------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------   -----------

REPURCHASE AGREEMENTS--0.7%
   State Bank and Trust Co. repurchase agreement
     2.75% dated 3/31/06, due 4/3/06 repurchase
     price $171,039, collateralized by U.S.
     Treasury Bond 8.125%, 5/15/21 market value
     $175,243                                       $     171    $   171,000
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $230,967)                                        230,978
                                                                 -----------

TOTAL INVESTMENTS--100.3%
   (Identified cost $17,456,162)                                  23,324,907 (a)
   Other assets and liabilities, net--(0.3)%                         (80,753)
                                                                 -----------
NET ASSETS--100.0%                                               $23,244,154
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,615,330 and gross depreciation of $612,567 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $20,322,144.

(b)   Non-income producing.

(c)   All or a portion segregated as collateral for futures contracts.

(d) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parethetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   The rate shown is the discount rate.

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------   -----------

EXCHANGE TRADED FUNDS--100.6%
   Consumer Discretionary Select Sector SPDR
     Fund                                                 182    $     6,115
   Consumer Staples Select Sector SPDR Fund               526         12,393
   Energy Select Sector SPDR Fund                         569         30,885
   Financial Select Sector SPDR Fund                    1,546         50,245
   Health Care Select Sector SPDR Fund                    784         25,049
   Industrial Select Sector SPDR Fund                     375         12,675
   iShares GS $ InvesTop Corporate Bond Fund              418         44,015
   iShares Lehman 1-3 Year Treasury Bond Fund           1,965        157,180
   iShares Lehman 20+ Year Treasury Bond Fund             794         68,975
   iShares Lehman 7-10 Year Treasury Bond Fund          1,620        132,160
   iShares MSCI EAFE Index Fund                           774         50,248
   iShares Nasdaq Biotechnology Index Fund (b)             75          6,156
   Materials Select Sector SPDR Fund                      387         12,520
   Technology Select Sector SPDR Fund                     279          6,174
   Utilities Select Sector SPDR Fund                      407         12,564
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $629,731)                                        627,354
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--100.6%
   (Identified cost $629,731)                                        627,354
                                                                 -----------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------   -----------

SHORT-TERM INVESTMENTS (c)--22.4%

FEDERAL AGENCY SECURITIES--22.4%
   FHLB 4.55%, 4/3/06                               $     140        139,965
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $139,964)                                        139,965
                                                                 -----------

TOTAL INVESTMENTS--123.0%
   (Identified cost $769,695)                                        767,319 (a)
   Other assets and liabilities, net--(23.0)%                       (143,272)
                                                                 -----------
NET ASSETS--100.0%                                               $   624,047
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,204 and gross depreciation of $3,931 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $770,046.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                  ------------   ------------

EXCHANGE TRADED FUNDS--99.0%
   Consumer Discretionary Select Sector SPDR
     Fund                                                 762    $     25,603
   Consumer Staples Select Sector SPDR Fund             1,426          33,597
   Energy Select Sector SPDR Fund                       1,103          59,871
   Financial Select Sector SPDR Fund                    3,110         101,075
   Health Care Select Sector SPDR Fund                  1,579          50,449
   Industrial Select Sector SPDR Fund                   1,017          34,375
   iShares GS $ InvesTop Corporate Bond Fund              405          42,646
   iShares Lehman 1-3 Year Treasury Bond Fund           1,817         145,342
   iShares Lehman 20+ Year Treasury Bond Fund             573          49,776
   iShares Lehman 7-10 Year Treasury Bond Fund          1,144          93,327
   iShares MSCI EAFE Index Fund                         1,997         129,645
   iShares Nasdaq Biotechnology Index Fund (b)            102           8,372
   Materials Select Sector SPDR Fund                      533          17,243
   Technology Select Sector SPDR Fund                   1,945          43,043
   Utilities Select Sector SPDR Fund                      533          16,454
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $849,750)                                         850,818
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.0%
   (Identified cost $849,750)                                         850,818
                                                                 ------------

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

SHORT-TERM INVESTMENTS(c)--18.0%

FEDERAL AGENCY SECURITIES--18.0%
   FHLB 4.55%, 4/3/06                               $     155         154,961
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $154,961)                                         154,961
                                                                 ------------

TOTAL INVESTMENTS--117.0%
   (Identified cost $1,004,711)                                     1,005,779(a)
   Other assets and liabilities, net--(17.0)%                        (146,133)
                                                                 ------------
NET ASSETS--100.0%                                               $    859,646
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,798 and gross depreciation of $4,730 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,004,711.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                  ------------   ------------

EXCHANGE TRADED FUNDS--99.2%
   Consumer Discretionary Select Sector SPDR
     Fund                                               1,908    $     64,109
   Consumer Staples Select Sector SPDR Fund             3,396          80,010
   Energy Select Sector SPDR Fund                       2,359         128,046
   Financial Select Sector SPDR Fund                    6,936         225,420
   Health Care Select Sector SPDR Fund                  3,504         111,953
   Industrial Select Sector SPDR Fund                   2,380          80,444
   iShares GS $ InvesTop Corporate Bond Fund              453          47,701
   iShares Lehman 1-3 Year Treasury Bond Fund           2,011         160,860
   iShares Lehman 20+ Year Treasury Bond Fund             556          48,300
   iShares Lehman 7-10 Year Treasury Bond Fund          1,770         144,396
   iShares MSCI EAFE Index Fund                         4,210         273,313
   iShares Nasdaq Biotechnology Index Fund (b)            388          31,847
   Materials Select Sector SPDR Fund                    1,486          48,072
   Technology Select Sector SPDR Fund                   5,074         112,288
   Utilities Select Sector SPDR Fund                    1,556          48,034
                                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $1,604,624)                                     1,604,793
                                                                 ------------
TOTAL LONG TERM INVESTMENTS--99.2%
   (Identified cost $1,604,624)                                     1,604,793
                                                                 ------------

                                                      PAR
                                                     VALUE
                                                     (000)           VALUE
                                                  ------------   ------------

SHORT-TERM INVESTMENTS(c)--26.9%

FEDERAL AGENCY SECURITIES--26.9%
   FHLB 4.55%, 4/3/06                               $     435         434,890
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $434,890)                                         434,890
                                                                 ------------

TOTAL INVESTMENTS--126.1%
   (Identified cost $2,039,514)                                     2,039,683(a)
   Other assets and liabilities, net--(26.1)%                        (422,275)
                                                                 ------------
NET ASSETS--100.0%                                               $  1,617,408
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,669 and gross depreciation of $7,500 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $2,039,514.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------   -----------

EXCHANGE TRADED FUNDS--99.4%
   Consumer Discretionary Select Sector SPDR
     Fund                                               1,640    $    55,104
   Consumer Staples Select Sector SPDR Fund             2,280         53,717
   Energy Select Sector SPDR Fund                       1,724         93,579
   Financial Select Sector SPDR Fund                    4,769        154,992
   Health Care Select Sector SPDR Fund                  2,260         72,207
   Industrial Select Sector SPDR Fund                   1,930         65,234
   iShares Lehman 1-3 Year Treasury Bond Fund             458         36,635
   iShares Lehman 7-10 Year Treasury Bond Fund            338         27,574
   iShares MSCI EAFE Index Fund                         2,880        186,970
   iShares Nasdaq Biotechnology Index Fund (b)            223         18,371
   Materials Select Sector SPDR Fund                    1,150         37,202
   Technology Select Sector SPDR Fund                   4,185         92,740
   Utilities Select Sector SPDR Fund                      865         26,702
                                                                 -----------
TOTAL EXCHANGE TRADED FUNDS
   (Identified cost $912,989)                                        921,027
                                                                 -----------
TOTAL LONG TERM INVESTMENTS--99.4%
   (Identified cost $912,989)                                        921,027
                                                                 -----------

                                                      PAR
                                                     VALUE
                                                     (000)          VALUE
                                                  ------------   -----------

SHORT-TERM INVESTMENTS (c)--33.5%

FEDERAL AGENCY SECURITIES--33.5%
   FHLB 4.55%, 4/3/06                               $     310        309,922
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $309,922)                                        309,922
                                                                 -----------

TOTAL INVESTMENTS--132.9%
   (Identified cost $1,222,911)                                    1,230,949 (a)
   Other assets and liabilities, net--(32.9)%                       (304,813)
                                                                 -----------
NET ASSETS--100.0%                                               $   926,136
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,159 and gross depreciation of $2,121 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,222,911.

(b)   Non-income producing.

(c)   The rate shown is the discount rate.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                     SHARES         VALUE
                                                  ------------  -------------

DOMESTIC COMMON STOCKS--93.7%

ADVERTISING--1.1%
   Interpublic Group of Cos., Inc. (The) (b)         147,300    $   1,408,188
                                                                -------------

AEROSPACE & DEFENSE--2.9%
   Goodrich Corp.                                     43,300        1,888,313
   Moog, Inc. Class A (b)                             51,900        1,841,931
                                                                -------------
                                                                    3,730,244
                                                                -------------

AGRICULTURAL PRODUCTS--0.9%
   Corn Products International, Inc.                  40,000        1,182,800
                                                                -------------

AIRLINES--0.7%
   Alaska Air Group, Inc. (b)                         26,000          921,700
                                                                -------------

APPAREL RETAIL--1.1%
   Payless ShoeSource, Inc. (b)                       63,700        1,458,093
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.4%
   Jones Apparel Group, Inc.                           4,600          162,702
   Liz Claiborne, Inc.                                17,800          729,444
   VF Corp.                                           14,900          847,810
                                                                -------------
                                                                    1,739,956
                                                                -------------

AUTO PARTS & EQUIPMENT--3.0%
   ArvinMeritor, Inc.                                 40,600          605,346
   BorgWarner, Inc.                                   26,800        1,609,072
   TRW Automotive Holdings Corp. (b)                  70,800        1,649,640
                                                                -------------
                                                                    3,864,058
                                                                -------------

AUTOMOTIVE RETAIL--1.3%
   AutoNation, Inc. (b)                               78,900        1,700,295
                                                                -------------

CATALOG RETAIL--1.1%
   Insight Enterprises, Inc. (b)                      62,300        1,371,223
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.8%
   Andrew Corp. (b)                                  131,600        1,616,048
   CommScope, Inc. (b)                                24,300          693,765
                                                                -------------
                                                                    2,309,813
                                                                -------------

COMPUTER HARDWARE--0.5%
   Intergraph Corp. (b)                               15,700          654,062
                                                                -------------

CONSTRUCTION & ENGINEERING--2.8%
   Quanta Services, Inc. (b)                         139,800        2,239,596
   URS Corp. (b)                                      31,700        1,275,925
                                                                -------------
                                                                    3,515,521
                                                                -------------

                                                     SHARES         VALUE
                                                  ------------  -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.0%
   PACCAR, Inc.                                       23,100    $   1,628,088
   Terex Corp. (b)                                    27,500        2,179,100
                                                                -------------
                                                                    3,807,188
                                                                -------------

CONSTRUCTION MATERIALS--0.7%
   Texas Industries, Inc.                             14,100          852,909
                                                                -------------

DRUG RETAIL--0.5%
   Longs Drug Stores Corp.                            14,000          647,920
                                                                -------------

ELECTRIC UTILITIES--2.7%
   Allegheny Energy, Inc. (b)                         62,000        2,098,700
   Northeast Utilities                                66,700        1,302,651
                                                                -------------
                                                                    3,401,351
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--3.6%
   Acuity Brands, Inc.                                31,700        1,268,000
   Cooper Industries Ltd. Class A                     30,000        2,607,000
   Genlyte Group, Inc. (The) (b)                      11,600          790,424
                                                                -------------
                                                                    4,665,424
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.3%
   AVX Corp.                                          28,200          499,140
   Checkpoint Systems, Inc. (b)                       43,800        1,177,344
   Vishay Intertechnology, Inc. (b)                   89,500        1,274,480
                                                                -------------
                                                                    2,950,964
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--1.0%
   Sanmina-SCI Corp. (b)                             167,000          684,700
   Solectron Corp. (b)                               154,400          617,600
                                                                -------------
                                                                    1,302,300
                                                                -------------

FOOD DISTRIBUTORS--1.7%
   Performance Food Group Co. (b)                     70,200        2,189,538
                                                                -------------

FOOD RETAIL--0.1%
   SUPERVALU, Inc.                                     4,000          123,280
                                                                -------------

HEALTH CARE DISTRIBUTORS--1.3%
   Owens & Minor, Inc.                                51,400        1,684,378
                                                                -------------

HEALTH CARE EQUIPMENT--1.6%
   PerkinElmer, Inc.                                  88,700        2,081,789
                                                                -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.3%
   Constellation Energy Group, Inc.                   30,000        1,641,300
                                                                -------------

INDUSTRIAL MACHINERY--3.0%
   Harsco Corp.                                       15,300        1,264,086

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                     SHARES         VALUE
                                                  ------------  -------------
INDUSTRIAL MACHINERY--(CONTINUED)
   Mueller Industries, Inc.                           12,500    $     446,125
   SPX Corp.                                          38,800        2,072,696
                                                                -------------
                                                                    3,782,907
                                                                -------------

INTEGRATED OIL & GAS--1.7%
   Amerada Hess Corp.                                 14,800        2,107,520
                                                                -------------

INVESTMENT BANKING & BROKERAGE--2.0%
   Edwards (A.G.), Inc.                               51,300        2,557,818
                                                                -------------

LEISURE FACILITIES--1.9%
   Vail Resorts, Inc. (b)                             63,400        2,423,148
                                                                -------------

LIFE & HEALTH INSURANCE--1.5%
   StanCorp Financial Group, Inc.                     36,200        1,958,782
                                                                -------------

METAL & GLASS CONTAINERS--3.1%
   Ball Corp.                                         20,600          902,898
   Owens-Illinois, Inc. (b)                           86,000        1,493,820
   Silgan Holdings, Inc.                              38,400        1,542,528
                                                                -------------
                                                                    3,939,246
                                                                -------------

MULTI-UTILITIES--2.7%
   PNM Resources, Inc.                                26,850          655,140
   Puget Energy, Inc.                                 54,200        1,147,956
   Wisconsin Energy Corp.                             29,800        1,191,702
   WPS Resources Corp.                                10,500          516,810
                                                                -------------
                                                                    3,511,608
                                                                -------------

OFFICE SERVICES & SUPPLIES--2.2%
   IKON Office Solutions, Inc.                       125,300        1,785,525
   United Stationers, Inc. (b)                        19,100        1,014,210
                                                                -------------
                                                                    2,799,735
                                                                -------------

OIL & GAS DRILLING--1.8%
   Rowan Cos., Inc.                                   38,000        1,670,480
   TODCO Class A (b)                                  16,200          638,442
                                                                -------------
                                                                    2,308,922
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--1.0%
   Hanover Compressor Co. (b)                         65,400        1,217,748
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--1.3%
   Plains Exploration & Production Co. (b)            42,200        1,630,608
                                                                -------------

PHARMACEUTICALS--0.5%
   Endo Pharmaceuticals Holdings, Inc. (b)            21,200          695,572
                                                                -------------

PROPERTY & CASUALTY INSURANCE--1.3%
   Old Republic International Corp.                   78,500        1,712,870
                                                                -------------

                                                     SHARES         VALUE
                                                  ------------  -------------
PUBLISHING & PRINTING--1.4%
   Reader's Digest Association, Inc. (The)           122,200    $   1,802,450
                                                                -------------

REGIONAL BANKS--4.2%
   Central Pacific Financial Corp.                    36,000        1,321,920
   Trustmark Corp.                                    38,634        1,222,380
   UnionBanCal Corp.                                  23,500        1,648,760
   Whitney Holding Corp.                              31,500        1,116,990
                                                                -------------
                                                                    5,310,050
                                                                -------------

REITS--3.1%
   Digital Realty Trust, Inc.                         47,900        1,349,343
   FelCor Lodging Trust, Inc.                         97,500        2,057,250
   Sunstone Hotel Investors, Inc.                     21,000          608,370
                                                                -------------
                                                                    4,014,963
                                                                -------------

RESTAURANTS--1.9%
   Jack in the Box, Inc. (b)                          31,400        1,365,900
   Papa John's International, Inc. (b)                32,100        1,053,201
                                                                -------------
                                                                    2,419,101
                                                                -------------

SPECIALTY CHEMICALS--0.6%
   Albemarle Corp.                                    14,300          648,505
   Chemtura Corp.                                     11,700          137,826
                                                                -------------
                                                                      786,331
                                                                -------------

SPECIALTY STORES--3.3%
   Borders Group, Inc.                                74,500        1,880,380
   Office Depot, Inc. (b)                             61,300        2,282,812
                                                                -------------
                                                                    4,163,192
                                                                -------------

STEEL--1.4%
   Chaparral Steel Co. (b)                            14,100          915,372
   Reliance Steel & Aluminum Co.                       9,500          892,240
                                                                -------------
                                                                    1,807,612
                                                                -------------

TECHNOLOGY DISTRIBUTORS--1.5%
   Arrow Electronics, Inc. (b)                        40,500        1,306,935
   Tech Data Corp. (b)                                18,000          664,380
                                                                -------------
                                                                    1,971,315
                                                                -------------

THRIFTS & MORTGAGE FINANCE--7.8%
   Astoria Financial Corp.                            51,750        1,602,180
   MAF Bancorp, Inc.                                  44,000        1,925,880
   Provident Financial Services, Inc.                 87,500        1,583,750
   Radian Group, Inc.                                 40,100        2,416,025
   Washington Federal, Inc.                           31,806          769,705
   Webster Financial Corp.                            33,700        1,633,102
                                                                -------------
                                                                    9,930,642
                                                                -------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

                                                     SHARES        VALUE
                                                  ------------  ------------

TOBACCO--1.3%
   Universal Corp.                                    46,500    $  1,709,805
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS--1.6%
   GATX Corp.                                         49,100       2,027,339
                                                                ------------

TRUCKING--2.8%
   CNF, Inc.                                          32,900       1,643,026
   Laidlaw International, Inc.                        72,610       1,974,992
                                                                ------------
                                                                   3,618,018
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
   Centennial Communications Corp.                    66,914         490,480
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $94,485,239)                                 119,902,076
                                                                ------------

FOREIGN COMMON STOCKS(C)--3.5%

ELECTRONIC MANUFACTURING SERVICES--1.5%
   Celestica, Inc. (Canada) (b)                      171,605       1,964,877
                                                                ------------

REINSURANCE--2.0%
   PartnerRe Ltd. (United States)                      6,700         416,003
   Platinum Underwriters Holdings Ltd. (United
     States)                                          52,500       1,527,750
   RenaissanceRe Holdings Ltd. (United States)        13,500         588,870
                                                                ------------
                                                                   2,532,623
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $4,347,289)                                    4,497,500
                                                                ------------
TOTAL LONG TERM INVESTMENTS--97.2%
   (Identified cost $98,832,528)                                 124,399,576
                                                                ------------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
   SSgA Money Market Fund (4.29% seven day
     effective yield)                                985,791         985,791
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $985,791)                                        985,791
                                                                ------------

TOTAL INVESTMENTS--98.0%
   (Identified cost $99,818,319)                                 125,385,367 (a)
   Other assets and liabilities, net--2.0%                         2,526,051
                                                                ------------
NET ASSETS--100.0%                                              $127,911,418
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $28,001,936 and gross depreciation of $2,434,888 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $99,818,319.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--93.9%

AEROSPACE & DEFENSE--1.3%
   Moog, Inc. Class A (b)                             28,925    $   1,026,548
                                                                -------------

AIRLINES--1.3%
   Alaska Air Group, Inc. (b)                         28,000          992,600
                                                                -------------

APPAREL RETAIL--1.7%
   Payless ShoeSource, Inc. (b)                       38,100          872,109
   Too, Inc. (b)                                      13,800          474,030
                                                                -------------
                                                                    1,346,139
                                                                -------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
   Phillips-Van Heusen Corp.                          33,950        1,297,229
                                                                -------------

AUTO PARTS & EQUIPMENT--2.2%
   ArvinMeritor, Inc.                                 10,600          158,046
   BorgWarner, Inc.                                   12,000          720,480
   TRW Automotive Holdings Corp. (b)                  36,600          852,780
                                                                -------------
                                                                    1,731,306
                                                                -------------

AUTOMOTIVE RETAIL--1.1%
   Sonic Automotive, Inc.                             32,050          889,708
                                                                -------------

CATALOG RETAIL--1.0%
   Insight Enterprises, Inc. (b)                      34,900          768,149
                                                                -------------

COMMUNICATIONS EQUIPMENT--3.0%
   ADC Telecommunications, Inc. (b)                   12,142          310,714
   Andrew Corp. (b)                                   79,300          973,804
   Black Box Corp.                                    12,800          615,040
   CommScope, Inc. (b)                                15,500          442,525
                                                                -------------
                                                                    2,342,083
                                                                -------------

COMPUTER HARDWARE--0.5%
   Intergraph Corp. (b)                                9,200          383,272
                                                                -------------

CONSTRUCTION & ENGINEERING--3.9%
   Granite Construction, Inc.                         17,100          832,428
   Quanta Services, Inc. (b)                          91,000        1,457,820
   URS Corp. (b)                                      18,900          760,725
                                                                -------------
                                                                    3,050,973
                                                                -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.0%
   Accuride Corp. (b)                                 48,375          556,313
   Cascade Corp.                                       7,225          381,841
   Commercial Vehicle Group, Inc. (b)                 17,500          336,175
   Terex Corp. (b)                                    13,300        1,053,892
                                                                -------------
                                                                    2,328,221
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

CONSTRUCTION MATERIALS--0.7%
   Texas Industries, Inc.                              8,500    $     514,165
                                                                -------------

DRUG RETAIL--0.5%
   Longs Drug Stores Corp.                             8,500          393,380
                                                                -------------

ELECTRIC UTILITIES--1.1%
   Northeast Utilities                                43,850          856,391
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--3.3%
   Acuity Brands, Inc.                                23,300          932,000
   C&D Technologies, Inc.                             77,000          711,480
   Genlyte Group, Inc. (The) (b)                      13,800          940,332
                                                                -------------
                                                                    2,583,812
                                                                -------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.7%
   AVX Corp.                                          16,190          286,563
   Checkpoint Systems, Inc. (b)                       26,100          701,568
   GSi Group, Inc. (b)                                29,000          320,450
   Vishay Intertechnology, Inc. (b)                   52,400          746,176
                                                                -------------
                                                                    2,054,757
                                                                -------------

ELECTRONIC MANUFACTURING SERVICES--1.8%
   CTS Corp.                                          76,100        1,018,218
   Sanmina-SCI Corp. (b)                              85,500          350,550
                                                                -------------
                                                                    1,368,768
                                                                -------------

FOOD DISTRIBUTORS--1.4%
   Performance Food Group Co. (b)                     33,900        1,057,341
                                                                -------------

FOOD RETAIL--0.3%
   Pathmark Stores, Inc. (b)                          21,000          219,660
                                                                -------------

HEALTH CARE DISTRIBUTORS--1.1%
   Owens & Minor, Inc.                                26,400          865,128
                                                                -------------

HEALTH CARE EQUIPMENT--2.1%
   CONMED Corp. (b)                                   30,000          574,500
   PerkinElmer, Inc.                                  44,000        1,032,680
                                                                -------------
                                                                    1,607,180
                                                                -------------

HEALTH CARE FACILITIES--0.7%
   Universal Health Services, Inc. Class B            10,900          553,611
                                                                -------------

INDUSTRIAL MACHINERY--0.8%
   Gardner Denver, Inc. (b)                            8,000          521,600
   Wolverine Tube, Inc. (b)                           28,800          115,776
                                                                -------------
                                                                      637,376
                                                                -------------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                    SHARES          VALUE
                                                 ------------   -------------

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
   Eschelon Telecom, Inc. (b)                         15,300    $     240,669
   General Communication, Inc. Class A (b)            70,500          852,345
                                                                -------------
                                                                    1,093,014
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.9%
   Edwards (A.G.), Inc.                               29,000        1,445,940
                                                                -------------

LEISURE FACILITIES--1.3%
   Vail Resorts, Inc. (b)                             27,100        1,035,762
                                                                -------------

LEISURE PRODUCTS--1.2%
   Callaway Golf Co.                                  52,000          894,400
                                                                -------------

LIFE & HEALTH INSURANCE--1.6%
   StanCorp Financial Group, Inc.                     23,400        1,266,174
                                                                -------------

METAL & GLASS CONTAINERS--1.4%
   Silgan Holdings, Inc.                              26,400        1,060,488
                                                                -------------

MULTI-LINE INSURANCE--0.4%
   American National Insurance Co.                     2,700          302,616
                                                                -------------

MULTI-UTILITIES--1.4%
   PNM Resources, Inc.                                15,000          366,000
   Puget Energy, Inc.                                 33,900          718,002
                                                                -------------
                                                                    1,084,002
                                                                -------------

OFFICE SERVICES & SUPPLIES--2.2%
   IKON Office Solutions, Inc.                        75,200        1,071,600
   United Stationers, Inc. (b)                        11,800          626,580
                                                                -------------
                                                                    1,698,180
                                                                -------------

OIL & GAS DRILLING--0.5%
   TODCO Class A (b)                                  10,000          394,100
                                                                -------------

OIL & GAS EQUIPMENT & SERVICES--2.8%
   Bristow Group, Inc. (b)                            11,700          361,530
   Hanover Compressor Co. (b)                         41,100          765,282
   Oil States International, Inc. (b)                 27,200        1,002,320
                                                                -------------
                                                                    2,129,132
                                                                -------------

OIL & GAS EXPLORATION & PRODUCTION--1.7%
   Plains Exploration & Production Co. (b)            33,900        1,309,896
                                                                -------------

PACKAGED FOODS & MEATS--0.6%
   J & J Snack Foods Corp.                            14,000          470,260
                                                                -------------

PAPER PACKAGING--0.6%
   Rock-Tenn Co. Class A                              33,000          494,670
                                                                -------------

PAPER PRODUCTS--0.9%
   Schweitzer-Mauduit International, Inc.             27,525          660,600
                                                                -------------

                                                    SHARES          VALUE
                                                 ------------   -------------

PROPERTY & CASUALTY INSURANCE--2.4%
   American Physicians Capital, Inc. (b)              18,000    $     864,000
   Harleysville Group, Inc.                           33,400          991,646
                                                                -------------
                                                                    1,855,646
                                                                -------------

PUBLISHING & PRINTING--1.1%
   Reader's Digest Association, Inc. (The)            59,300          874,675
                                                                -------------

REGIONAL BANKS--5.3%
   AmericanWest Bancorp                               28,500          754,395
   Central Pacific Financial Corp.                    22,900          840,888
   Community Bank System, Inc.                        17,600          393,008
   F.N.B. Corp.                                       22,200          379,620
   First Indiana Corp.                                33,750          941,625
   Trustmark Corp.                                    24,300          768,852
                                                                -------------
                                                                    4,078,388
                                                                -------------

REINSURANCE--0.3%
   Arch Capital Group Ltd. (b)                         4,000          230,960
                                                                -------------

REITS--3.8%
   Digital Realty Trust, Inc.                         29,600          833,832
   Equity Inns, Inc.                                  47,700          772,740
   FelCor Lodging Trust, Inc.                         45,800          966,380
   Sunstone Hotel Investors, Inc.                     12,700          367,919
                                                                -------------
                                                                    2,940,871
                                                                -------------

RESTAURANTS--2.1%
   Jack in the Box, Inc. (b)                          18,500          804,750
   Papa John's International, Inc. (b)                24,900          816,969
                                                                -------------
                                                                    1,621,719
                                                                -------------

SEMICONDUCTOR EQUIPMENT--0.4%
   Photronics, Inc. (b)                               18,000          337,680
                                                                -------------

SPECIALIZED CONSUMER SERVICES--1.7%
   Alderwoods Group, Inc. (b)                         21,300          381,270
   Steiner Leisure Ltd. (b)                           23,200          939,600
                                                                -------------
                                                                    1,320,870
                                                                -------------

SPECIALTY CHEMICALS--0.7%
   Albemarle Corp.                                     8,000          362,800
   Chemtura Corp.                                     13,500          159,030
                                                                -------------
                                                                      521,830
                                                                -------------

SPECIALTY STORES--1.4%
   Borders Group, Inc.                                42,000        1,060,080
                                                                -------------

STEEL--3.3%
   Chaparral Steel Co. (b)                             8,500          551,820
   Commercial Metals Co.                              20,800        1,112,592
   Quanex Corp.                                        5,500          366,465

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

                                                    SHARES         VALUE
                                                 ------------   ------------

STEEL--(CONTINUED)
   Reliance Steel & Aluminum Co.                       5,600    $    525,952
                                                                ------------
                                                                   2,556,829
                                                                ------------

TECHNOLOGY DISTRIBUTORS--1.2%
   Bell Microproducts, Inc. (b)                       95,518         588,391
   Global Imaging Systems, Inc. (b)                    9,200         349,416
                                                                ------------
                                                                     937,807
                                                                ------------

THRIFTS & MORTGAGE FINANCE--5.0%
   Astoria Financial Corp.                            33,750       1,044,900
   MAF Bancorp, Inc.                                  20,900         914,793
   Provident Financial Services, Inc.                 50,300         910,430
   Webster Financial Corp.                            19,900         964,354
                                                                ------------
                                                                   3,834,477
                                                                ------------

TOBACCO--0.8%
   Universal Corp.                                    16,600         610,382
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS--1.5%
   GATX Corp.                                         27,800       1,147,862
                                                                ------------

TRUCKING--5.5%
   Arkansas Best Corp.                                15,000         586,800
   CNF, Inc.                                          17,900         893,926
   Dollar Thrifty Automotive Group, Inc. (b)          37,000       1,679,800
   Laidlaw International, Inc.                        41,000       1,115,200
                                                                ------------
                                                                   4,275,726
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
   Centennial Communications Corp.                    35,977         263,711
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $57,296,878)                                  72,676,544
                                                                ------------

FOREIGN COMMON STOCKS (c)--3.0%

BROADCASTING & CABLE TV--0.2%
   Corus Entertainment, Inc. Class B (Canada)          6,000         183,900
                                                                ------------

ELECTRONIC MANUFACTURING SERVICES--1.2%
   Celestica, Inc. (Canada) (b)                       81,860         937,297
                                                                ------------

PROPERTY & CASUALTY INSURANCE--0.1%
   Aspen Insurance Holdings Ltd. (United
     States)                                           2,700          66,582
                                                                ------------

                                                    SHARES         VALUE
                                                 ------------   ------------

REINSURANCE--1.5%
   PartnerRe Ltd. (United States)                      2,900    $    180,061
   Platinum Underwriters Holdings Ltd.
     (United States)                                  32,300         939,930
                                                                ------------
                                                                   1,119,991
                                                                ------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,238,044)                                    2,307,770
                                                                ------------
TOTAL LONG TERM INVESTMENTS--96.9%
   (Identified cost $59,534,922)                                  74,984,314
                                                                ------------

SHORT-TERM INVESTMENTS--2.9%

MONEY MARKET MUTUAL FUNDS--2.9%
   SSgA Money Market Fund (4.29% seven day
     effective yield)                              2,223,460       2,223,460
                                                                ------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,223,460)                                    2,223,460
                                                                ------------

TOTAL INVESTMENTS--99.8%
   (Identified cost $61,758,382)                                  77,207,774 (a)
   Other assets and liabilities, net--0.2%                           154,333
                                                                ------------
NET ASSETS--100.0%                                              $ 77,362,107
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,996,678 and gross depreciation of $1,553,820 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $61,764,916.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--94.9%

AEROSPACE & DEFENSE--2.3%
   United Technologies Corp.                          43,100    $   2,498,507
                                                                -------------

AIR FREIGHT & LOGISTICS--1.4%
   FedEx Corp.                                        13,000        1,468,220
                                                                -------------

AIRLINES--0.5%
   Alaska Air Group, Inc. (b)                         15,700          556,565
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.0%
   Mellon Financial Corp.                             29,300        1,043,080
                                                                -------------

AUTOMOTIVE RETAIL--2.1%
   Pantry, Inc. (The) (b)                             36,200        2,258,518
                                                                -------------

BIOTECHNOLOGY--1.3%
   Invitrogen Corp. (b)                               20,000        1,402,600
                                                                -------------

COMMUNICATIONS EQUIPMENT--1.0%
   Motorola, Inc.                                     47,400        1,085,934
                                                                -------------

COMPUTER HARDWARE--2.1%
   International Business Machines Corp.              27,000        2,226,690
                                                                -------------

CONSTRUCTION & ENGINEERING--1.5%
   URS Corp. (b)                                      40,100        1,614,025
                                                                -------------

DATA PROCESSING & OUTSOURCED SERVICES--2.6%
   Alliance Data Systems Corp. (b)                    39,900        1,866,123
   Automatic Data Processing, Inc.                    19,200          877,056
                                                                -------------
                                                                    2,743,179
                                                                -------------

DIVERSIFIED BANKS--6.5%
   Wachovia Corp.                                     68,700        3,850,635
   Wells Fargo & Co.                                  48,300        3,084,921
                                                                -------------
                                                                    6,935,556
                                                                -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.2%
   Adesa, Inc.                                        66,600        1,780,884
   Cintas Corp.                                       12,800          545,536
                                                                -------------
                                                                    2,326,420
                                                                -------------

DRUG RETAIL--0.9%
   CVS Corp.                                          32,600          973,762
                                                                -------------

ELECTRIC UTILITIES--2.3%
   DPL, Inc.                                          41,400        1,117,800

                                                    SHARES          VALUE
                                                 ------------   -------------

ELECTRIC UTILITIES--(CONTINUED)
   FPL Group, Inc.                                    33,300    $   1,336,662
                                                                -------------
                                                                    2,454,462
                                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
   Emerson Electric Co.                               11,900          995,197
                                                                -------------

ENVIRONMENTAL & FACILITIES SERVICES--1.9%
   Waste Connections, Inc. (b)                         9,200          366,252
   Waste Management, Inc.                             46,500        1,641,450
                                                                -------------
                                                                    2,007,702
                                                                -------------

FOOTWEAR--0.5%
   NIKE, Inc. Class B                                  6,200          527,620
                                                                -------------

HEALTH CARE EQUIPMENT--6.6%
   Baxter International, Inc.                         27,800        1,078,918
   Beckman Coulter, Inc.                              32,800        1,789,896
   Fisher Scientific International, Inc. (b)          39,600        2,694,780
   Thermo Electron Corp. (b)                          41,300        1,531,817
                                                                -------------
                                                                    7,095,411
                                                                -------------

HEALTH CARE SERVICES--0.5%
   Quest Diagnostics, Inc.                            10,000          513,000
                                                                -------------

HOUSEHOLD PRODUCTS--4.4%
   Church & Dwight Co., Inc.                          14,700          542,724
   Colgate-Palmolive Co.                              29,500        1,684,450
   Procter & Gamble Co. (The)                         32,400        1,866,888
   Spectrum Brands, Inc. (b)                          29,700          645,084
                                                                -------------
                                                                    4,739,146
                                                                -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.8%
   Manpower, Inc.                                     34,400        1,966,992
                                                                -------------

INDUSTRIAL CONGLOMERATES--5.5%
   General Electric Co.                              169,800        5,905,644
                                                                -------------

INDUSTRIAL MACHINERY--0.5%
   Danaher Corp.                                       7,800          495,690
                                                                -------------

INTEGRATED OIL & GAS--6.9%
   Chevron Corp.                                      27,931        1,619,160
   Exxon Mobil Corp.                                  94,998        5,781,578
                                                                -------------
                                                                    7,400,738
                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
   AT&T, Inc.                                         49,800        1,346,592

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                 (FORMERLY PHOENIX-ENGEMANN VALUE EQUITY SERIES)

                                                   SHARES          VALUE
                                                ------------   -------------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
   Verizon Communications, Inc.                      40,400    $   1,376,024
                                                               -------------
                                                                   2,722,616
                                                               -------------

INVESTMENT BANKING & BROKERAGE--4.1%
   Merrill Lynch & Co., Inc.                         55,700        4,386,932
                                                               -------------

LIFE & HEALTH INSURANCE--2.3%
   Prudential Financial, Inc.                        32,500        2,463,825
                                                               -------------

MANAGED HEALTH CARE--3.5%
   Centene Corp. (b)                                 25,200          735,084
   CIGNA Corp.                                       10,600        1,384,572
   Coventry Health Care, Inc. (b)                    17,450          941,951
   WellCare Health Plans, Inc. (b)                   14,800          672,512
                                                               -------------
                                                                   3,734,119
                                                               -------------

MOVIES & ENTERTAINMENT--0.5%
   Walt Disney Co. (The)                             20,400          568,956
                                                               -------------

MULTI-UTILITIES--3.1%
   Duke Energy Corp.                                 40,500        1,180,575
   PG&E Corp.                                        56,100        2,182,290
                                                               -------------
                                                                   3,362,865
                                                               -------------

OIL & GAS DRILLING--1.9%
   ENSCO International, Inc.                         17,900          920,955
   Transocean, Inc. (b)                              14,100        1,132,230
                                                               -------------
                                                                   2,053,185
                                                               -------------

OIL & GAS EQUIPMENT & SERVICES--1.0%
   Baker Hughes, Inc.                                15,000        1,026,000
                                                               -------------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
   Anadarko Petroleum Corp.                           9,300          939,393
                                                               -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--11.3%
   Bank of America Corp.                            142,647        6,496,144
   Citigroup, Inc.                                   26,400        1,246,872
   JPMorgan Chase & Co.                             103,000        4,288,920
                                                               -------------
                                                                  12,031,936
                                                               -------------

PROPERTY & CASUALTY INSURANCE--1.1%
   St. Paul Travelers Cos., Inc. (The)               29,400        1,228,626
                                                               -------------

                                                   SHARES          VALUE
                                                ------------   -------------

REITS--3.7%
   American Financial Realty Trust                   85,900    $   1,000,735
   Digital Realty Trust, Inc.                        83,100        2,340,927
   HRPT Properties Trust                             49,800          584,652
                                                               -------------
                                                                   3,926,314
                                                               -------------

RESTAURANTS--1.3%
   McDonald's Corp.                                  39,200        1,346,912
                                                               -------------

SOFT DRINKS--0.5%
   Coca-Cola Co. (The)                               12,200          510,814
                                                               -------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $82,759,694)                                 101,537,151
                                                               -------------

FOREIGN COMMON STOCKS (c)--2.7%

APPLICATION SOFTWARE--1.0%
   Amdocs Ltd. (United States) (b)                   29,500        1,063,770
                                                               -------------

COMMUNICATIONS EQUIPMENT--1.0%
   Alcatel SA Sponsored ADR (France) (b)             66,500        1,024,100
                                                               -------------

MARINE--0.7%
   Diana Shipping, Inc. (Greece)                     63,000          762,930
                                                               -------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $2,533,948)                                    2,850,800
                                                               -------------
TOTAL LONG TERM INVESTMENTS--97.6%
   (Identified cost $85,293,642)                                 104,387,951
                                                               -------------

                                                    PAR
                                                   VALUE
                                                   (000)           VALUE
                                                ------------   -------------

SHORT-TERM INVESTMENTS (d)--2.6%

COMMERCIAL PAPER--2.6%
   CAFCO LLC 4.83%, 4/3/06                      $     2,755        2,754,261
                                                               -------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,754,261)                                    2,754,261
                                                               -------------

TOTAL INVESTMENTS--100.2%
   (Identified cost $88,047,903)                                 107,142,212 (a)
   Other assets and liabilities, net--(0.2)%                        (212,101)
                                                               -------------
NET ASSETS--100.0%                                             $ 106,930,111
                                                               =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,608,962 and gross depreciation of $940,693 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $88,473,943.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At March 31, 2006, the total value of these securities represented approximately the following percentage of net assets:

SERIES                                             PERCENTAGE OF NET ASSETS
------                                             ------------------------

Goodwin Multi-Sector Short Term Bond                         4.8%

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      Goodwin Money Market Series uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At March 31, 2006, the following series had entered into forward currency contracts as follows:

                                                                                             NET
                                                                                         UNREALIZED
                       CONTRACT TO         IN EXCHANGE    SETTLEMENT                    APPRECIATION
                         RECEIVE               FOR           DATE         VALUE        (DEPRECIATION)
                         -------               ---           ----         -----        --------------
Engemann
Strategic
Allocation           JPY 40,555,200       USD 350,000       5/15/06     $  346,791        $ (3,209)

Goodwin Multi-
Sector Fixed
Income                JPY 67,753,200        USD 600,000     4/17/06     $  577,092        $(22,908)
                     JPY 204,881,400      USD 1,800,000     4/24/06      1,746,984         (53,016)
                      JPY 69,868,200        USD 600,000      5/8/06        596,916          (3,084)
                      JPY 69,523,200        USD 600,000     5/15/06        594,499          (5,501)
                                                                                          --------
                                                                                          $(84,509)
                                                                                          ========

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

Goodwin Multi-
Sector Short
Term Bond            JPY 13,550,640       USD 120,000       4/17/06     $  115,418         $(4,582)
                     JPY 42,683,625       USD 375,000       4/24/06        363,955         (11,045)
                     JPY 14,555,875       USD 125,000        5/8/06        124,357            (643)
                     JPY 14,484,000       USD 125,000       5/15/06        123,854          (1,146)
                                                                                          --------
                                                                                          $(17,416)
                                                                                          ========

JPY  Japanese Yen        USD  United States Dollar

F. REIT INVESTMENTS

      With respect to the Duff & Phelps Real Estate Securities Series, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. FUTURES CONTRACTS

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

      At March 31, 2006, the following series had entered into futures contracts as follows:

                                                          VALUE OF                          NET
                                                          CONTRACTS       MARKET         UNREALIZED
                                            NUMBER OF       WHEN         VALUE OF       APPRECIATION
                         EXPIRATION DATE    CONTRACTS      OPENED        CONTRACTS     (DEPRECIATION)
                         ---------------    ---------      ------        ---------     --------------
Northern Dow 30

         Dow Jones
        Industrial
     Average Index           June '06           2          $221,500       $223,900          $2,400

Northern
Nasdaq-100
Index(R)

        Nasdaq-100
          Index(R)           June '06           7          $235,706       $240,800          $5,094

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased.

I. SECURITY LENDING

      Certain series loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Series. Under the terms of the agreement, the series receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the series net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

J. REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

K. LOAN AGREEMENTS

      Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

      Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At March 31, 2006, the series held the following restricted securities:

                                                                         MARKET            % OF
                                        ACQUISITION    ACQUISITION       VALUE AT          NET ASSETS
                                        DATE           COST              3/31/06           AT 3/31/06
                                        -------------------------------------------------------------
Alger-Small-Cap Growth
        Autobytel, Inc.                 6/20/03        $   20,288        $   18,109        0.1%

Alliance/Bernstein Enhanced Index
        Seagate Technology
        Tax Refund Rights               11/20/00                0               948        0.0%

Engemann Strategic Allocation
        ITW Cupids Financial
        Trust I 144A
        6.55%, 12/31/11                 4/18/02         1,996,980         2,078,794        0.6%

PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

Goodwin Multi-Sector Fixed Income
        Candescent Technologies
        Corp. Cv 144A
        8%, 5/1/03                      3/6/00             40,000                 0        0.0%

      Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    THE PHOENIX EDGE SERIES FUND
             -------------------------------------------------------------------


By (Signature and Title)*       /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                                Philip K. Polkinghorn, President
                                (principal executive officer)

Date  May 24, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                                Philip K. Polkinghorn, President
                                (principal executive officer)

Date  May 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                Nancy G. Curtiss, Vice President, Treasurer and
                                Principal Accounting Officer
                                (principal financial officer)

Date  May 24, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.